UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____811-05542________________________

     BlackRock Income Trust, Inc.
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:       October 31, 2006

Date of reporting period:     October 31, 2006

Item 1. Reports to Stockholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES	BLACKROCK SOLUTIONS	EQUITIES	FIXED INCOME	LIQUIDITY	REAL ESTATE

BlackRock Closed-End Funds

ANNUAL REPORT | OCTOBER 31, 2006

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

          BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

October 31, 2006

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ audited financial statements and a listing of the Trusts’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the Trust investments in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of October 31, 2006.

Trust	Yield[1]	Market Price	NAV

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)	5.97%	$15.08	$13.79

BlackRock Core Bond Trust (BHK)	6.25	12.86	13.82

BlackRock High Yield Trust (BHY)	7.88	7.77	7.85

BlackRock Income Opportunity Trust (BNA)	6.24	10.58	11.17

BlackRock Income Trust Inc. (BKT)	6.13	6.07	6.48

BlackRock Limited Duration Income Trust (BLW)	7.96	18.85	19.01

BlackRock Strategic Bond Trust (BHD)	7.19	12.85	13.83

[1]	Yield is based on closing market price. Past performance does not guarantee future results. These yields may increase/decrease due to an increase/decrease in the monthly distribution per share.

          On September 29, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch Investment Managers united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,500 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you.

          BlackRock, a world leader in asset management, has a proven commitment to managing fixed income securities. As of September 30, 2006, BlackRock managed $448 billion in fixed income securities, including 37 open-end and 94 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock, Inc.

          At a Meeting that occurred on November 21, 2006, the Board of Trustees of BNA approved an amendment to BNA’s Dividend Reinvestment Plan (the “Plan”). The amendment to the Plan is described under “Dividend Reinvestment Plans”.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES
OCTOBER 31, 2006

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Trust Information

Symbol on American Stock Exchange:	BCT

Initial Offering Date:	June 17, 1993

Closing Market Price as of 10/31/06:	$15.08

Net Asset Value as of 10/31/06:	$13.79

Yield on Closing Market Price as of 10/31/06 ($15.08):[1]	5.97%

Current Monthly Distribution per Share:[2]	$0.075

Current Annualized Distribution per Share:[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$15.08	$15.86	(4.92)%	$15.86	$14.75

NAV	$13.79	$14.63	(5.74)%	$14.65	$13.77

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	October 31, 2006	October 31, 2005

U.S. Government and Agency Securities	30%	46%

Agency Multiple Class Mortgage Pass-Through Securities	28	16

Corporate Bonds	14	18

Taxable Municipal Bonds	11	9

Inverse Floating Rate Mortgage Securities	8	4

Interest Only Mortgage-Backed Securities	7	6

Mortgage Pass-Through Securities	2	1

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Core Bond Trust (BHK)

Trust Information

Symbol on New York Stock Exchange:	BHK

Initial Offering Date:	November 27, 2001

Closing Market Price as of 10/31/06:	$12.86

Net Asset Value as of 10/31/06:	$13.82

Yield on Closing Market Price as of 10/31/06 ($12.86):[1]	6.25%

Current Monthly Distribution per Share:[2]	$0.067

Current Annualized Distribution per Share:[2]	$0.804

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$12.86	$13.69	(6.06)%	$13.85	$11.94

NAV	$13.82	$14.27	(3.15)%	$14.36	$13.12

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2006	October 31, 2005

Corporate Bonds	58%	42%

Mortgage Pass-Through Securities	10	15

Agency Multiple Class Mortgage Pass-Through Securities	8	—

Asset-Backed Securities	8	1

Commercial Mortgage-Backed Securities	6	6

U.S. Government and Agency Securities	5	31

Non-Agency Multiple Class Mortgage Pass-Through Securities	2	—

Interest Only Asset-Backed Securities	1	—

Interest Only Mortgage-Backed Securities	1	1

Foreign Government Bonds	1	2

Collateralized Mortgage Obligation Securities	—	2

Corporate Credit Breakdown3

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	7%	5%

AA/Aa	26	25

A	10	13

BBB/Baa	17	13

BB/Ba	12	12

B	23	23

CCC/Caa	5	6

Not Rated	—	3

[3]

Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Rating (“Fitch’s”) ratings. Corporate bonds represented approximately 58.3% and 53.3% of net assets on October 31, 2006 and 2005, respectively.

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock High Yield Trust (BHY)

Trust Information

Symbol on New York Stock Exchange:	BHY

Initial Offering Date:	December 23, 1998

Closing Market Price as of 10/31/06:	$7.77

Net Asset Value as of 10/31/06:	$7.85

Yield on Closing Market Price as of 10/31/06 ($7.77):[1]	7.88%

Current Monthly Distribution per Share:[2]	$0.051

Current Annualized Distribution per Share:[2]	$0.612

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$7.77	$7.36	5.57%	$8.89	$7.08

NAV	$7.85	$7.48	4.95%	$7.85	$7.33

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	October 31, 2006	October 31, 2005

Energy	16%	19%

Financial Institutions	14	14

Telecommunications	13	8

Basic Materials	11	12

Media	11	7

Consumer Products	6	7

Technology	5	5

Entertainment & Leisure	4	3

Aerospace & Defense	3	3

Automotive	3	2

Building & Development	3	3

Containers & Packaging	3	2

Health Care	3	4

Industrials	3	6

Transportation	2	3

Ecological Services & Equipment	—	1

Real Estate	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2006	October 31, 2005

BBB/Baa	3%	3%

BB/Ba	26	32

B	55	51

CCC/Caa	12	14

C	2	—

Not Rated	2	—

[3]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 128.9% and 133.8% of net assets on October 31, 2006 and 2005, respectively.

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Income Opportunity Trust (BNA)

Trust Information

Symbol on New York Stock Exchange:	BNA

Initial Offering Date:	December 20, 1991

Closing Market Price as of 10/31/06:	$10.58

Net Asset Value as of 10/31/06:	$11.17

Yield on Closing Market Price as of 10/31/06 ($10.58):[1]	6.24%

Current Monthly Distribution per Share:[2]	$0.055

Current Annualized Distribution per Share:[2]	$0.660

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$10.58	$10.90	(2.94)%	$11.06	$9.63

NAV	$11.17	$11.56	(3.37)%	$11.63	$10.58

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2006	October 31, 2005

Corporate Bonds	48%	35%

Asset-Backed Securities	13	—

Mortgage Pass-Through Securities	12	13

Agency Multiple Class Mortgage Pass-Through Securities	7	5

U.S. Government and Agency Securities	7	37

Non-Agency Multiple Class Mortgage Pass-Through Securities	6	1

Commercial Mortgage-Backed Securities	4	4

Federal Housing Administration Securities	1	1

Interest Only Mortgage-Backed Securities	1	1

Inverse Floating Rate Mortgage Securities	1	1

Interest Only Asset-Backed Securities	—	1

Collateralized Mortgage Obligation Securities	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	9%	8%

AA/Aa	17	17

A	10	9

BBB/Baa	19	19

BB/Ba	13	15

B	25	24

CCC/Caa	6	6

Not Rated	1	2

[3]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 52.1% and 46.6% of net assets on October 31, 2006 and 2005, respectively.

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Income Trust Inc. (BKT)

Trust Information

Symbol on New York Stock Exchange:	BKT

Initial Offering Date:	July 22, 1988

Closing Market Price as of 10/31/06:	$6.07

Net Asset Value as of 10/31/06:	$6.48

Yield on Closing Market Price as of 10/31/06 ($6.07):[1]	6.13%

Current Monthly Distribution per Share:[2]	$0.031

Current Annualized Distribution per Share:[2]	$0.372

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$ 6.07	$ 5.90	2.88%	$ 6.52	$ 5.86

NAV	$ 6.48	$ 6.54	(0.92)%	$ 6.57	$ 6.36

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	October 31, 2006	October 31, 2005

Agency Multiple Class Mortgage Pass-Through Securities	28%	14%

Mortgage Pass-Through Securities	22	23

U.S. Government and Agency Securities	20	30

Interest Only Mortgage-Backed Securities	10	7

Non-Agency Multiple Class Mortgage Pass-Through Securities	9	2

Principal Only Mortgage-Backed Securities	5	5

Inverse Floating Rate Mortgage Securities	3	1

Federal Housing Administration Securities	2	2

Corporate Bonds	1	—

Collateralized Mortgage Obligation Residual Securities	—	2

Interest Only Asset-Backed Securities	—	1

Collateralized Mortgage Obligation Securities	—	13

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Limited Duration Income Trust (BLW)

Trust Information

Symbol on New York Stock Exchange:	BLW

Initial Offering Date:	July 30, 2003

Closing Market Price as of 10/31/06:	$18.85

Net Asset Value as of 10/31/06:	$19.01

Yield on Closing Market Price as of 10/31/06 ($18.85):[1]	7.96%

Current Monthly Distribution per Share:[2]	$0.125

Current Annualized Distribution per Share:[2]	$1.500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$18.85	$17.48	7.84%	$18.90	$16.54

NAV	$19.01	$19.17	(0.83)%	$19.22	$18.67

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	October 31, 2006	October 31, 2005

Corporate Bonds	43%	43%

Bank Loans	36	32

Mortgage Pass-Through Securities	14	15

U.S. Government and Agency Securities	4	4

Foreign Government Bonds	2	2

Non-Agency Multiple Class Mortgage Pass-Through Securities	1	1

Asset-Backed Securities	—	2

Interest Only Asset-Backed Securities	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2006	October 31, 2005

AA/Aa	2%	—%

A	1	3

BBB/Baa	9	9

BB/Ba	24	33

B	51	43

CCC/Caa	11	8

Not Rated	2	4

[3]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 64.3% and 59.8% of net assets on October 31, 2006 and 2005, respectively.

TRUST SUMMARIES OCTOBER 31, 2006
BlackRock Strategic Bond Trust (BHD)

Trust Information

Symbol on New York Stock Exchange:	BHD

Initial Offering Date:	February 26, 2002

Closing Market Price as of 10/31/06:	$12.85

Net Asset Value as of 10/31/06:	$13.83

Yield on Closing Market Price as of 10/31/06 ($12.85):[1]	7.19%

Current Monthly Distribution per Share:[2]	$0.077

Current Annualized Distribution per Share:[2]	$0.924

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	10/31/06	10/31/05	Change	High	Low

Market Price	$12.85	$12.45	3.21%	$13.23	$11.56

NAV	$13.83	$13.68	1.10%	$13.85	$13.23

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition

Composition	October 31, 2006	October 31, 2005

Financial Institutions	18%	21%

Media	14	10

Energy	13	12

Telecommunications	12	8

Consumer Products	7	9

Aerospace & Defense	6	5

Basic Materials	6	5

Technology	5	3

Health Care	4	7

Entertainment & Leisure	3	3

Industrials	3	4

Automotive	2	3

Building & Development	2	2

Ecological Services & Equipment	2	2

Containers & Packaging	1	1

Real Estate	1	2

Transportation	1	2

Conglomerates	—	1

Corporate Credit Breakdown3

Credit Rating	October 31, 2006	October 31, 2005

AAA/Aaa	3%	3%

AA/Aa	6	8

A	12	11

BBB/Baa	13	19

BB/Ba	16	11

B	40	36

CCC/Caa	9	9

Not Rated	1	3

[3]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 107.6% and 122.7% of net assets on October 31, 2006 and 2005, respectively.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—46.3%
			Mortgage Pass-Through Securities—1.0%
			Federal National Mortgage Assoc.,
	$375		5.50%, 1/01/17-2/01/17	$376,888
	15		6.50%, 7/01/29	15,499

			Total Mortgage Pass-Through Securities	392,387

			Agency Multiple Class Mortgage Pass-Through Securities—13.1%
			Federal Home Loan Mortgage Corp.,
	2,168		Ser. 1510, Class G, 7.05%, 5/15/13	2,188,610
	2,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,002,862
	81		Ser. 2564, Class NC, 5.00%, 2/15/33	76,072
			Federal National Mortgage Assoc.,
	23		Ser. 17, Class JA, 4.00%, 4/25/34	23,165
	966		Ser. 49, Class H, 7.00%, 4/25/13	991,795
	57	[2]	Government National Mortgage Assoc., REMIC Trust 2000, Ser. 16, Class FD, 5.97%, 12/16/27	57,524

			Total Agency Multiple Class Mortgage Pass-Through Securities	5,340,028

			Inverse Floating Rate Mortgage Securities—3.5%
AAA	166	[2]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 4.192%, 11/25/23	165,379
			Federal Home Loan Mortgage Corp.,
	97	[2]	Ser. 1425, Class SB, 7.966%, 12/15/07	97,272
	20	[2]	Ser. 1506, Class S, 9.71%, 5/15/08	19,650
	102	[2]	Ser. 1515, Class S, 8.756%, 5/15/08	103,024
	181	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	187,548
	22	[2]	Ser. 1661, Class SB, 8.834%, 1/15/09	22,752
	84	[2]	Ser. 1688, Class S, 9.206%, 12/15/13	85,598
	172	[2]	Ser. 2517, Class SE, 2.95%, 10/15/09	162,563
			Federal National Mortgage Assoc.,
	26	[2]	Ser. 13, Class SJ, 8.75%, 2/25/09	26,883
	252	[2]	Ser. 179, Class SB, 7.437%, 10/25/07	254,487
	53	[2]	Ser. 187, Class SB, 11.795%, 10/25/07	54,461
	37	[2]	Ser. 191, Class SD, 6.83%, 10/25/08	36,968
	87	[2]	Ser. 214, Class SH, 4.359%, 12/25/08	87,256
	121	[2]	Ser. 214, Class SK, 10.00%, 12/25/08	126,866

			Total Inverse Floating Rate Mortgage Securities	1,430,707

			Interest Only Mortgage-Backed Securities—3.1%
			Federal Home Loan Mortgage Corp.,
	1		Ser. 65, Class I, 918.03%, 8/15/20	1,242
	—		Ser. 141, Class H, 1,060.00%, 5/15/21	249
	104		Ser. 1645, Class IB, 5.50%, 9/15/08	1,151
	1,970		Ser. 2523, Class EH, 5.50%, 4/15/20	167,571
	673		Ser. 2633, Class PI, 4.50%, 3/15/12	15,876
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	314,814
	1,243		Ser. 2775, Class UB, 5.00%, 12/15/17	26,360
	2,255		Ser. 2976, Class KI, 5.50%, 11/15/34	179,326
			Federal National Mortgage Assoc.,
	1		Ser. 8, Class HA, 1,199.999%, 1/25/08	4,830
	1,607		Ser. 13, Class IG, 5.00%, 10/25/22	77,528
	103	[2]	Ser. 20, Class SL, 10.123%, 9/25/08	7,963
	3		Ser. 49, Class L, 444.917%, 4/25/13	29,462
	1		Ser. 51, Class K, 1,006.50%, 4/25/07	1,755
	10,408		Ser. 70, Class ID, 5.00%, 4/25/22	394,743
	3	[2]	Ser. 174, Class S, 97.242%, 9/25/22	12,318
	—		Ser. G-21, Class L, 949.50%, 7/25/21	9,447
NR	14,857	[2]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	28,532

			Total Interest Only Mortgage-Backed Securities	1,273,167

See Notes to Financial Statements.

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Principal Only Mortgage-Backed Security—0.0%
Aaa	$21	[3]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	$18,787

			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,5,6]	Ser. 2, 8.24%, 12/15/06	57
NR	629	[2,5,6]	Ser. 3, 8.724%, 4/15/07	63

			Total Asset-Backed Securities	143

			Corporate Bonds—6.6%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	101,250
BBB+	500	[4]	Israel Electric Corp. Ltd., 7.25%, 12/15/06 (Israel)	500,665
AA-	1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,073,919
Aa1	500		U.S. Bank NA, 2.85%, 11/15/06	499,570
AA-	500		Wachovia Corp., 4.95%, 11/01/06	500,000

			Total Corporate Bonds	2,675,404

			U.S. Government and Agency Securities—13.9%
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,197,751
	2,000		6.00%, 8/15/09	2,070,860
	385		6.625%, 5/15/07	388,128

			Total U.S. Government and Agency Securities	5,656,739

			Taxable Municipal Bonds—5.1%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	551,920
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	524,580
AAA	500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	514,320
AAA	500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	508,340

			Total Taxable Municipal Bonds	2,099,160

			Total Long-Term Investments (cost $19,176,252)	18,886,522

			SHORT-TERM INVESTMENTS—53.1%
			U.S. Government and Agency Discount Notes—53.1%
			Federal Home Loan Bank Discount Notes,
	1,400	[7]	4.981%, 11/01/06	1,400,000
	20,300	[7]	5.105%, 11/15/06	20,259,857

			Total Short-Term Investments (cost $21,659,857)	21,659,857

			Total Investments—99.4% (cost $40,836,1098)	$40,546,379
			Other assets in excess of liabilities—0.6%	234,939

			Net Assets—100%	$40,781,318

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[3]	Rate shown is effective yield as of October 31, 2006 of the underlying collateral.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 1.2% of its net assets, with a current market value of $500,688, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Illiquid security. As of October 31, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $143, in these securities.
[7]	Rate shown is the yield to maturity as of the date of purchase.
[8]

Cost for federal income tax purposes is $40,836,108. The net unrealized depreciation on a tax basis is $289,729, consisting of $402,723 gross unrealized appreciation and $692,452 gross unrealized depreciation.

KEY TO ABBREVIATION
REMIC – Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Core Bond Trust (BHK)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—101.0%
			Mortgage Pass-Through Securities—10.0%
			Federal Home Loan Mortgage Corp.,
	$1,875	[2]	3.01%, 4/19/07	$1,855,324
	83		5.00%, 8/01/33	79,991
	5,884		5.50%, 11/01/18-5/01/36	5,827,530
	1,747	[2]	5.50%, 11/01/18	1,751,440
	3,008		6.00%, 2/01/13-12/01/18	3,053,783
	115	[3]	6.276%, 5/01/32	118,233
	28		7.00%, 9/01/31	28,550
			Federal National Mortgage Assoc.,
	3,675	[2]	2.35%, 4/05/07	3,628,886
	47		4.50%, 2/01/20	45,515
	12,612		5.00%, 11/01/17-6/01/36	12,417,281
	4,138		5.50%, 1/01/18-4/01/36	4,128,134
	977		6.00%, 8/01/29-3/01/36	983,099
	332		7.00%, 1/01/31-7/01/32	348,043
	271		Government National Mortgage Assoc., 5.50%, 8/15/33	270,157
			Small Business Administration,
	877		Ser. P10B, Class 1, 4.754%, 8/01/14	855,457
	1,831		Ser. P10B, Class 1, 5.136%, 8/10/13	1,831,785

			Total Mortgage Pass-Through Securities	37,223,208

			Federal Housing Administration Security—0.3%
	1,051		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,077,172

			Agency Multiple Class Mortgage Pass-Through Securities—7.7%
			Federal Home Loan Mortgage Corp.,
	2,416		Ser. 82, Class HJ, 5.50%, 9/25/32	2,419,852
	1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,181,088
	3,120		Ser. 2806, Class VC, 6.00%, 12/15/19	3,195,004
	1,440		Ser. 2825, Class VP, 5.50%, 6/15/15	1,454,425
	1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,269,858
	3,392		Ser. 2922, Class GA, 5.50%, 5/15/34	3,416,276
	1,821		Ser. 2927, Class BA, 5.50%, 10/15/33	1,835,232
	1,754		Ser. 2933 Class HD, 5.50%, 2/15/35	1,769,474
	1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,636,881
			Federal National Mortgage Assoc.,
	1,552		Ser. 3 Class AP, 5.50%, 2/25/35	1,565,014
	3,234		Ser. 5, Class PK, 5.00%, 12/25/34	3,207,705
	2,040		Ser. 27, Class PC, 5.50%, 5/25/34	2,050,707
	2,011		Ser. 70, Class NA, 5.50%, 8/25/35	2,023,175
	1,828	[3]	Ser. 118, Class FD, 5.72%, 12/25/33	1,833,587

			Total Agency Multiple Class Mortgage Pass-Through Securities	28,858,278

			Non-Agency Multiple Class Mortgage Pass-Through Securities—2.8%
			First Union National Bank Commercial Mortgage,
AAA	3,150		Ser. C3, Class A3, 6.423%, 8/15/33	3,302,827
AAA	2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,363,523
AAA	2,350		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,321,153
AAA	2,584		Structured Asset Securities Corp., Ser. AL1, Class A2, 3.45%, 2/25/32	2,317,368

			Total Non Agency Multiple Class Mortgage Pass-Through Securities	10,304,871

			Asset-Backed Securities—8.2%
AAA	2,800		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	2,792,323
AAA	2,825		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	2,815,182
			Countrywide Asset-Backed Certificates,
AAA	1,242	[3]	Ser. 15, Class 2AV1, 5.42%, 4/25/36	1,242,234
AAA	1,870	[3]	Ser. 16, Class 4AV1, 5.42%, 5/25/36	1,870,245
AAA	2,825		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	2,820,494
AAA	2,850		Ford Credit Auto Owner Trust, Ser. A, Class A4, 5.07%, 12/15/10	2,850,545
AAA	2,300		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,260,300

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Asset-Backed Securities—(cont’d)
A1	$2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	$2,485,937
AAA	2,825		MBNA Credit Card Master Note Trust, Ser. A1, Class A, 4.90%, 7/15/11	2,821,472
AAA	1,510	[3,4]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	1,509,838
AAA	1,541	[3]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	1,541,455
AAA	1,160	[3]	SLM Student Loan Trust, Ser. 5, Class A1, 5.377%, 1/25/18	1,160,762
AAA	1,741	[3]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	1,740,806
AAA	2,725		USAA Auto Owner Trust, Ser. 1 Class A4, 5.04%, 12/15/11	2,730,162

			Total Asset-Backed Securities	30,641,755

			Interest Only Asset-Backed Securities—0.5%
			Sterling Coofs Trust,
NR	21,411		Ser. 1, 2.362%, 4/15/29	963,503
AAA	17,972	[3]	Ser. 2, 2.418%, 3/30/30	786,260

			Total Interest Only Asset-Backed Securities	1,749,763

			Interest Only Mortgage-Backed Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	2,611		Ser. 2579, Class HI, 5.00%, 8/15/17	337,982
	6,656		Ser. 2611, Class QI, 5.50%, 9/15/32	1,239,324
	29,152	[3]	Federal National Mortgage Assoc., Ser. 90, Class JH, 1.38%, 11/25/34	1,453,055

			Total Interest Only Mortgage-Backed Securities	3,030,361

			Commercial Mortgage-Backed Securities—6.5%
AAA	2,180	[3]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 4.885%, 11/10/42	2,170,441
AAA	1,366		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	1,373,856
AAA	2,720		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,679,590
AAA	1,573		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	1,638,821
AAA	2,584		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	2,612,055
AAA	1,615		Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,659,716
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,199,539
AAA	2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,122,052
AAA	1,691		JP Morgan Commercial Mortgage Finance Corp., Ser. C10, Class A2, 7.371%, 8/15/32	1,788,462
AAA	2,387		Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	2,423,872
AAA	3,500		Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,709,492

			Total Commercial Mortgage-Backed Securities	24,377,896

			Corporate Bonds—58.3%
			Aerospace & Defense—1.2%
B	100		Argo-Tech Corp., 9.25%, 6/01/11	103,750
B	1,305		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,357,200
			DRS Technologies, Inc.,
B	70		6.875%, 11/01/13	70,000
B	80		7.625%, 2/01/18	81,800
			Northrop Grumman Corp.,
BBB+	615		4.079%, 11/16/06	614,683
BBB+	960		7.875%, 3/01/26	1,192,609
BB	15		Sequa Corp., 9.00%, 8/01/09	15,825
A+	1,125		United Technologies Corp., 4.875%, 5/01/15	1,094,504

			Total Aerospace & Defense	4,530,371

			Automotive—0.6%
			Autonation, Inc.,
BB+	150		7.00%, 4/15/14	149,250
BB+	150	[3]	7.374%, 4/15/13	151,125
BB-	30	[3,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	29,325
BBB+	660		DaimlerChrysler NA Holding Corp., 7.45%, 3/01/27	709,073
B	300		Lear Corp., Ser. B, 8.11%, 5/15/09	304,125
CCC+	250		Metaldyne Corp., 10.00%, 11/01/13	256,250
BB-	517		TRW Automotive, Inc., 9.375%, 2/15/13	553,836

			Total Automotive	2,152,984

			Basic Materials—3.5%
B+	750		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	596,250
B+	995		AK Steel Corp., 7.75%, 6/15/12	995,000
B-	80	[3,5]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.874%, 7/15/10	81,600

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
BB-	$80	[3]	Bowater, Inc., 8.39%, 3/15/10	$80,800
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,325
B-	200		CPG Intl. I, Inc., 10.50%, 7/01/13	204,000
			Domtar, Inc.,
B2	60		7.125%, 8/15/15	57,300
B2	180		7.875%, 10/15/11	183,825
B+	150		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	150,000
B2	66		Huntsman LLC, 11.50%, 7/15/12	74,745
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	75,513
			Ineos Group Holdings PLC, (United Kingdom)
B2	285		7.875%, 2/07/16 (EUR)	348,741
B2	730	[5]	8.50%, 2/15/16	702,625
B3	1,045		Innophos, Inc., 8.875%, 8/15/14	1,042,387
BBB	130		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	145,600
			Lyondell Chemical Co.,
BB-	240		8.00%, 9/15/14	245,400
BB-	385		8.25%, 9/15/16	396,550
BB+	2,120		9.50%, 12/15/08	2,175,650
BB	190		Millennium America, Inc., 9.25%, 6/15/08	195,700
B3	510		NewPage Corp., 10.00%, 5/01/12	534,225
			Noranda, Inc.,
BBB+	825		6.00%, 10/15/15	829,616
BBB+	1,250		6.20%, 6/15/35	1,218,867
			Nova Chemicals Corp.,
BB	50		6.50%, 1/15/12	47,000
BB	610	[3]	8.405%, 11/15/13	620,675
CCC+	545	[5]	Pregis Corp., 12.375%, 10/15/13	577,700
B+	16		Rhodia SA, 10.25%, 6/01/10 (France)	18,120
BBB	1,430		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,394,932
B-	80	[5]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	81,200

			Total Basic Materials	13,103,346

			Building & Development—1.2%
B	635		ERICO Intl. Corp., 8.875%, 3/01/12	661,987
B-	440		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	422,400
BB+	3,000		Hovnanian Enterprises, Inc., 10.50%, 10/01/07	3,112,500
B3	190		Nortek, Inc., 8.50%, 9/01/14	181,450
			North American Energy Partners, Inc.,
Caa1	85		8.75%, 12/01/11	84,150
B1	175		9.00%, 6/01/10	190,750

			Total Building & Development	4,653,237

			Business Equipment & Services—0.0%
Ba2	100	[5]	FTI Consulting, Inc., 7.75%, 10/01/16	102,250

			Consumer Products—2.4%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	89,325
CCC+	650	[3]	Ames True Temper, Inc., 9.374%, 1/15/12	656,500
B2	165	[5]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	169,125
BBB+	530		Federated Department Stores, Inc., 6.79%, 7/15/27	534,044
B-	205		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	184,500
B	80		Gold Kist, Inc., 10.25%, 3/15/14	91,800
B2	605	[5]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	573,237
B-	320		Lazydays RV Center, Inc., 11.75%, 5/15/12	310,400
B	385	[3]	Levi Strauss & Co., 10.122%, 4/01/12	397,031
			May Deptartment Stores Co.,
BBB+	30		6.65%, 7/15/24	29,934
BBB+	230		7.875%, 3/01/30	260,152
			Michaels Stores, Inc.,
B2	470	[5]	10.00%, 11/01/14	470,588
Caa1	600	[5]	11.375%, 11/01/16	606,750
B3	50	[3,5]	Nutro Products, Inc., 9.40%, 10/15/13	51,375
B	1,000		Pantry, Inc., 7.75%, 2/15/14	1,012,500
BB-	200		Quiksilver, Inc., 6.875%, 4/15/15	192,500

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Consumer Products—(cont’d)
BB+	$250	[5]	Reynolds American, Inc., 7.625%, 6/01/16	$265,444
B1	2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,136,750
CCC	370		Spectrum Brands, Inc., 7.375%, 2/01/15	299,700
			United Rentals NA, Inc.,
B	780		7.00%, 2/15/14	746,850
B	25		7.75%, 11/15/13	24,938

			Total Consumer Products	9,103,443

			Containers & Packaging—0.8%
			Berry Plastics Holding Corp.,
B2	270	[5]	8.875%, 9/15/14	272,700
B2	180	[3,5]	9.265%, 9/15/14	182,025
B+	250		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	256,563
CCC+	75		Graham Packaging Co., Inc., 8.50%, 10/15/12	74,625
B1	190	[3,5]	Impress Holdings BV, 8.512%, 9/15/13	191,499
B	1,500		Owens Brockway, 8.25%, 5/15/13	1,545,000
B+	421		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	434,156

			Total Containers & Packaging	2,956,568

			Ecological Services & Equipment—0.2%
Caa1	590		Waste Services, Inc., 9.50%, 4/15/14	604,750

			Energy—6.5%
BBB-	425		Amerada Hess Corp., 7.125%, 3/15/33	473,304
BBB	2,350		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,435,810
			ANR Pipeline Co.,
Ba1	260		7.375%, 2/15/24	271,780
Ba1	810		9.625%, 11/01/21	1,008,088
B	140		Berry Petroleum Co., 8.25%, 11/01/16	139,650
CCC+	320		Chaparral Energy, Inc., 8.50%, 12/01/15	319,200
			Chesapeake Energy Corp.,
BB	150		6.375%, 6/15/15	144,750
BB	20		6.875%, 11/15/20	19,000
BB-	30		CMS Energy Corp., 7.50%, 1/15/09	30,825
BB-	160		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	158,000
B	415		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	393,212
A1	375		ConocoPhillips Holding Co., 6.95%, 4/15/29	432,888
BBB	725		DTE Energy Co., 6.35%, 6/01/16	754,054
BB-	165	[5]	Edison Mission Energy, 7.50%, 6/15/13	169,538
			El Paso Corp.,
B	100		7.80%, 8/01/31	104,250
B	65		9.625%, 5/15/12	72,150
B	150		10.75%, 10/01/10	167,250
			El Paso Natural Gas Co.,
Ba1	850		7.625%, 8/01/10	877,625
Ba1	225		8.375%, 6/15/32	260,388
Ba1	265		8.625%, 1/15/22	305,667
Ba1	131		Elwood Energy LLC, 8.159%, 7/05/26	139,115
A-	1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,047,586
			Encore Acquisition Co.,
B1	40		6.00%, 7/15/15	36,500
B1	60		7.25%, 12/01/17	57,750
BBB	1,500		Energy East Corp., 6.75%, 7/15/36	1,602,643
B-	130		Exco Resources, Inc., 7.25%, 1/15/11	125,125
AA-	950		Florida Power & Light Co., 4.95%, 6/01/35	857,447
BB+	80		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	76,500
BBB+	175		Halliburton Co., 7.60%, 8/15/96	203,870
B	49	[5]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	52,553
B-	170		KCS Energy, Inc., 7.125%, 4/01/12	163,200
Ba2	75		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	81,143
			Mirant Americas Generation LLC,
Caa1	155		8.30%, 5/01/11	156,938
Caa1	50		8.50%, 10/01/21	49,250
Caa1	75		9.125%, 5/01/31	77,625

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
BB-	$590		Mission Energy Holdings Co., 13.50%, 7/15/08	$657,850
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	50,563
B+	285		7.375%, 2/01/16	288,206
A-	360		Occidental Petroleum Corp., 7.20%, 4/01/28	420,832
BBB	1,000		Ohio Edison Co., 6.875%, 7/15/36	1,111,528
BBB	425		ONEOK Partners LP, 6.65%, 10/01/36	437,319
B2	130		Orion Power Holdings, Inc., 12.00%, 5/01/10	147,550
BBB+	790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	706,258
BBB	1,650		Pemex Project Funding Master Trust, 9.375%, 12/02/08	1,773,750
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	200,288
BB-	50		9.25%, 7/15/10	51,750
A-	700		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	687,345
B+	315	[5]	SemGroup LP, 8.75%, 11/15/15	317,363
B	360	[3,5]	Stone Energy Corp., 8.124%, 7/15/10	357,750
A-	295		Suncor Energy, Inc., 5.95%, 12/01/34 (Canada)	302,323
B3	320	[5]	Targa Resources, Inc., 8.50%, 11/01/13	319,200
AA	1,050		Texaco Capital, Inc., 8.875%, 9/01/21	1,401,672
A2	550		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	548,423
BBB-	20		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	20,700
B+	270		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	285,125
B1	375		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	370,412
BB+	415		Williams Cos., Inc., 8.75%, 3/15/32	460,650

			Total Energy	24,181,531

			Entertainment & Leisure—1.0%
			AMC Entertainment, Inc.,
B3	170		9.50%, 2/01/11	170,638
B3	185		11.00%, 2/01/16	204,656
B3	80		Cinemark, Inc., Zero Coupon, 3/15/14	65,100
B	1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,050,000
B-	150		Gaylord Entertainment Co., 6.75%, 11/15/14	143,625
B3	335	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	354,263
B	140	[5]	Pokagon Gaming Authority, 10.375%, 6/15/14	150,150
B3	110		Poster Financial Group, Inc., 8.75%, 12/01/11	114,675
BB	260		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	261,625
			Travelport, Inc.,
B-	510	[5]	9.875%, 9/01/14	502,987
B-	510	[5]	11.875%, 9/01/16	502,350
BB-	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	39,200

			Total Entertainment & Leisure	3,559,269

			Financial Institutions—22.0%
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	320		7.125%, 2/15/13	319,200
BB+	3,165		8.125%, 6/01/12	3,236,213
Aa3	545		BAC Capital Trust XI, 6.625%, 5/23/36	587,083
Aa2	325		Bank One Corp., 3.70%, 1/15/08	318,680
Aa2	1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,422,020
AA+	4,970	[3]	Barclays Bank PLC NY, 5.40%, 3/13/09	4,970,875
B	40		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	43,900
AA	350	[5]	Belvoir Land LLC, Ser. A1, 5.27%, 12/15/47	330,652
			Berkshire Hathaway Finance Corp.,
AAA	1,200		3.40%, 7/02/07	1,185,715
AAA	1,075		4.75%, 5/15/12	1,055,321
AA+	600		CitiFinancial, 6.25%, 1/01/08	605,668
			Citigroup, Inc.,
AA+	3,950	[6]	3.625%, 2/09/09	3,828,087
AA+	5,470		4.125%, 2/22/10	5,317,907
AA+	1,020		4.25%, 7/29/09	999,198
AA+	525		6.875%, 2/15/98	588,480
BB	980		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,016,750

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
AAA	$1,100	[5]	Depfa ACS Bank, 4.25%, 8/16/10 (Ireland)	$1,072,678
AA-	900	[3]	Deutsche Bank AG, 5.37%, 3/15/07	900,000
AAA	1,700		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,756,348
Aaa	525	[5]	Fort Irwin Land LLC, Ser. A-1, 5.03%, 12/15/25	492,135
AAA	3,625	[3]	General Electric Capital Corp., 5.424%, 1/15/08	3,628,368
BB	460		General Motors Acceptance Corp., 6.875%, 8/28/12	461,235
AA-	1,415		Goldman Sachs Group, Inc., 5.35%, 1/15/16	1,397,839
			HBOS Treasury Services PLC,
AA+	855	[5]	3.60%, 8/15/07	843,542
AA+	825	[5]	3.75%, 9/30/08	803,342
AA-	775		HSBC Bank NA, 5.875%, 11/01/34	780,850
			HSBC Finance Corp.,
AA-	1,820		4.75%, 5/15/09	1,806,783
AA-	635		6.375%, 8/01/10	660,357
			iPayment, Inc.,
CCC+	240	[5]	9.75%, 5/15/14	246,600
NR	960	[3,5,7]	12.75%, 7/15/14	958,800
AA	1,500	[5]	Irwin Land LLC, 5.40%, 12/15/47	1,394,865
Aa3	600		JP Morgan Chase & Co., 5.35%, 3/01/07	599,768
B-	255		K&F Acquisition, Inc., 7.75%, 11/15/14	258,188
BBB	630	[5]	Liberty Mutual Group, Inc., 7.50%, 8/15/36	700,726
A	1,525		MetLife, Inc., 5.70%, 6/15/35	1,504,852
AA	1,150	[5]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,121,712
			Morgan Stanley,
AA-	3,300	[3]	5.44%, 3/07/08	3,302,881
AA-	1,900		6.25%, 8/09/26	1,990,218
AA	2,125	[5]	Nationwide Building Society, 3.50%, 7/31/07 (United Kingdom)	2,096,478
B+	645	[5]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	654,675
AAA	850	[5]	New York Life Global Funding, 3.875%, 1/15/09	827,107
AA	350		Ohana Military Communities LLC, Ser. 04l, 6.193%, 4/01/49	375,743
A	500		Prudential Financial, Inc., 5.90%, 3/17/36	506,264
AA-	1,000	[5]	Prudential Funding LLC, 6.60%, 5/15/08	1,019,865
AAA	5,550	[3,5]	Rabobank Nederland Global, 5.37%, 4/06/09 (Netherlands)	5,550,755
			Rainbow National Services LLC,
B+	200	[5]	8.75%, 9/01/12	210,250
B+	1,455	[5]	10.375%, 9/01/14	1,618,688
B-	630		Standard Aero Holdings, Inc., 8.25%, 9/01/14	625,275
AA+	2,888	[8]	Structured Asset Receivable Trust, 1.649%, 1/21/10	2,887,082
			SunTrust Bank,
Aa3	1,635		3.625%, 10/15/07	1,608,014
Aa3	995		4.00%, 10/15/08	973,235
Aa2	1,265		4.415%, 6/15/09	1,243,353
AAA	235	[5]	TIAA Global Markets, Inc., 3.875%, 1/22/08	230,970
Aa2	375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	370,854
B-	50	[3]	Universal City Florida Holding Co. I/II, 10.121%, 5/01/10	51,438
			US Bank NA,
Aa1	1,380		2.87%, 2/01/07	1,370,844
Aa2	2,790		6.50%, 2/01/08	2,824,459
AAA	495	[5]	USAA Capital Corp., 4.00%, 12/10/07	487,197
			Wells Fargo & Co.,
Aa1	1,031		3.12%, 8/15/08	994,625
Aa1	355		4.20%, 1/15/10	345,263
Aa1	1,665		4.625%, 8/09/10	1,640,221
Aa1	435		4.875%, 1/12/11	431,835
Aa1	475		Wells Fargo Bank NA, 5.95%, 8/26/36	489,367
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,097

			Total Financial Institutions	81,996,790

			Health Care—1.6%
B	730	[5]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	693,500
			Healthsouth Corp.,
CCC+	695	[5]	10.75%, 6/15/16	712,375
CCC+	360	[3,5]	11.418%, 6/15/14	368,100

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Health Care—(cont’d)
B-	$460		Tenet Healthcare Corp., 6.875%, 11/15/31	$356,500
BBB	995		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	973,753
A	870		UnitedHealth Group, Inc., 5.80%, 3/15/36	867,494
B-	410		Universal Hospital Services, Inc., 10.125%, 11/01/11	433,575
			WellPoint, Inc.,
A-	955		5.85%, 1/15/36	939,151
A-	85		5.95%, 12/15/34	84,534
A	675		Wyeth, 6.00%, 2/15/36	693,842

			Total Health Care	6,122,824

			Industrials—1.4%
B2	360	[5]	AGY Holding Corp., 11.00%, 11/15/14	359,550
B	140		Hexcel Corp., 6.75%, 2/01/15	135,800
B3	320		Park-Ohio Industries, Inc., 8.375%, 11/15/14	297,600
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	293,250
			RBS Global, Inc./Rexnord Corp.,
B3	480	[5]	9.50%, 8/01/14	496,800
CCC+	325	[5]	11.75%, 8/01/16	338,000
B3	950	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	992,750
B+	2,000		Terex Corp., 9.25%, 7/15/11	2,100,000
B3	210		Trimas Corp., 9.875%, 6/15/12	197,925

			Total Industrials	5,211,675

			Media—5.9%
			Affinion Group, Inc.,
B-	515		10.125%, 10/15/13	545,900
B-	100		11.50%, 10/15/15	104,250
Caa2	450		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	427,500
			AOL Time Warner, Inc.,
BBB+	90		6.625%, 5/15/29	91,532
BBB+	3,040		7.57%, 2/01/24	3,340,507
BBB+	205	[6]	7.625%, 4/15/31	231,131
BBB+	85		7.70%, 5/01/32	96,806
BBB	55	[5]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	54,926
B+	180	[3]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	188,550
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	710		10.25%, 9/15/10	733,075
CCC	130		Ser. B, 10.25%, 9/15/10	133,900
B3	645	[5]	CMP Susquehanna Corp., 9.875%, 5/15/14	623,231
			Comcast Corp.,
BBB+	790		6.45%, 3/15/37	800,499
BBB+	2,375		6.50%, 1/15/17-11/15/35	2,473,341
B+	270		CSC Holdings, Inc., 7.875%, 12/15/07	273,713
B	75		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	81,469
BB	125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	129,688
			Echostar DBS Corp.,
BB-	175		5.75%, 10/01/08	173,906
BB-	290	[5]	7.00%, 10/01/13	287,462
BB-	75	[5]	7.125%, 2/01/16	73,313
B	250		General Cable Corp., 9.50%, 11/15/10	266,250
CCC+	100	[5]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	94,500
Ba3	450		LIN Television Corp., 6.50%, 5/15/13	426,937
B	180		Medianews Group, Inc., 6.875%, 10/01/13	167,175
B2	485		Network Communications, Inc., 10.75%, 12/01/13	488,031
			News America Holdings, Inc.,
BBB	985		7.625%, 11/30/28	1,105,441
BBB	825		7.70%, 10/30/25	927,237
BBB	625		8.45%, 8/01/34	759,851
B3	560		Nexstar Finance, Inc., 7.00%, 1/15/14	515,900
CCC+	965	[5]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	1,006,012
B1	600	[3,5]	Paxson Communications Corp., 8.624%, 1/15/12	606,750

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Primedia, Inc.,
B2	$260		8.00%, 5/15/13	$242,450
B2	190		8.875%, 5/15/11	189,525
B2	250	[3]	10.78%, 5/15/10	258,750
B	865		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	892,031
Caa1	165		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	160,875
			TCI Communications, Inc.,
BBB+	200		7.125%, 2/15/28	213,723
BBB+	620		7.875%, 8/01/13-2/15/26	708,878
BBB+	70		Time Warner Cos., Inc., 6.95%, 1/15/28	73,423
			Vertis, Inc.,
B1	645		9.75%, 4/01/09	658,706
Caa3	65	[5]	13.50%, 12/07/09	58,825
Caa1	225		Ser. B, 10.875%, 6/15/09	223,875
Caa1	1,155		Young Broadcasting, Inc., 10.00%, 3/01/11	1,091,475

			Total Media	22,001,319

			Real Estate—1.0%
			AvalonBay Communities, Inc.,
BBB+	350		6.625%, 9/15/11	369,260
BBB+	775		8.25%, 7/15/08	810,976
			Rouse Co.,
BB+	895		3.625%, 3/15/09	845,839
BB+	1,650		5.375%, 11/26/13	1,540,077

			Total Real Estate	3,566,152

			Technology—1.2%
BB-	50		Advanced Micro Devices, Inc., 7.75%, 11/01/12	50,875
CCC+	825		Amkor Technology, Inc., 9.25%, 6/01/16	767,250
B+	250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	250,625
B+	455	[5]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15	458,981
B-	175	[5]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	168,875
CCC+	280		SS&C Technologies, Inc., 11.75%, 12/01/13	301,000
			Sungard Data Systems, Inc.,
B-	120		9.125%, 8/15/13	124,500
B-	340	[3]	9.973%, 8/15/13	353,600
B-	560		10.25%, 8/15/15	586,600
B	945		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	966,263
B-	180	[3,5]	UGS Capital Corp. II, 10.38%, 6/01/11	185,850
B-	410		UGS Corp., 10.00%, 6/01/12	442,800

			Total Technology	4,657,219

			Telecommunications—7.6%
A	1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	899,528
BB-	210		Cincinnati Bell, Inc., 7.25%, 7/15/13	216,300
CCC	415	[5]	Cricket Communications, Inc., 9.375%, 11/01/14	424,337
			Deutsche Telekom Intl. Finance BV,
A-	3,000		5.75%, 3/23/16	2,963,874
A-	25		8.25%, 6/15/30	31,055
B3	190	[3]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	194,750
			Intelsat Ltd., (Bermuda)
BB-	295		8.625%, 1/15/15	306,062
BB-	500	[5]	9.25%, 6/15/16	533,750
BB-	105	[3]	10.484%, 1/15/12	106,444
B	200	[5]	11.25%, 6/15/16	217,750
B	800	[3,5]	11.64%, 6/15/13	848,000
			Lucent Technologies, Inc.,
B1	155		6.45%, 3/15/29	138,725
B1	805		6.50%, 1/15/28	720,475
B+	770	[5]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	806,575
B-	70		Nortel Networks Corp., 6.875%, 9/01/23 (Canada).	57,750
			Nortel Networks Ltd.,
B-	530	[3,5]	9.624%, 7/15/11	547,225
B-	185	[5]	10.125%, 7/15/13	196,100

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			PanAmSat Corp.,
B	$155		9.00%, 8/15/14	$161,975
B	475	[5]	9.00%, 6/15/16	496,375
			Qwest Corp.,
BB+	200		7.875%, 9/01/11	211,750
BB+	470	[3]	8.64%, 6/15/13	506,425
BB+	155		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	162,750
A	780		SBC Communications, Inc., 6.45%, 6/15/34	806,610
BBB+	1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,757,232
			Telecom Italia Capital SA,
BBB+	1,075		4.95%, 9/30/14	997,138
BBB+	1,550		6.00%, 9/30/34	1,419,136
BBB+	1,975		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	2,126,451
BBB+	725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	784,512
A+	70		Verizon Global Funding Corp., 7.75%, 12/01/30	81,809
A+	125		Verizon Maryland, Inc., 5.125%, 6/15/33	103,777
			Verizon New Jersey, Inc.,
A+	230		7.85%, 11/15/29	258,765
A+	335		Ser. A, 5.875%, 1/17/12	340,618
A+	3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,953,812
			Vodafone Group PLC,
A-	1,465	[3]	5.457%, 12/28/07	1,465,435
A-	2,504		7.75%, 2/15/10	2,687,290
			West Corp.,
B-	65	[5]	9.50%, 10/15/14	64,675
B-	460	[5]	11.00%, 10/15/16	462,300
B+	350	[5]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	388,937
			Windstream Corp.,
BB+	500	[5]	8.125%, 8/01/13	533,750
BB+	280	[5]	8.625%, 8/01/16	302,050

			Total Telecommunications	28,282,272

			Transportation—0.2%
BB-	115		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	114,713
A-	350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	380,246
B1	405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	386,775
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,115

			Total Transportation	930,849

			Total Corporate Bonds	217,716,849

			U.S. Government and Agency Securities—4.5%
	1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,754,110
	1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	591,295
			Tennessee Valley Authority,
	1,655		Ser. C, 5.88%, 4/01/36	1,843,900
	2,650	[2]	Ser. D, 4.875%, 12/15/16	2,647,207
			U.S. Treasury Bonds,
	6,718		2.00%, 1/15/26	6,420,943
	865		4.50%, 2/15/36	834,860
	2,900		U.S. Treasury Notes, 4.875%, 8/15/16	2,960,719

			Total U.S. Government and Agency Securities	17,053,034

			Foreign Government Bonds—1.4%
			United Mexican States,
Baa1	2,000		5.625%, 1/15/17	1,999,000
Baa1	400		6.75%, 9/27/34	431,000
Baa1	2,255		8.00%, 9/24/22	2,734,188

			Total Foreign Government Bonds	5,164,188

	Shares

			Common Stocks—0.0%
	1,895	[7,8]	Critical Care Systems Intl., Inc.	15,160

			Preferred Security—0.0%
	45,000		Superior Essex Holding Corp., Ser. A, 9.50%	36,000

			Total Long-Term Investments (cost $380,313,478)	377,248,535

See Notes to Financial Statements.

BlackRock Core Bond Trust (BHK) (continued)

Principal Amount (000)	Description	Value

	SHORT-TERM INVESTMENT—0.2%
	U.S. Government and Agency Discount Note—0.2%
$800 [10]	Federal Home Loan Bank Discount Note, 4.981%, 11/01/06 (cost $800,000)	$800,000

Contracts/ Notional Amount (000)

	OUTSTANDING OPTIONS PURCHASED—0.2%
	Interest Rate Swaps,
4,900	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	334,056
4,900	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	288,565
43,600	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 3/14/08	18,870
43,600	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 3/14/08	1,024
74	U.S. Treasury Notes Future, expiring 2/23/07	17,344

	Total Outstanding Options Purchased (cost $690,998)	659,859

	Total Investments before outstanding options written (cost $381,804,47611)	378,708,394

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
(4,500)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(138,531)
(4,500)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(208,665)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(140,057)
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(140,057)
(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(315,813)
(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(617,520)
(13,300)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(476,406)
(13,300)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(77,805)
(87,200)	Trust pays 3-month LIBOR, Trust receives 5.65%, expires 3/14/08	(10,028)
(37)	U.S. Treasury Notes Future, expiring 11/21/06	(2,890)

	Total Outstanding Options Written (premium received $3,059,631)	(2,127,772)

	Total Investments net of outstanding options written—100.8%	$376,580,622
	Liabilities in excess of other assets—(0.8)%	(3,062,498)

	Net Assets—100%	$373,518,124

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[4]	Represents an investment in an affiliate.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 11.0% of its net assets, with a current market value of $41,146,258, in securities restricted as to resale.

[6]

Security, or a portion thereof, pledged as collateral with a value of $3,154,652 on 26 long U.S. Treasury Note futures contracts expiring March 2007, 1,495 long U.S. Treasury Bond futures contracts expiring December 2006, 163 short Eurodollar futures contracts expiring December 2007 and 1,558 short U.S. Treasury Note futures contracts expiring December 2006. The notional value of such contracts on October 31, 2006 was $32,137,119, with an unrealized gain of $2,423,434.

[7]	Security is fair valued.
[8]	Illiquid security. As of October 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $2,887,082, in these securities.
[9]	Non-income producing security.
[10]	Rate shown is the yield to maturity as of the date of purchase.
[11]

Cost for federal income tax purposes is $382,268,326. The net unrealized depreciation on a tax basis is $3,559,932, consisting of $5,026,453 gross unrealized appreciation and $8,586,385 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – Euro
LIBOR – London Interbank Offered Rate

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock High Yield Trust (BHY)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—132.7%
			Corporate Bonds—128.9%
			Aerospace & Defense—3.7%
			AAR Corp.,
BB	$370		6.875%, 12/15/07	$370,000
NR	350	[2]	Ser. A2, 8.39%, 5/15/11	353,500
B	325		Argo-Tech Corp., 9.25%, 6/01/11	337,188
NR	1,500	[3]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	—
B	565		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	587,600
			DRS Technologies, Inc.,
B	40		6.875%, 11/01/13	40,000
B	100		7.625%, 2/01/18	102,250
BB+	20		L-3 Communications Corp., 5.875%, 1/15/15	19,350
BB	40		Sequa Corp., 9.00%, 8/01/09	42,200

			Total Aerospace & Defense	1,852,088

			Automotive—3.3%
			Autonation, Inc.,
BB+	90		7.00%, 4/15/14	89,550
BB+	80	[4]	7.374%, 4/15/13	80,600
BB-	20	[4,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	19,550
B3	150	[4]	Delco Remy Intl., Inc., 9.374%, 4/15/09	145,500
B-	150		Keystone Automotive Operations, Inc., 9.75%, 11/01/13	144,750
B	305		Lear Corp., Ser. B, 8.11%, 5/15/09	309,194
CCC+	255		Metaldyne Corp., 10.00%, 11/01/13	261,375
B+	250		Rent-A-Center, Inc., 7.50%, 5/01/10	249,375
CCC+	350		Stanadyne Corp., 10.00%, 8/15/14	357,000

			Total Automotive	1,656,894

			Basic Materials—13.8%
B+	265		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	210,675
B+	185		AK Steel Corp., 7.75%, 6/15/12	185,000
B-	205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	220,375
B-	70	[4,5]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.874%, 7/15/10	71,400
BB-	130	[4]	Bowater, Inc., 8.39%, 3/15/10	131,300
BB-	175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	171,500
B+	170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	157,675
BB+	50		Chemtura Corp., 6.875%, 6/01/16	48,875
B-	150		CPG Intl. I, Inc., 10.50%, 7/01/13	153,000
			Domtar, Inc.,
B2	40		7.125%, 8/15/15	38,200
B2	180		7.875%, 10/15/11	183,825
B+	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	90,000
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	50		8.75%, 2/15/09	52,000
BB-	115		10.125%, 9/01/08	121,900
BB-	100		10.625%, 5/01/11	107,000
Baa3	50		Hercules, Inc., 6.60%, 8/01/27	50,000
			Huntsman LLC,
B2	95		11.50%, 7/15/12	107,588
Ba3	365		11.625%, 10/15/10	402,412
BB	35		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	37,756
B2	190	[5]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	182,875
B3	645		Innophos, Inc., 8.875%, 8/15/14	643,387
Baa3	325		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	346,125
BBB	366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	409,920
B	75		Jacuzzi Brands, Inc., 9.625%, 7/01/10	80,344
			Lyondell Chemical Co.,
BB-	130		8.00%, 9/15/14	132,925
BB-	225		8.25%, 9/15/16	231,750
BB+	260		10.50%, 6/01/13	286,000

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
BB	$100		Millennium America, Inc., 9.25%, 6/15/08	$103,000
B-	340		Nalco Co., 8.875%, 11/15/13	357,850
			NewPage Corp.,
B3	450		10.00%, 5/01/12	471,375
Caa1	80		12.00%, 5/01/13	83,600
			Nova Chemicals Corp.,
BB	75		6.50%, 1/15/12	70,500
BB	390	[4]	8.405%, 11/15/13	396,825
CCC+	310	[5]	Pregis Corp., 12.375%, 10/15/13	328,600
B+	153		Rhodia SA, 10.25%, 6/01/10 (France)	173,272
BB	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	117,813
B-	10	[5]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	10,150

			Total Basic Materials	6,966,792

			Building & Development—3.8%
B+	40	[4]	Ainsworth Lumber Co. Ltd., 9.122%, 10/01/10 (Canada)	31,800
B	575		ERICO Intl. Corp., 8.875%, 3/01/12	599,437
			Goodman Global Holding Co., Inc.,
B-	160		7.875%, 12/15/12	153,600
B1	32	[4]	8.329%, 6/15/12	32,480
BB+	250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	230,000
B3	110		Nortek, Inc., 8.50%, 9/01/14	105,050
			North American Energy Partners, Inc.,
Caa1	335		8.75%, 12/01/11	331,650
B1	375		9.00%, 6/01/10	408,750

			Total Building & Development	1,892,767

			Business Equipment & Services—0.2%
Ba2	100	[5]	FTI Consulting, Inc., 7.75%, 10/01/16	102,250

			Consumer Products—8.2%
B3	50		ALH Finance LLC, 8.50%, 1/15/13	49,625
CCC+	265	[4]	Ames True Temper, Inc., 9.374%, 1/15/12	267,650
B3	160	[5]	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	157,400
B2	90	[5]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	92,250
B-	190		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	171,000
B	294		Gold Kist, Inc., 10.25%, 3/15/14	337,365
B2	175	[5]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	165,813
B-	485		Lazydays RV Center, Inc., 11.75%, 5/15/12	470,450
B	50	[4]	Levi Strauss & Co., 10.122%, 4/01/12	51,563
CC	380		Merisant Co., 9.50%, 7/15/13	235,600
			Michaels Stores, Inc.,
B2	260	[5]	10.00%, 11/01/14	260,325
Caa1	330	[5]	11.375%, 11/01/16	333,712
C	1,200	[2,3]	Nebco Evans Holding Co., 12.375%, 7/15/07	—
B2	95		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	101,888
B3	60	[4,5]	Nutro Products, Inc., 9.40%, 10/15/13	61,650
B	265		Pantry, Inc., 7.75%, 2/15/14	268,312
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	96,250
BB+	120	[5]	Reynolds American, Inc., 7.625%, 6/01/16	127,413
CCC	150		Spectrum Brands, Inc., 7.375%, 2/01/15	121,500
			United Rentals NA, Inc.,
B	640		7.00%, 2/15/14	612,800
B	130		7.75%, 11/15/13	129,675

			Total Consumer Products	4,112,241

			Containers & Packaging—4.1%
			Berry Plastics Holding Corp.,
B2	340	[5]	8.875%, 9/15/14	343,400
B2	100	[4,5]	9.265%, 9/15/14	101,125
B+	160		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	164,200
B	540		Crown Cork & Seal, Inc., 8.00%, 4/15/23	518,400
B	115		Crown European Holdings SA, 7.375%, 12/15/26	106,087
CCC+	110		Graham Packaging Co., Inc., 8.50%, 10/15/12	109,450

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Containers & Packaging—(cont’d)
B-	$65		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	$66,788
B1	210	[4,5]	Impress Holdings BV, 8.512%, 9/15/13	211,657
B+	412		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	424,875

			Total Containers & Packaging	2,045,982

			Ecological Services & Equipment—0.5%
BB-	80		Allied Waste NA, Inc., Ser. B, 8.50%, 12/01/08	84,200
Caa1	185		Waste Services, Inc., 9.50%, 4/15/14	189,625

			Total Ecological Services & Equipment	273,825

			Energy—20.9%
B+	135		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	144,677
Ba1	195		ANR Pipeline Co., 9.625%, 11/01/21	242,688
B	80		Berry Petroleum Co., 8.25%, 11/01/16	79,800
Ba1	146		CE Generation LLC, 7.416%, 12/15/18	150,293
CCC+	100		Chaparral Energy, Inc., 8.50%, 12/01/15	99,750
			Chesapeake Energy Corp.,
BB	90		6.375%, 6/15/15	86,850
BB	250		6.625%, 1/15/16	244,687
BB	20		6.875%, 11/15/20	19,000
BB-	10		CMS Energy Corp., 7.50%, 1/15/09	10,275
Ba1	40		Colorado Interstate Gas Co., 6.80%, 11/15/15	40,651
BB-	140		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	138,250
B	290		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	274,775
B	70		Copano Energy LLC, 8.125%, 3/01/16	71,225
B+	30		Denbury Resources, Inc., 7.50%, 12/15/15	30,000
CCC+	260	[2]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	249,600
			El Paso Corp.,
B	60		7.75%, 6/15/10	62,250
B	250		9.625%, 5/15/12	277,500
B	215		10.75%, 10/01/10	239,725
Ba1	65		El Paso Natural Gas Co., 7.625%, 8/01/10	67,113
Ba1	509		Elwood Energy LLC, 8.159%, 7/05/26	539,069
			Encore Acquisition Co.,
B1	40		6.00%, 7/15/15	36,500
B1	30		7.25%, 12/01/17	28,875
B-	370		Exco Resources, Inc., 7.25%, 1/15/11	356,125
BB-	65		Frontier Oil Corp., 6.625%, 10/01/11	64,188
BB+	50		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	47,813
B	195		Hanover Compressor Co., 8.625%, 12/15/10	202,800
B	170	[5]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	182,325
BBB-	98		Homer City Funding LLC, 8.734%, 10/01/26	110,458
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,656
B-	420		KCS Energy, Inc., 7.125%, 4/01/12	403,200
			Midwest Generation LLC,
BB+	95		8.75%, 5/01/34	102,719
Ba2	96		Ser. B, 8.56%, 1/02/16	103,683
			Mirant Americas Generation LLC,
Caa1	350		8.30%, 5/01/11	354,375
Caa1	135		8.50%, 10/01/21	132,975
Caa1	90		9.125%, 5/01/31	93,150
BB-	610		Mission Energy Holdings Co., 13.50%, 7/15/08	680,150
BB-	30		Newfield Exploration Co., 6.625%, 9/01/14	29,513
			NRG Energy, Inc.,
B+	130		7.25%, 2/01/14	131,463
B+	385		7.375%, 2/01/16	389,331
B2	345		Orion Power Holdings, Inc., 12.00%, 5/01/10	391,575
BB-	70		Plains Exploration & Production Co., 7.125%, 6/15/14	75,075
BB	210		Pride Intl., Inc., 7.375%, 7/15/14	216,825
B	185		Range Resources Corp., 7.375%, 7/15/13	186,850

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
			Reliant Energy, Inc.,
BB-	$390		6.75%, 12/15/14	$371,962
BB-	180		9.25%, 7/15/10	186,300
B+	210	[5]	SemGroup LP, 8.75%, 11/15/15	211,575
Ba2	40		Sithe Independence Funding, Ser. A, 9.00%, 12/30/13	44,160
B	250	[4,5]	Stone Energy Corp., 8.124%, 7/15/10	248,437
B3	200	[5]	Targa Resources, Inc., 8.50%, 11/01/13	199,500
Ba1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	186,014
			Transcontinental Gas Pipe Line Corp.,
BBB-	65		7.25%, 12/01/26	67,275
BBB-	400		Ser. B, 8.875%, 7/15/12	449,000
BBB-	130		TXU Corp., 6.55%, 11/15/34	124,077
B+	115		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	121,442
B1	495		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	489,125
			Williams Cos., Inc.,
BB+	355		7.625%, 7/15/19	373,637
BB+	75		8.75%, 3/15/32	83,250

			Total Energy	10,548,556

			Entertainment & Leisure—5.5%
			AMC Entertainment, Inc.,
B3	150		9.50%, 2/01/11	150,563
B3	150		11.00%, 2/01/16	165,938
B3	40		Cinemark, Inc., Zero Coupon, 3/15/14	32,550
			Gaylord Entertainment Co.,
B-	280		6.75%, 11/15/14	268,100
B-	40		8.00%, 11/15/13	40,700
B3	185	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	195,637
BB	60		MGM Mirage, 6.75%, 9/01/12	58,200
B	80	[5]	Pokagon Gaming Authority, 10.375%, 6/15/14	85,800
B3	305		Poster Financial Group, Inc., 8.75%, 12/01/11	317,962
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	183,150
BB	140		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	140,875
Ba3	100		Station Casinos, Inc., 6.625%, 3/15/18	88,750
			Travelport, Inc.,
B-	240	[5]	9.875%, 9/01/14	236,700
B-	250	[5]	11.875%, 9/01/16	246,250
B	435		Virgin River Casino, 9.00%, 1/15/12	441,525
B+	50		Warner Music Group, Inc., 7.375%, 4/15/14	48,875
BB-	70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	68,600

			Total Entertainment & Leisure	2,770,175

			Financial Institutions—18.6%
B+	459		AES Ironwood LLC, 8.857%, 11/30/25	502,275
B+	500		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	555,625
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	185		7.125%, 2/15/13	184,538
BB+	300		8.125%, 6/01/11	306,750
B	238		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	261,205
BB	285		Crum & Forster Holdings Corp., 10.375%, 6/15/13	295,687
B+	500	[5]	Dow Jones CDX HY, Ser. 6-T1, 8.625%, 6/29/11	511,875
BB	25		Fairfax Financial Holdings Ltd., 6.875%, 4/15/08 (Canada)	24,563
Ba3	2,500	[5]	First Dominion Funding II, Ser. 1A, 11.614%, 4/25/14 (Cayman Islands)	2,550,000
BB-	35		Ford Motor Credit Co., 5.70%, 1/15/10	32,413
BB	370		General Motors Acceptance Corp., 6.875%, 9/15/11-8/28/12	371,244
			iPayment, Inc.,
CCC+	325	[5]	9.75%, 5/15/14	333,937
NR	530	[2,4,5]	12.75%, 7/15/14	529,337
B-	200		K&F Acquisition, Inc., 7.75%, 11/15/14	202,500
B+	290	[5]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	294,350
			Rainbow National Services LLC,
B+	310	[5]	8.75%, 9/01/12	325,887
B+	490	[5]	10.375%, 9/01/14	545,125

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—(cont’d)
B-	$540		Standard Aero Holdings, Inc., 8.25%, 9/01/14	$535,950
B-	30	[4]	Universal City Florida Holding Co. I/II, 10.121%, 5/01/10	30,863
Aa3	70		Western Financial Bank, 9.625%, 5/15/12	77,136
C	2,000	[5]	Zais Investment Grade Ltd., Class C, 9.95%, 9/23/14 (Cayman Islands)	877,600

			Total Financial Institutions	9,348,860

			Health Care—3.4%
B	320	[5]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	304,000
			Coventry Health Care, Inc.,
BBB-	80		5.875%, 1/15/12	79,438
BBB-	80		6.125%, 1/15/15	79,721
			Healthsouth Corp.,
CCC+	425	[5]	10.75%, 6/15/16	435,625
CCC+	170	[4,5]	11.418%, 6/15/14	173,825
B2	135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	143,100
B-	110		Tenet Healthcare Corp., 6.875%, 11/15/31	85,250
B-	405		Universal Hospital Services, Inc., 10.125%, 11/01/11	428,288

			Total Health Care	1,729,247

			Industrials—4.0%
B2	200	[5]	AGY Holding Corp., 11.00%, 11/15/14	199,750
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	203,775
B	80		Hexcel Corp., 6.75%, 2/01/15	77,600
B3	185		Park-Ohio Industries, Inc., 8.375%, 11/15/14	172,050
CCC+	50		Polypore, Inc., 8.75%, 5/15/12	48,875
			RBS Global, Inc./Rexnord Corp.,
B3	270	[5]	9.50%, 8/01/14	279,450
CCC+	255	[5]	11.75%, 8/01/16	265,200
B3	510	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	532,950
B+	55		Terex Corp., 7.375%, 1/15/14	55,825
B3	210		Trimas Corp., 9.875%, 6/15/12	197,925

			Total Industrials	2,033,400

			Media—14.7%
			Affinion Group, Inc.,
B-	215		10.125%, 10/15/13	227,900
B-	80		11.50%, 10/15/15	83,400
Caa2	210		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	199,500
B+	175	[4]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	183,313
CCC+	60		CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.25%, 7/15/12	59,775
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	605		10.25%, 9/15/10	624,662
CCC	75		Ser. B, 10.25%, 9/15/10	77,250
B3	290	[5]	CMP Susquehanna Corp., 9.875%, 5/15/14	280,212
B+	45		CSC Holdings, Inc., Ser. B, 7.625%, 4/01/11	45,394
B	50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	54,313
BB	125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	129,688
			Echostar DBS Corp.,
BB-	15		6.375%, 10/01/11	14,850
BB-	200	[5]	7.00%, 10/01/13	198,250
BB-	260	[5]	7.125%, 2/01/16	254,150
B	325		General Cable Corp., 9.50%, 11/15/10	346,125
CCC+	75	[5]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	70,875
Ba3	325		LIN Television Corp., 6.50%, 5/15/13	308,344
B	165		Medianews Group, Inc., 6.875%, 10/01/13	153,244
B2	290		Network Communications, Inc., 10.75%, 12/01/13	291,812
B3	325		Nexstar Finance, Inc., 7.00%, 1/15/14	299,406
CCC+	445	[5]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	463,912
B1	125	[4,5]	Paxson Communications Corp., 8.624%, 1/15/12	126,406
			Primedia, Inc.,
B2	430		8.00%, 5/15/13	400,975
B2	120		8.875%, 5/15/11	119,700
B2	155	[4]	10.78%, 5/15/10	160,425

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
B	$1,035		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	$1,067,344
BB	165		Scholastic Corp., 5.00%, 4/15/13	147,403
			Vertis, Inc.,
B1	280		9.75%, 4/01/09	285,950
Caa3	35	[5]	13.50%, 12/07/09	31,675
Caa1	145		Ser. B, 10.875%, 6/15/09	144,275
Caa1	595		Young Broadcasting, Inc., 10.00%, 3/01/11	562,275

			Total Media	7,412,803

			Technology—6.1%
BB-	30		Advanced Micro Devices, Inc., 7.75%, 11/01/12	30,525
CCC+	445		Amkor Technology, Inc., 9.25%, 6/01/16	413,850
B+	350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	350,875
B+	60	[5]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	66,450
B+	195	[5]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15	196,706
B-	100	[5]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	96,500
CCC+	210		SS&C Technologies, Inc., 11.75%, 12/01/13	225,750
BB	105		STATS ChipPAC Ltd., 6.75%, 11/15/11 (Singapore)	101,850
			Sungard Data Systems, Inc.,
B-	95		9.125%, 8/15/13	98,563
B-	230	[4]	9.973%, 8/15/13	239,200
B-	445		10.25%, 8/15/15	466,137
B	305		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	311,863
B-	100	[4,5]	UGS Capital Corp. II, 10.38%, 6/01/11	103,250
B-	305		UGS Corp., 10.00%, 6/01/12	329,400
BBB-	60		Xerox Corp., 6.40%, 3/15/16	60,150

			Total Technology	3,091,069

			Telecommunications—16.0%
NR	2,000	[3]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	170,000
A	182		AT&T Corp., 8.05%, 11/15/11	198,077
B+	455		Centennial Communications Corp., 8.125%, 2/01/14	455,569
BB-	405		Cincinnati Bell, Inc., 7.25%, 7/15/13	417,150
CCC	215	[5]	Cricket Communications, Inc., 9.375%, 11/01/14	219,838
BB-	260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	270,075
B3	100	[4]	Hawaiian Telcom Communications, Inc., Ser. B, 10.789%, 5/01/13	102,500
			Intelsat Ltd., (Bermuda)
BB-	245		8.625%, 1/15/15	254,187
B	40		9.25%, 2/01/15	30,300
BB-	150	[5]	9.25%, 6/15/16	160,125
BB-	100	[4]	10.484%, 1/15/12	101,375
B	70	[5]	11.25%, 6/15/16	76,213
B	290	[4,5]	11.64%, 6/15/13	307,400
			Lucent Technologies, Inc.,
B1	185		6.45%, 3/15/29	165,575
B1	387		6.50%, 1/15/28	346,365
B+	445	[5]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	466,137
B-	205		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	169,125
			Nortel Networks Ltd.,
B-	245	[4,5]	9.624%, 7/15/11	252,962
B-	95	[5]	10.125%, 7/15/13	100,700
			PanAmSat Corp.,
BB	210		6.875%, 1/15/28	185,850
B	270		9.00%, 8/15/14	282,150
B	320	[5]	9.00%, 6/15/16	334,400
NR	600	[3]	PF Net Communications, Inc., 13.75%, 5/15/10	60
NR	360	[4,5]	ProtoStar I Ltd., Zero Coupon, 10/15/12 (Bermuda)	361,800
			Qwest Corp.,
BB+	600		7.875%, 9/01/11	635,250
BB+	230	[4]	8.64%, 6/15/13	247,825
BB+	125		8.875%, 3/15/12	137,500

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Rogers Wireless, Inc.,
BB+	$35		7.25%, 12/15/12	$36,750
BB	395		8.00%, 12/15/12	417,712
			West Corp.,
B-	40	[5]	9.50%, 10/15/14	39,800
B-	320	[5]	11.00%, 10/15/16	321,600
B+	375	[5]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	416,719
			Windstream Corp.,
BB+	200	[5]	8.125%, 8/01/13	213,500
BB+	145	[5]	8.625%, 8/01/16	156,419

			Total Telecommunications	8,051,008

			Transportation—2.1%
BB-	95		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	94,762
B1	170		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	162,350
B3	430		Horizon Lines LLC, 9.00%, 11/01/12	449,350
BB+	350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	345,625

			Total Transportation	1,052,087

			Total Corporate Bonds	64,940,044

			Bank Loans—3.0%
	530	[2]	Intelsat Ltd., 11.25%, 9/21/07	531,325
	1,000		Navistar Financial Corp., LIBOR + 5.00%, 2/28/09	1,010,000

			Total Bank Loans	1,541,325

	Shares

			Common Stocks—0.7%
	4,737	[2,6]	Critical Care Systems Intl., Inc.	37,896
	68,358		Globix Corp.	304,193
	14,992	[2]	Mattress Discounters Corp.	—

			Total Common Stocks	342,089

			Preferred Securities—0.1%
	1,098	[3]	Adelphia Business Solutions, Ser. B, 12.875%	—
	40,000		Superior Essex Holding Corp., Ser. A, 9.50%	32,000

			Total Preferred Securities	32,000

	Units (000)

			Warrants—0.0%
	1	[2,5,6,7]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	—
	54	[6,7]	Neon Communications, Inc., expires 12/02/12	1

	1	[5,6,7]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—

			Total Warrants	1

			Total Long-Term Investments (cost $72,838,609)	66,855,459

See Notes to Financial Statements.

BlackRock High Yield Trust (BHY) (continued)

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENT—4.2%
		U.S. Government and Agency Discount Note—4.2%
$2,100	[8]	Federal Home Loan Bank Discount Note, 4.981%, 11/01/06 (cost $2,100,000)	$2,100,000

		Total Investments—136.9% (cost $74,938,6099)	$68,955,459
		Liabilities in excess of other assets—(36.9)%	(18,570,222)

		Net Assets—100%	$50,385,237

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Security is fair valued.
[3]	Issuer is in default and/or bankruptcy.
[4]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 35.0% of its net assets, with a current market value of $17,650,704, in securities restricted as to resale.

[6]	Non-income producing security.
[7]	Illiquid security. As of October 31, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $1, in these securities.
[8]	Rate shown is the yield to maturity as of the date of purchase.
[9]

Cost for federal income tax purposes is $74,968,332. The net unrealized depreciation on a tax basis is $6,012,873, consisting of $1,423,161 gross unrealized appreciation and $7,436,034 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATION

LIBOR – London Interbank Offered Rate

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Income Opportunity Trust (BNA)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—109.4%
			Mortgage Pass-Through Securities—12.7%
			Federal Home Loan Mortgage Corp.,
	$1,082	[2,3]	4.363%, 1/01/35	$1,088,796
	1,871	[2,3]	5.149%, 1/01/35	1,843,811
			Federal National Mortgage Assoc.,
	15,843		5.50%, 12/01/13-5/18/35	15,814,190
	17,470	[3]	5.50%, 7/01/16-6/01/36	17,374,336
	397	[4]	5.50%, 12/01/32	393,246
	7,801	[3,4]	5.50%, 1/01/33	7,732,403
	1,056		6.00%, 3/01/16-5/01/36	1,071,793
	166		7.00%, 2/01/24-10/01/28	171,308
	2,915	[3]	7.25%, 1/15/10	3,118,313
	104		Government National Mortgage Assoc., 8.00%, 4/15/24-11/15/25	108,895

			Total Mortgage Pass-Through Securities	48,717,091

			Federal Housing Administration Securities—1.1%
			General Motors Acceptance Corp. Projects,
	221		Ser. 37, 7.43%, 5/01/22	223,653
	80		Ser. 44, 7.43%, 8/01/22	81,129
			Merrill Projects,
	152	[5]	Ser. 29, 7.43%, 10/01/20	153,837
	51	[5]	Ser. 42, 7.43%, 9/01/22	51,939
	1,785		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,801,471
	1,796		Westmore Project, 7.25%, 4/01/21	1,803,047

			Total Federal Housing Administration Securities	4,115,076

			Agency Multiple Class Mortgage Pass-Through Securities—8.4%
			Federal Home Loan Mortgage Corp.,
	3,380		Ser. 82, Class HJ, 5.50%, 9/25/32	3,385,987
	—	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	4
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	1,543
	3,327		Ser. 2806, Class VC, 6.00%, 12/15/19	3,407,389
	6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,856,630
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,357,772
	3,571		Ser. 2922, Class GA, 5.50%, 5/15/34	3,596,080
	1,961		Ser. 2927, Class BA, 5.50%, 10/15/33	1,976,404
	1,915		Ser. 2933 Class HD, 5.50%, 2/15/35	1,932,810
	1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,764,762
			Federal National Mortgage Assoc.,
	3,434		Ser. 5, Class PK, 5.00%, 12/25/34	3,406,120
	2,175		Ser. 27, Class PC, 5.50%, 5/25/34	2,186,216
	1,718	[2]	Ser. 118, Class FD, 5.72%, 12/25/33	1,722,939
	1,678		Government National Mortgage Assoc., Ser. 65, Class VA, 6.00%, 6/20/15	1,718,272

			Total Agency Multiple Class Mortgage Pass-Through Securities	32,312,928

			Non-Agency Multiple Class Mortgage Pass-Through Securities—6.2%
AAA	4,946		Countrywide Alternative Loan Trust, Ser. 19CB, Class A15, 6.00%, 8/25/36	4,957,120
AAA	2,483		DLJ Commercial Mortgage Corp., Class A 1B, 7.18%, 11/10/33	2,634,726
AAA	2,630		First Union-Lehman Brothers-Bank of America, Ser. C2, Class D, 6.778%, 11/18/35	2,839,549
AAA	2,310		GE Capital Commercial Mortgage Corp., Ser. 1A, Class A3, 6.269%, 12/10/35	2,424,154
AAA	2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,548,329
AAA	7,895		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	8,441,253
AAA	9	[2,6,8]	Summit Mortgage Trust, Ser. 1, Class B1, 6.573%, 12/28/12	8,838

			Total Non Agency Multiple Class Mortgage Pass-Through Securities	23,853,969

			Inverse Floating Rate Mortgage Securities—0.6%
	618	[2]	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	658,699
			Federal National Mortgage Assoc.,
	—	[2]	Ser. 7, Class S, 541.833%, 3/25/21	3,592
	—	[2]	Ser. 17, Class S, 531.967%, 6/25/21	5,575
	1,556	[2]	Ser. 23, Class PS, 9.206%, 4/25/23	1,626,996
	—	[2]	Ser. 46, Class S, 1,295.281%, 5/25/21	3,680
	—	[2]	Ser. 49, Class S, 479.05%, 12/25/21	2,066
	68	[2]	Ser. 87, Class S, 12.522%, 8/25/21	79,534

			Total Inverse Floating Rate Mortgage Securities	2,380,142

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Asset-Backed Securities—14.7%
AAA	$2,690	[2]	Ameriquest Mortgage Securities, Inc., Ser. R11, Class A1, 5.633%, 11/25/34	$2,697,195
AAA	3,025		Capital Auto Receivables Asset Trust, Ser. 1, Class A3, 5.03%, 10/15/09	3,017,492
AAA	2,650	[2]	Chase Issuance Trust, Ser. A3, 5.31%, 7/15/11	2,650,618
AAA	3,100		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	3,091,500
AAA	3,125		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	3,114,140
			Countrywide Asset-Backed Certificates,
AAA	1,361	[2]	Ser. 15, Class 2AV1, 5.42%, 4/25/36	1,361,056
AAA	2,046	[2]	Ser. 16, Class 4AV1, 5.42%, 1/25/35	2,046,080
AAA	3,150		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	3,144,975
AAA	2,575	[2]	Discover Card Master Trust I, Ser. 1, Class A, 5.33%, 9/16/10	2,575,724
AAA	3,400		Ford Credit Auto Owner Trust, Ser. A, Class A3, 5.07%, 11/15/09	3,392,950
AAA	2,550		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,505,985
A1	2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,485,938
			MBNA Credit Card Master Note Trust,
AAA	3,075		Ser. A1, Class A, 4.90%, 7/15/11	3,071,159
AAA	4,050	[2]	Ser. A4, 5.31%, 9/15/11	4,050,916
AAA	1,651	[2,5]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	1,651,789
			Morgan Stanley ABS Capital I,
AAA	3,280	[2]	Ser. HE5, Class A2A, 5.39%, 8/25/36	3,280,219
AAA	2,994	[2]	Ser. NC4, Class A2A, 5.35%, 6/25/36	2,993,681
AAA	1,690	[2]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	1,690,628
AAA	1,922	[2]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	1,922,455
AAA	3,075		USAA Auto Owner Trust, Ser. 1, Class A3, 5.01%, 9/15/10	3,071,063
AAA	2,925		Wachovia Auto Owner Trust, Ser. A, Class A4, 5.38%, 3/20/13	2,957,787

			Total Asset-Backed Securities	56,773,350

			Interest Only Asset-Backed Securities—0.5%
AAA	656	[2,6]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.89%, 6/15/17	2,948
			Sterling Coofs Trust,
NR	21,411		Ser. 1, 2.362%, 4/15/29	963,503
AAA	19,508	[2]	Ser. 2, 2.418%, 3/30/30	853,487

			Total Interest Only Asset-Backed Securities	1,819,938

			Interest Only Mortgage-Backed Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	38
	—		Ser. 200, Class R, 93,504.444%, 12/15/22	206
	8	[2]	Ser. 1043, Class H, 20.813%, 2/15/21	8,027
	—	[2]	Ser. 1054, Class I, 413.56%, 3/15/21	154
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,425
	—	[2]	Ser. 1148, Class E, 563.074%, 10/15/21	436
	—		Ser. 1179, Class O, 1,009.389%, 11/15/21	106
	—		Ser. 1221, Class H, 1,006.50%, 3/15/07	5
	185		Ser. 1254, Class Z, 8.50%, 4/15/22	1,266
	345		Ser. 1831, Class PG, 6.50%, 3/15/11	31,851
	6,656		Ser. 2611, Class QI, 5.50%, 9/15/32	1,239,324
			Federal National Mortgage Assoc.,
	96		Ser. 5, Class H, 9.00%, 1/25/22	23,393
	7		Ser. 7, Class 2, 8.50%, 4/01/17	1,376
	1	[2]	Ser. 10, Class S, 524.318%, 5/25/21	10,029
	—	[2]	Ser. 12, Class S, 553.577%, 5/25/21	8,976
	—		Ser. 33, Class PV, 1,078.42%, 10/25/21	11,731
	—		Ser. 38, Class N, 1,008.50%, 4/25/21	425
	3		Ser. 46, Class H, 1,042.50%, 12/25/09	43,364
	419	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	12,109
	12		Ser. 89, Class 2, 8.00%, 6/01/18	2,186
	29,152	[2]	Ser. 90, Class JH, 1.38%, 11/25/34	1,453,055
	4		Ser. 94, Class 2, 9.50%, 8/01/21	935
	—		Ser. 99, Class L, 930.00%, 8/25/21	3,925
	—		Ser. 123, Class M, 1,009.50%, 10/25/20	634
	17	[2]	Ser. 136, Class S, 14.746%, 11/25/20	21,639
	—		Ser. 139, Class PT, 648.35%, 10/25/21	4,716
	2	[2]	Ser. 141, Class SA, 13.625%, 8/25/07	88
AAA	5,102	[2,6]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 1.006%, 2/19/25	105,767
AAA	2,321	[2]	Salomon Brothers Mortgage Securities VII, Ser. 1, 0.542%, 3/25/22	977

			Total Interest Only Mortgage-Backed Securities	2,988,163

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Principal Only Mortgage-Backed Securities—0.1%
	$105	[4,7]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	$94,356
			Federal National Mortgage Assoc.,
	72	[7]	Ser. 51, Class E, 8.00%, 2/25/23	58,755
	14	[7]	Ser. 70, Class A, 7.00%, 5/25/23	11,185
	32	[7]	Ser. 167, Class D, 8.50%, 10/25/17	27,873
	25	[7]	Ser. 203, Class 1, 8.00%, 2/01/23	20,452
	17	[7]	Ser. 228, Class 1, 7.00%, 5/01/23	13,640

			Total Principal Only Mortgage-Backed Securities	226,261

			Commercial Mortgage-Backed Securities—4.3%
AAA	2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,296,391
AAA	2,970		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,925,876
AAA	2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,228,784
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,406,559
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,045,365
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,316,736
AAA	2,530	[2]	LB-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.984%, 6/15/29	2,539,117

			Total Commercial Mortgage-Backed Securities	16,758,828

			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	—		Ser. 40, Class R, 580.50%, 4/01/18	175
AAA	—		Ser. 42, Class R, 6,000.00%, 10/01/14	2,464
			Federal Home Loan Mortgage Corp.,
	—		Ser. 19, Class R, 9,427.316%, 3/15/20	906
	—		Ser. 75, Class R, 9.50%, 1/15/21	2
	—		Ser. 75, Class RS, 16.721%, 1/15/21	3
	—		Ser. 173, Class R, 9.00%, 11/15/21	12
	—		Ser. 173, Class RS, 9.029%, 11/15/21	12
NR	6		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residual Securities	3,574

			Corporate Bonds—52.1%
			Aerospace & Defense—1.0%
B	120		Argo-Tech Corp., 9.25%, 6/01/11	124,500
B	1,488		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,547,520
			DRS Technologies, Inc.,
B	80		6.875%, 11/01/13	80,000
B	80		7.625%, 2/01/18	81,800
BBB	712		Raytheon Co., 6.15%, 11/01/08	723,990
BB	15		Sequa Corp., 9.00%, 8/01/09	15,825
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,216,115

			Total Aerospace & Defense	3,789,750

			Automotive—0.3%
			Autonation, Inc.,
BB+	170		7.00%, 4/15/14	169,150
BB+	160	[2]	7.374%, 4/15/13	161,200
BB-	30	[2,6]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	29,325
B	345		Lear Corp., Ser. B, 8.11%, 5/15/09	349,744
CCC+	295		Metaldyne Corp., 10.00%, 11/01/13	302,375

			Total Automotive	1,011,794

			Basic Materials—3.6%
B+	685		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	544,575
B+	1,115		AK Steel Corp., 7.75%, 6/15/12	1,115,000
B-	80	[2,6]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.874%, 7/15/10	81,600
BB-	90	[2]	Bowater, Inc., 8.39%, 3/15/10	90,900
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,325
B-	230		CPG Intl. I, Inc., 10.50%, 7/01/13	234,600
B2	80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	76,400
B+	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	170,000
BB-	300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	321,000
			Huntsman LLC,
Ba3	230		11.625%, 10/15/10	253,575
B2	72		12.00%, 7/15/12	81,540

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
BB	$70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	$75,513
B2	750	[6]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	721,875
B3	1,150		Innophos, Inc., 8.875%, 8/15/14	1,147,125
BBB	135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	151,200
			Lyondell Chemical Co.,
BB-	260		8.00%, 9/15/14	265,850
BB-	515		8.25%, 9/15/16	530,450
BB+	130		10.50%, 6/01/13	143,000
BB+	1,785		11.125%, 7/15/12	1,932,262
BB	215		Millennium America, Inc., 9.25%, 6/15/08	221,450
B-	60		Nalco Co., 8.875%, 11/15/13	63,150
B3	575		NewPage Corp., 10.00%, 5/01/12	602,312
			Noranda, Inc.,
BBB+	600		6.00%, 10/15/15	603,357
BBB+	1,550		6.20%, 6/15/35	1,511,396
			Nova Chemicals Corp.,
BB	50		6.50%, 1/15/12	47,000
BB	630	[2]	8.405%, 11/15/13	641,025
CCC+	535	[6]	Pregis Corp., 12.375%, 10/15/13	567,100
B+	26		Rhodia SA, 10.25%, 6/01/10 (France)	29,445
BBB	1,570		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,531,499
B-	75	[6]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	76,125

			Total Basic Materials	13,859,649

			Building & Development—0.5%
B	780		ERICO Intl. Corp., 8.875%, 3/01/12	813,150
B-	495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	475,200
B3	210		Nortek, Inc., 8.50%, 9/01/14	200,550
			North American Energy Partners, Inc.,
Caa1	85		8.75%, 12/01/11	84,150
B1	300		9.00%, 6/01/10	327,000

			Total Building & Development	1,900,050

			Business Equipment & Services—0.0%
Ba2	125	[6]	FTI Consulting, Inc., 7.75%, 10/01/16	127,812

			Consumer Products—1.7%
B3	95		ALH Finance LLC, 8.50%, 1/15/13	94,288
CCC+	720	[2]	Ames True Temper, Inc., 9.374%, 1/15/12	727,200
B2	250	[6]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	256,250
BBB+	560		Federated Department Stores, Inc., 6.79%, 7/15/27	564,273
B-	285		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	256,500
B	90		Gold Kist, Inc., 10.25%, 3/15/14	103,275
B2	710	[6]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	672,725
B-	369		Lazydays RV Center, Inc., 11.75%, 5/15/12	357,930
B	470	[2]	Levi Strauss & Co., 10.122%, 4/01/12	484,688
			Michaels Stores, Inc.,
B2	530	[6]	10.00%, 11/01/14	530,662
Caa1	670	[6]	11.375%, 11/01/16	677,537
B3	50	[2,6]	Nutro Products, Inc., 9.40%, 10/15/13	51,375
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	288,750
BB+	250	[6]	Reynolds American, Inc., 7.625%, 6/01/16	265,444
CCC	375		Spectrum Brands, Inc., 7.375%, 2/01/15	303,750
			United Rentals NA, Inc.,
B	920		7.00%, 2/15/14	880,900
B	25		7.75%, 11/15/13	24,938

			Total Consumer Products	6,540,485

			Containers & Packaging—0.8%
			Berry Plastics Holding Corp.,
B2	290	[6]	8.875%, 9/15/14	292,900
B2	190	[2,6]	9.265%, 9/15/14	192,137
B+	150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	153,938
B1	210	[2,6]	Impress Holdings BV, 8.512%, 9/15/13	211,657
Ba2	1,626		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,666,650
B+	464		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	478,500

			Total Containers & Packaging	2,995,782

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Ecological Services & Equipment—0.8%
B	$2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	$2,362,500
Caa1	600		Waste Services, Inc., 9.50%, 4/15/14	615,000

			Total Ecological Services & Equipment	2,977,500

			Energy—5.7%
BBB	2,625		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,720,852
			ANR Pipeline Co.,
Ba1	145		7.375%, 2/15/24	151,570
Ba1	565		9.625%, 11/01/21	703,172
B	160		Berry Petroleum Co., 8.25%, 11/01/16	159,600
CCC+	380		Chaparral Energy, Inc., 8.50%, 12/01/15	379,050
			Chesapeake Energy Corp.,
BB	175		6.375%, 6/15/15	168,875
BB	20		6.875%, 11/15/20	19,000
BB-	35		CMS Energy Corp., 7.50%, 1/15/09	35,963
BB-	180		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	177,750
B	395		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	374,262
A1	1,970	[2]	ConocoPhillips Australia Funding Co., 5.468%, 4/09/09	1,971,962
BBB	450		DTE Energy Co., 6.35%, 6/01/16	468,034
BB-	180	[6]	Edison Mission Energy, 7.50%, 6/15/13	184,950
			El Paso Corp.,
B	120		7.80%, 8/01/31	125,100
B	100		9.625%, 5/15/12	111,000
B	125		10.75%, 10/01/10	139,375
			El Paso Natural Gas Co.,
Ba1	1,000		7.625%, 8/01/10	1,032,500
Ba1	150		8.375%, 6/15/32	173,592
Ba1	193		Elwood Energy LLC, 8.159%, 7/05/26	204,325
A-	425		EnCana Corp., 6.50%, 8/15/34 (Canada)	445,224
			Encore Acquisition Co.,
B1	50		6.00%, 7/15/15	45,625
B1	60		7.25%, 12/01/17	57,750
BBB	1,675		Energy East Corp., 6.75%, 7/15/36	1,789,619
B-	435		Exco Resources, Inc., 7.25%, 1/15/11	418,687
BBB-	480		FirstEnergy Corp., Ser. B, 6.45%, 11/15/11	502,201
AA-	575		Florida Power & Light Co., 4.95%, 6/01/35	518,981
BB+	90		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	86,063
BBB+	190		Halliburton Co., 7.60%, 8/15/96	221,345
B	136	[6]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	145,860
B-	215		KCS Energy, Inc., 7.125%, 4/01/12	206,400
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,365,795
Ba2	83		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	90,159
			Mirant Americas Generation LLC,
Caa1	175		8.30%, 5/01/11	177,187
Caa1	110		8.50%, 10/01/21	108,350
Caa1	85		9.125%, 5/01/31	87,975
BB-	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,137,300
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	50,563
B+	285		7.375%, 2/01/16	288,206
BBB	350		Ohio Edison Co., 6.875%, 7/15/36	389,035
BBB	500		ONEOK Partners LP, 6.65%, 10/01/36	514,492
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	158,900
			Reliant Energy, Inc.,
BB-	325		6.75%, 12/15/14	309,969
BB-	40		9.25%, 7/15/10	41,400
A-	175		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	171,836
B+	350	[6]	SemGroup LP, 8.75%, 11/15/15	352,625
B	390	[2,6]	Stone Energy Corp., 8.124%, 7/15/10	387,562
B3	360	[6]	Targa Resources, Inc., 8.50%, 11/01/13	359,100
AA	325		Texaco Capital, Inc., 8.875%, 9/01/21	433,851
A2	600		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	598,280
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	31,050
B+	315		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	332,646
B1	415		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	409,912
BB+	510		Williams Cos., Inc., 8.75%, 3/15/32	566,100

			Total Energy	22,100,980

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Entertainment & Leisure—2.1%
			AMC Entertainment, Inc.,
B3	$190		9.50%, 2/01/11	$190,713
B3	185		11.00%, 2/01/16	204,656
B3	90		Cinemark, Inc., Zero Coupon, 3/15/14	73,238
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	239,375
B3	325	[6]	Greektown Holdings LLC, 10.75%, 12/01/13	343,687
B+	1,000		MGM Mirage, 9.75%, 6/01/07	1,020,000
Ba1	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,082,500
B	160	[6]	Pokagon Gaming Authority, 10.375%, 6/15/14	171,600
B3	205		Poster Financial Group, Inc., 8.75%, 12/01/11	213,713
BB	290		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	291,813
BBB-	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,024,087
			Travelport, Inc.,
B-	570	[6]	9.875%, 9/01/14	562,162
B-	575	[6]	11.875%, 9/01/16	566,375
BB-	25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	24,500

			Total Entertainment & Leisure	8,008,419

			Financial Institutions—16.2%
BB+	350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	349,125
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,642,239
AA+	5,465	[2]	Barclays Bank PLC NY, 5.40%, 3/13/09	5,465,962
B	200		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	219,500
AAA	2,525		Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,442,640
			Citigroup, Inc.,
AA+	5,975		4.125%, 2/22/10	5,808,865
AA	1,350		6.125%, 8/25/36	1,401,943
AA+	550		6.875%, 2/15/98	616,503
			Credit Suisse First Boston, Inc.,
AA-	700	[4]	6.125%, 11/15/11	727,658
AA-	1,000		7.125%, 7/15/32	1,183,748
BB	990		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,027,125
AA-	950	[2]	Deutsche Bank AG, 5.37%, 3/15/07	950,000
AAA	1,900		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,962,977
			Fort Irwin Land LLC,
AA	780	[6]	Ser. A, Class II, 5.30%, 12/15/35	733,481
Aaa	575	[6]	Ser. A-1, 5.03%, 12/15/25	539,005
			General Electric Capital Corp.,
AAA	3,670	[2]	5.424%, 1/15/08	3,673,409
AAA	3,000		6.75%, 3/15/32	3,464,031
BB	510		General Motors Acceptance Corp., 6.875%, 8/28/12	511,369
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,058,215
AA-	1,035		Household Finance Corp., 6.375%, 10/15/11	1,086,032
			iPayment, Inc.,
CCC+	270	[6]	9.75%, 5/15/14	277,425
NR	1,060	[2,6,8]	12.75%, 7/15/14	1,058,675
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	364,500
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,593,793
BBB	700	[6]	Liberty Mutual Group, Inc., 7.50%, 8/15/36	778,585
A	1,200		MetLife, Inc., 5.70%, 6/15/35	1,184,146
			Morgan Stanley,
AA-	3,620	[2]	5.44%, 3/07/08	3,623,160
AA-	2,100		6.25%, 8/09/26	2,199,714
B+	685	[6]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	695,275
AAA	6,100	[2,6]	Rabobank Nederland Global, 5.37%, 4/06/09 (Netherlands)	6,100,830
			Rainbow National Services LLC,
B+	225	[6]	8.75%, 9/01/12	236,531
B+	1,650	[6]	10.375%, 9/01/14	1,835,625
B-	685		Standard Aero Holdings, Inc., 8.25%, 9/01/14	679,862
AA	2,000	[2]	UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,223,724
B-	50	[2]	Universal City Florida Holding Co. I/II, 10.121%, 5/01/10	51,438
Aa1	1,000		Wells Fargo & Co., 4.625%, 8/09/10	985,118
			Wells Fargo Bank NA,
Aa1	550		5.95%, 8/26/36	566,636
Aa1	2,000		7.55%, 6/21/10	2,159,052
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,097

			Total Financial Institutions	62,533,013

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Health Care—1.2%
B	$800	[6]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	$760,000
			Healthsouth Corp.,
CCC+	745	[6]	10.75%, 6/15/16	763,625
CCC+	435	[2,6]	11.418%, 6/15/14	444,788
B-	425		Tenet Healthcare Corp., 6.875%, 11/15/31	329,375
BBB	1,175		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,149,909
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	475,875
A-	595		WellPoint, Inc., 5.85%, 1/15/36	585,125

			Total Health Care	4,508,697

			Industrials—1.8%
B2	400	[6]	AGY Holding Corp., 11.00%, 11/15/14	399,500
Ba1	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,175,000
B	150		Hexcel Corp., 6.75%, 2/01/15	145,500
B+	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,410,480
B3	365		Park-Ohio Industries, Inc., 8.375%, 11/15/14	339,450
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	293,250
			RBS Global, Inc./Rexnord Corp.,
B3	540	[6]	9.50%, 8/01/14	558,900
CCC+	360	[6]	11.75%, 8/01/16	374,400
B3	1,050	[6]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,097,250
B3	150		Trimas Corp., 9.875%, 6/15/12	141,375

			Total Industrials	6,935,105

			Media—6.4%
			Affinion Group, Inc.,
B-	540		10.125%, 10/15/13	572,400
B-	110		11.50%, 10/15/15	114,675
Caa2	525		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	498,750
			AOL Time Warner, Inc.,
BBB+	1,635		7.57%, 2/01/24	1,796,621
BBB+	3,000		9.125%, 1/15/13	3,502,980
BBB+	1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,616,371
BBB	55	[6]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	54,926
B+	161	[2]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	168,648
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	645		10.25%, 9/15/10	665,963
CCC	180		Ser. B, 10.25%, 9/15/10	185,400
B3	690	[6]	CMP Susquehanna Corp., 9.875%, 5/15/14	666,712
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,051,697
B+	300		CSC Holdings, Inc., 7.875%, 12/15/07	304,125
B	85		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	92,331
BB	140		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	145,250
			Echostar DBS Corp.,
BB-	180		5.75%, 10/01/08	178,875
BB-	320	[6]	7.00%, 10/01/13	317,200
BB-	75	[6]	7.125%, 2/01/16	73,313
B	250		General Cable Corp., 9.50%, 11/15/10	266,250
CCC+	90	[6]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	85,050
Ba3	460		LIN Television Corp., 6.50%, 5/15/13	436,425
B	200		Medianews Group, Inc., 6.875%, 10/01/13	185,750
B2	535		Network Communications, Inc., 10.75%, 12/01/13	538,344
			News America Holdings, Inc.,
BBB	145		8.15%, 10/17/36	171,579
BBB	2,475		8.45%, 8/01/34	3,009,008
B3	660		Nexstar Finance, Inc., 7.00%, 1/15/14	608,025
CCC+	1,100	[6]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	1,146,750
B1	500	[2,6]	Paxson Communications Corp., 8.624%, 1/15/12	505,625
			Primedia, Inc.,
B2	290		8.00%, 5/15/13	270,425
B2	200		8.875%, 5/15/11	199,500
B2	260	[2]	10.78%, 5/15/10	269,100
B	950		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	979,687
Caa1	115		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	112,125
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,770,792

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Vertis, Inc.,
B1	$570		9.75%, 4/01/09	$582,113
Caa3	75	[6]	13.50%, 12/07/09	67,875
Caa1	255		Ser. B, 10.875%, 6/15/09	253,725
Caa1	1,245		Young Broadcasting, Inc., 10.00%, 3/01/11	1,176,525

			Total Media	24,640,910

			Real Estate—0.9%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,055,029
			Rouse Co.,
BB+	725		3.625%, 3/15/09	685,176
BB+	1,715		5.375%, 11/26/13	1,600,747

			Total Real Estate	3,340,952

			Technology—1.4%
BB-	50		Advanced Micro Devices, Inc., 7.75%, 11/01/12	50,875
CCC+	825		Amkor Technology, Inc., 9.25%, 6/01/16	767,250
B+	555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	556,387
B+	100	[6]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	110,750
B+	485	[6]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15	489,244
B-	190	[6]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	183,350
CCC+	295		SS&C Technologies, Inc., 11.75%, 12/01/13	317,125
BB	350		STATS ChipPAC Ltd., 6.75%, 11/15/11 (Singapore)	339,500
			Sungard Data Systems, Inc.,
B-	105		9.125%, 8/15/13	108,938
B-	315	[2]	9.973%, 8/15/13	327,600
B-	625		10.25%, 8/15/15	654,687
B	950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	971,375
B-	200	[2,6]	UGS Capital Corp. II, 10.38%, 6/01/11	206,500
B-	480		UGS Corp., 10.00%, 6/01/12	518,400

			Total Technology	5,601,981

			Telecommunications—7.3%
A	1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	899,528
BB-	470		Cincinnati Bell, Inc., 7.25%, 7/15/13	484,100
CCC	460	[6]	Cricket Communications, Inc., 9.375%, 11/01/14	470,350
A-	325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)	321,086
B3	170	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	174,250
			Intelsat Ltd., (Bermuda)
BB-	300		8.625%, 1/15/15	311,250
BB-	450	[6]	9.25%, 6/15/16	480,375
BB-	100	[2]	10.484%, 1/15/12	101,375
B	210	[6]	11.25%, 6/15/16	228,638
B	840	[2,6]	11.64%, 6/15/13	890,400
			Lucent Technologies, Inc.,
B1	170		6.45%, 3/15/29	152,150
B1	895		6.50%, 1/15/28	801,025
B+	935	[6]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	979,412
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	66,000
			Nortel Networks Ltd.,
B-	585	[2,6]	9.624%, 7/15/11	604,012
B-	200	[6]	10.125%, 7/15/13	212,000
			PanAmSat Corp.,
B	160		9.00%, 8/15/14	167,200
B	515	[6]	9.00%, 6/15/16	538,175
			Qwest Corp.,
BB+	55		7.875%, 9/01/11	58,231
BB+	375	[2]	8.64%, 6/15/13	404,063
A	2,500	[6]	SBC Communications, Inc., 4.214%, 6/05/07	2,481,175
			Sprint Capital Corp.,
BBB+	1,205		6.875%, 11/15/28	1,234,673
BBB+	1,250		8.75%, 3/15/32	1,544,320
BBB+	4,375		Telecom Italia Capital SA, 4.95%, 9/30/14 (Luxembourg)	4,058,119
BBB+	1,000		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	1,076,684
A+	575		Verizon Global Funding Corp., 7.75%, 6/15/32	672,886

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Verizon Maryland, Inc.,
A+	$540		5.125%, 6/15/33	$448,318
A+	1,355		Ser. A, 6.125%, 3/01/12	1,392,395
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	703,288
			Vodafone Group PLC,
A-	1,700	[2]	5.427%, 6/29/07	1,699,934
A-	1,615	[2]	5.457%, 12/28/07	1,615,480
A-	1,000		7.75%, 2/15/10	1,073,199
			West Corp.,
B-	85	[6]	9.50%, 10/15/14	84,575
B-	530	[6]	11.00%, 10/15/16	532,650
B+	360	[6]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	400,050
			Windstream Corp.,
BB+	410	[6]	8.125%, 8/01/13	437,675
BB+	325	[6]	8.625%, 8/01/16	350,594

			Total Telecommunications	28,149,635

			Transportation—0.4%
BB-	120		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	119,700
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,050,757
B1	450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	429,750
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	49,115

			Total Transportation	1,649,322

			Total Corporate Bonds	200,671,836

			U.S. Government and Agency Securities—7.9%
			Overseas Private Investment Corp.,
	343		4.09%, 5/29/12	314,652
	959	[2]	4.30%, 5/29/12	903,181
	718		4.64%, 5/29/12	685,586
	406		4.68%, 5/29/12	376,049
	3,069		4.87%, 5/29/12	2,959,123
	3,806	[2]	5.40%, 5/29/12	3,862,851
	6,055	[3]	Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	1,943,831
	1,024		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,059,732
			Tennessee Valley Authority,
	1,800		Ser. C, 5.88%, 4/01/36	2,005,450
	2,900	[3]	Ser. D, 4.875%, 12/15/16	2,896,943
			U.S. Treasury Bonds,
	10,242		2.00%, 1/15/26	9,788,501
	650		4.50%, 2/15/36	627,351
	1,947		U.S. Treasury Notes, 2.00%, 7/15/14	1,896,470
	2,000		U.S. Treasury Strip Principal, Zero Coupon, 11/15/21	967,144

			Total U.S. Government and Agency Securities	30,286,864

	Shares

			Common Stocks—0.0%
	1,895	[8,9]	Critical Care Systems Intl., Inc.	15,160

			Total Long-Term Investments (cost $423,239,446)	420,923,180

	Principal Amount (000)

			SHORT-TERM INVESTMENT—1.3%
			U.S. Government and Agency Discount Note—1.3%
	$5,100	[10]	Federal Home Loan Bank Discount Note, 4.981%, 11/01/06 (cost $5,100,000)	5,100,000

See Notes to Financial Statements.

BlackRock Income Opportunity Trust (BNA) (continued)

Contracts/ Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS PURCHASED—0.2%
	Interest Rate Swaps,
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	$323,899
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	374,961
48,200	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 3/14/08	20,861
48,200	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 3/14/08	1,133
82	U.S. Treasury Notes Future, expiring 2/23/07	19,220

	Total Outstanding Options Purchased (cost $774,125)	740,074

	Total Investments before TBA sale commitment and outstanding options written (cost $429,113,57111)	426,763,254

Principal Amount (000)

	TBA SALE COMMITMENT—(6.8)%
$(26,300)	Federal National Mortgage Assoc., TBA, 5.50%, 11/13/36 (proceeds $25,774,000)	(25,987,687)

Contracts/ Notional Amount (000)

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
(5,300)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(245,761)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(163,158)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(150,627)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(150,628)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(340,529)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(665,848)
(14,200)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(83,070)
(14,200)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(508,644)
(96,400)	Trust pays 3-month LIBOR, Trust receives 5.65%, expires 3/14/08	(11,086)
(41)	U.S. Treasury Notes Future, expiring 11/21/06	(3,203)

	Total Outstanding Options Written (premium received $3,321,623)	(2,322,554)

	Total Investments net of TBA sale commitment and outstanding options written—103.5%	$398,453,013
	Liabilities in excess of other assets—(3.5)%	(13,602,714)

	Net Assets—100%	$384,850,299

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Services or Fitch Ratings.
[2]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[4]

Security, or a portion thereof, pledged as collateral with a value of $1,709,424 on 242 long U.S. Treasury Note futures contracts expiring December 2006 to March 2007, 1,671 long U.S. Treasury Bond futures contracts expiring December 2006, 180 short Eurodollar futures contracts expiring December 2007 and 1,758 short U.S. Treasury Note futures contracts expiring December 2006. The notional value of such contracts on October 31, 2006 was $13,998,969, with an unrealized gain of $3,271,217.

[5]	Represents an investment in an affiliate.
[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 9.7% of its net assets, with a current market value of $37,197,269, in securities restricted as to resale.

[7]	Rate shown is effective yield as of October 31, 2006 of the underlying collateral.
[8]	Security is fair valued.
[9]	Non-income producing security.
[10]	Rate shown is the yield to maturity as of the date of purchase.
[11]

Cost for federal income tax purposes is $429,481,169. The net unrealized depreciation on a tax basis is $2,717,915, consisting of $6,258,254 gross unrealized appreciation and $8,976,169 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

LIBOR – London Interbank Offered Rate
TBA — To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Income Trust Inc. (BKT)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—121.1%
			Mortgage Pass-Through Securities—26.5%
			Federal Home Loan Mortgage Corp.,
	$996	[2]	4.149%, 1/01/35	$991,175
	1,038	[2]	4.96%, 10/01/34	1,018,892
	9,525		5.50%, 10/01/16-5/01/17	9,557,286
	29	[2]	6.01%, 11/01/17	29,554
	71		6.50%, 5/01/29-5/01/30	73,443
	2		7.50%, 2/01/23	2,564
	31		8.00%, 11/01/15	30,874
	—		8.50%, 4/01/07-3/01/08	520
	157		9.00%, 9/01/20	167,370
			Federal National Mortgage Assoc.,
	24,283		5.00%, 6/01/33-7/01/35	23,492,443
	35,807		5.50%, 12/01/13-8/01/34	35,701,757
	7,223	[3]	5.50%, 9/01/17	7,246,948
	7,347		6.00%, 11/01/31-10/01/36	7,404,048
	2,738		6.50%, 2/01/26-5/01/31	2,805,392
	4,546		7.00%, 6/01/26-1/01/32	4,698,416
	—		7.50%, 2/01/22	282
	133		8.00%, 5/01/08-5/01/22	134,400
	4		9.50%, 1/01/19-9/01/19	4,444
	15,200		TBA, 6.50%, 11/13/36	15,489,742
			Government National Mortgage Assoc.,
	51		7.00%, 10/15/17	52,897
	457		7.50%, 8/15/21-12/15/23	474,581
	244		8.00%, 10/15/22-2/15/29	259,071
	29		9.00%, 6/15/18-9/15/21	30,791

			Total Mortgage Pass-Through Securities	109,666,890

			Federal Housing Administration Securities—2.0%
	404		GMAC Colonial, 7.40%, 12/01/22	408,207
			GMAC Projects,
	298		Ser. 51, 7.43%, 2/01/23	300,986
	674		Ser. 56, 7.43%, 11/01/22	681,495
	51	[4]	Merrill Projects, Ser. 54, 7.43%, 5/15/23	51,795
	799		Reilly Project, Ser. 41, 8.28%, 3/01/20	807,776
			USGI Projects,
	110		Ser. 87, 7.43%, 12/01/22	110,777
	340		Ser. 99, 7.43%, 10/01/23	344,142
	5,652		Ser. 6094, 7.43%, 6/01/21	5,709,474

			Total Federal Housing Administration Securities	8,414,652

			Agency Multiple Class Mortgage Pass-Through Securities—33.3%
			Federal Home Loan Mortgage Corp.,
	4,842	[2]	Ser. 11, Class A9, 2.354%, 1/25/28	4,370,318
	268		Ser. 19, Class F, 8.50%, 3/15/20	267,482
	886		Ser. 40, Class K, 6.50%, 8/17/24	909,395
	—	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	10
	—		Ser. 1057, Class J, 1,008.001%, 3/15/21	3,312
	3,000		Ser. 1598, Class J, 6.50%, 10/15/08	3,004,292
	536		Ser. 1961, Class H, 6.50%, 5/15/12	542,066
	8,732		Ser. 2218, Class Z, 8.50%, 3/15/30	9,689,044
	15,806		Ser. 2461, Class Z, 6.50%, 6/15/32	16,305,653
	10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,602,373
	2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,435,994
	928		Ser. 2564, Class NC, 5.00%, 2/15/33	874,986
	2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,018,405
	11,913		Ser. 2758, Class KV, 5.50%, 5/15/23	11,921,219
	1,573		Ser. 2765, Class UA, 4.00%, 3/15/11	1,514,902
	3,387		Ser. 2806, Class VC, 6.00%, 12/15/19	3,468,334
	2,274		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,215,089
	3,428		Ser. 3179, Class Z, 5.75%, 12/15/18	3,409,017

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
	$3,202		Ser. 3193, Class ZA, 6.00%, 7/15/36	$3,193,073
	5,800		Ser. 3227, Class CZ, 6.00%, 8/15/36	5,778,250
			Federal National Mortgage Assoc.,
	1,288	[2]	Ser. 2, Class KP, 1.133%, 2/25/35	1,199,991
	266		Ser. 17, Class JA, 4.00%, 4/25/34	264,472
	6,100		Ser. 28, Class PB, 6.00%, 8/25/28	6,136,445
	2,448		Ser. 29, Class HC, 7.50%, 7/25/30	2,593,509
	2,210		Ser. 31, Class ZG, 7.50%, 5/25/34	2,757,610
	7,849		Ser. 32, Class VT, 6.00%, 9/25/15	7,989,883
	74	[2]	Ser. 38, Class F, 8.325%, 4/25/21	76,312
	7,434		Ser. 38, Class Z, 5.00%, 5/25/36	7,392,356
	3,105		Ser. 68, Class PC, 5.50%, 7/25/35	3,123,924
	12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,502,139
	2,825		Freddie Mac Structured Pass, Ser. 2996, Class MK, 5.50%, 6/15/35	2,849,819
			Government National Mortgage Assoc.,
	1,256		Ser. 5, Class Z, 7.00%, 5/16/26	1,308,961
	2,255		Ser. 33, Class PB, 6.50%, 7/20/31	2,303,503
	4,708		Ser. 89. Class PE, 6.00%, 10/20/34	4,834,498

			Total Agency Multiple Class Mortgage Pass-Through Securities	137,856,636

			Non-Agency Multiple Class Mortgage Pass-Through Securities—11.1%
AAA	7,208		CWALT, Inc., Ser. 28CB, Class 1A5, 5.50%, 8/25/35	7,205,842
			GSR Mortgage Loan Trust,
AAA	4,724	[2]	Ser. 10, Class 2A1, 4.474%, 10/25/33	4,520,060
AAA	4,625	[2]	Ser. 13, Class 1A1, 4.502%, 10/25/33	4,446,512
AAA	1,901		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 8.00%, 11/25/18	1,971,353
AAA	8,357		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 5.25%, 10/25/14	8,225,026
AAA	6,737	[2]	Residential Asset Securitization Trust, Ser. A8, Class A2, 5.67%, 10/25/18	6,714,725
AAA	11,053		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	11,817,755
AAA	6,196	[2]	Structured Adjustable Rate Mortgage Loan Trust, Ser. 18, Class 7AX, 5.50%, 9/25/35	900,525
AAA	61	[2,5,8]	Summit Mortgage Trust, Ser. 1, Class B1, 6.573%, 12/28/12	60,805

			Total Non Agency Multiple Class Mortgage Pass-Through Securities	45,862,603

			Inverse Floating Rate Mortgage Securities—4.0%
			Federal Home Loan Mortgage Corp.,
	37	[2]	Ser. 1160, Class F, 17.319%, 10/15/21	37,578
	242	[2,3]	Ser. 1616, Class SB, 8.50%, 11/15/08	246,616
	752	[2]	Ser. 1688, Class S, 9.206%, 12/15/13	770,382
			Federal National Mortgage Assoc.,
	—	[2]	Ser. 7, Class S, 541.833%, 3/25/21	7,713
	1	[2]	Ser. 17, Class S, 531.967%, 6/25/21	11,969
	75	[2]	Ser. 38, Class SA, 10.186%, 4/25/21	79,669
	—	[2]	Ser. 46, Class S, 1,295.281%, 5/25/21	7,892
	—	[2]	Ser. 49, Class S, 479.05%, 12/25/21	4,435
	6,047	[2]	Ser. 65, Class KS, 3.257%, 7/25/36	5,968,510
	318	[2]	Ser. 72, Class S, 8.75%, 5/25/08	326,217
	6,921	[2]	Ser. 73, Class DS, 3.718%, 8/25/35	6,671,270
	149	[2]	Ser. 87, Class S, 12.522%, 8/25/21	173,782
	126	[2]	Ser. 93, Class S, 8.50%, 5/25/08	127,509
	47	[2]	Ser. 170, Class SC, 9.00%, 9/25/08	48,270
	634	[2]	Ser. 196, Class SC, 7.826%, 10/25/08	644,652
	262	[2]	Ser. 214, Class SH, 4.359%, 12/25/08	261,768
	1,088	[2]	Ser. 247, Class SN, 10.00%, 12/25/23	1,173,630
AAA	124	[2]	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 6.742%, 8/25/23	123,714

			Total Inverse Floating Rate Mortgage Securities	16,685,576

			Interest Only Asset-Backed Securities—0.5%
AAA	1,998	[2,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.864%, 6/15/17	8,982
			Sterling Coofs Trust,
NR	26,645		Ser. 1, 2.362%, 4/15/29	1,199,026
AAA	19,958	[2]	Ser. 2, 2.418%, 3/30/30	873,176

			Total Interest Only Asset-Backed Securities	2,081,184

			Interest Only Mortgage-Backed Securities—12.7%
AAA	2,310		ABN Amro Mortgage Corp., Ser. 4, Class A2, 5.50%, 3/25/33	34,868
Aaa	80,938	[2]	Commercial Mortgage Acceptance Corp., Ser. ML1, 0.916%, 12/15/30	995,778

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
AAA	$16,503	[2,5]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.781%, 6/20/29	$504,351
AAA	169,061	[2]	CWALT, Inc., Ser. 79CB, Class A2, Zero Coupon, 1/25/36	856,581
			Federal Home Loan Mortgage Corp.,
	4,592	[2]	Ser. 60, Class HS, 0.625%, 4/25/24	36,675
	—		Ser. 176, Class M, 1,010.00%, 7/15/21	81
	—		Ser. 200, Class R, 93,504.444%, 12/15/22	442
	2,057		Ser. 204, 6.00%, 5/01/29	445,994
	17	[2]	Ser. 1043, Class H, 20.813%, 2/15/21	17,233
	—	[2]	Ser. 1054, Class I, 413.56%, 3/15/21	330
	—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	3,057
	1	[2]	Ser. 1148, Class E, 563.074%, 10/15/21	937
	—		Ser. 1179, Class O, 1,009.389%, 11/15/21	228
	—		Ser. 1221, Class H, 1,006.50%, 3/15/07	11
	305		Ser. 1706, Class IA, 7.00%, 10/15/23	22,324
	99		Ser. 1720, Class PK, 7.50%, 1/15/24	9,413
	4,018		Ser. 1914, Class PC, 0.75%, 12/15/11	50,503
	921	[2]	Ser. 2296, Class SA, 2.43%, 3/15/16	49,241
	534	[2]	Ser. 2444, Class ST, 2.65%, 9/15/29	23,035
	290		Ser. 2513, Class BI, 5.50%, 12/15/15	7,384
	1,682		Ser. 2542, Class MX, 5.50%, 5/15/22	278,545
	3,235		Ser. 2545, Class NI, 5.50%, 3/15/22	441,974
	2,754	[2]	Ser. 2559, 0.892%, 8/15/30	11,467
	5,288		Ser. 2561, Class EW, 5.00%, 9/15/16	517,783
	12,148		Ser. 2611, Class QI, 5.50%, 9/15/32	2,261,936
	4,902		Ser. 2633, Class PI, 4.50%, 3/15/12	115,665
	3,939		Ser. 2653, Class MI, 5.00%, 4/15/26	399,448
	6,422		Ser. 2658, Class PI, 4.50%, 6/15/13	305,829
	5,165		Ser. 2672, Class TQ, 5.00%, 3/15/23	229,933
	2,784		Ser. 2676, Class JI, 5.50%, 8/15/13	35,497
	3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	496,985
	8,478		Ser. 2687, Class IQ, 5.50%, 9/15/22	244,882
	6,353		Ser. 2693, Class IB, 4.50%, 6/15/13	269,222
	3,107		Ser. 2694, Class LI, 4.50%, 7/15/19	262,738
	5,744		Ser. 2773, Class OX, 5.00%, 2/15/18	717,024
	18,106	[2]	Ser. 2780, Class SM, 0.68%, 4/15/34	189,097
	5,343		Ser. 2786, Class PI, 4.50%, 10/15/10	49,260
	6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,672,550
	2,183		Ser. 2949, 5.50%, 3/15/35	246,577
	37,960	[2]	Ser. 2990, Class WR, 1.306%, 6/15/35	2,126,694
	107,764	[2]	Ser. 3122, Class IS, 1.38%, 3/15/36	5,846,680
	100,000	[2]	Ser. 3225, Class EY, 0.96%, 10/15/36	4,312,500
			Federal National Mortgage Assoc.,
	248		Ser. 5, Class H, 9.00%, 1/25/22	60,153
	15		Ser. 7, Class 2, 8.50%, 4/01/17	2,955
	4,887		Ser. 9, Class BI, 5.50%, 10/25/22	746,587
	1	[2]	Ser. 10, Class S, 524.318%, 5/25/21	21,531
	1		Ser. 12, Class C, 1,016.898%, 2/25/22	20,257
	1	[2]	Ser. 12, Class S, 553.577%, 5/25/21	19,271
	6,448		Ser. 13, Class IG, 5.00%, 10/25/22	311,067
	5,705		Ser. 16, Class PI, 5.00%, 11/25/12	116,985
	1		Ser. 33, Class PV, 1,078.42%, 10/25/21	25,184
	1,669	[2]	Ser. 33, Class SG, 2.756%, 3/25/09	48,652
	55,453	[2]	Ser. 36, Class SP, 1.38%, 5/25/36	3,411,079
	—		Ser. 38, Class N, 1,008.50%, 4/25/21	912
	1,674		Ser. 43, Class LC, 6.00%, 3/25/34	425,725
	1		Ser. 50, Class G, 1,158.628%, 12/25/21	16,194
	837	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	24,218
	6,723		Ser. 51, Class IE, 5.50%, 4/25/26	343,103
	6,044		Ser. 55, Class GI, 5.00%, 7/25/19	706,455
	4,590[2]		Ser. 59, Class S, 4.918%, 10/25/22	603,149
	714	[2]	Ser. 60, Class SB, 1.60%, 10/25/22	29,798
	490		Ser. 62, Class IC, 5.50%, 7/25/15	19,564

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Interest Only Mortgage-Backed Securities—(cont’d)
	$6,255		Ser. 66, Class CI, 5.00%, 7/25/33	$1,410,245
	2,630	[2]	Ser. 68, Class SC, 2.756%, 1/25/24	164,032
	16,392	[2]	Ser. 73, Class ST, 0.81%, 8/25/35	530,775
	9,118		Ser. 88, Class TI, 4.50%, 11/25/13	364,766
	26		Ser. 89, Class 2, 8.00%, 6/01/18	4,693
	36,243	[2]	Ser. 90, Class JH, 1.38%, 11/25/34	1,806,500
	15,322		Ser. 90, Class M, 6.00%, 1/25/28	3,035,315
	8		Ser. 94, Class 2, 9.50%, 8/01/21	2,007
	—		Ser. 99, Class L, 930.00%, 8/25/21	8,429
	3,741		Ser. 122, Class IC, 5.00%, 9/25/18	516,226
	—		Ser. 123, Class M, 1,009.50%, 10/25/20	1,359
	36	[2]	Ser. 136, Class S, 14.746%, 11/25/20	46,458
	1		Ser. 139, Class PT, 648.35%, 10/25/21	10,125
	4	[2]	Ser. 141, Class SA, 13.625%, 8/25/07	188
	2,628	[2]	Ser. 199, Class SB, 2.156%, 10/25/23	150,623
	743		Ser. W4, 6.50%, 12/25/28	158,475
AAA	104		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.965%, 4/25/17	29,541
			First Horizon Alternative Mortgage Securities,
AAA	71,994	[2]	Ser. FA2, Class 1A4, 0.18%, 5/25/36	241,669
AAA	85,776	[2]	Ser. FA7, Class 1A7, Zero Coupon, 10/25/35	265,844
AAA	219,260	[2]	Ser. FA9, Class A2, Zero Coupon, 12/25/35	335,007
AAA	19,691	[2]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.537%, 7/15/29	507,530
AAA	9,993	[2,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 1.012%, 6/19/27	207,176
			Government National Mortgage Assoc.,
	2,137		Ser. 39, Class ID, 5.00%, 5/20/33	508,945
	2,516		Ser. 58, Class IT, 5.50%, 7/20/33	387,518
	7,798		Ser. 75, Class IJ, 5.50%, 7/20/25	248,479
	20,883	[2]	Ser. 89, Classl SA, 0.58%, 10/16/33	636,417
Aaa	89		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	23,987
AAA	31,183		MASTR Adjustable Rate Mortgages Trust, Ser. 3, Class 3AX, 0.977%, 4/25/34	621,924
AAA	1,711		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 6.00%, 1/25/19	417,527
AAA	2,092		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	389,225
AAA	183,248	[2]	Residential Accredit Loans, Inc., Ser. QS16, Class A2, Zero Coupon, 11/25/35	283,705
AAA	108,723	[2]	Sequoia Mortgage Trust, Ser. 2, Class XA, 1.01%, 3/20/35	1,535,485
NR	10,504	[6]	Small Business Administration, Ser. 1, 1.381%, 4/01/15	1
			Structured Adjustable Rate Mortgage Loan Trust,
AAA	19,794	[2]	Ser. 2, Class 4AX, 5.50%, 3/25/36	2,280,386
AAA	53,823	[2]	Ser. 7, Class 3AS, 2.503%, 8/25/36	3,565,757
AAA	5,661		Ser. 20, Class 3AX, 5.50%, 10/25/35	747,700
NR	102,405	[2]	Vendee Mortgage Trust, Ser. 2, Class 1, 0.052%, 5/15/29	236,084

			Total Interest Only Mortgage-Backed Securities	52,723,714

			Principal Only Mortgage-Backed Securities—5.8%
			Countrywide Home Loans, Inc.,
AAA	6,083	[7]	Ser. 26, 4.944%, 8/25/33	4,864,782
AAA	1,158	[7]	Ser. J4, 5.142%, 6/25/33	912,821
AAA	1,654	[7]	Ser. J5, 4.911%, 7/25/33	1,378,421
AAA	1,265	[7]	Ser. J8, 4.787%, 9/25/23	975,587
			Drexel Burnham Lambert, Inc.,
AAA	32	[7]	Ser. K, Class 1, 11.50%, 9/23/17	31,299
AAA	400	[7]	Ser. V, Class 1, 11.50%, 9/01/18	343,629
			Federal Home Loan Mortgage Corp.,
	274	[7]	Ser. 8, Class A10, 6.737%, 11/15/28	217,430
	184	[7]	Ser. 1418, Class M, 7.50%, 11/15/22	165,941
	577	[7]	Ser. 1571, Class G, 7.50%, 8/15/23	496,417
	2,429	[7]	Ser. 1691, Class B, 7.50%, 3/15/24	2,076,967
	236	[7]	Ser. 1739, Class B, 7.50%, 2/15/24	211,450
			Federal National Mortgage Assoc.,
	351	[7]	Ser. 2, Class KB, 8.00%, 1/25/23	288,397
	48	[7]	Ser. 7, Class J, 10.00%, 2/25/21	38,919
	1,062	[7]	Ser. 13, Class PR, 6.50%, 3/25/32	849,608
	154	[7]	Ser. 51, Class E, 8.00%, 2/25/23	126,145
	29	[7]	Ser. 70, Class A, 7.00%, 5/25/23	24,015

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Principal Only Mortgage-Backed Securities—(cont’d)
	$70	[7]	Ser. 167, Class D, 8.50%, 10/25/17	$59,842
	53	[7]	Ser. 203, Class 1, 8.00%, 2/01/23	43,911
	36	[7]	Ser. 228, Class 1, 7.00%, 5/01/23	29,284
	2,125	[7]	Ser. 249, Class B, 7.50%, 11/25/23	1,718,668
	287	[7]	Ser. 273, Class 1, 7.00%, 7/01/26	234,463
	5,216	[7]	Ser. 328, Class 1, 6.00%, 11/01/32	4,092,989
	4,096	[7]	Ser. 338, Class 1, 5.50%, 6/01/33	3,099,711
	380	[7]	Ser. W4, 5.985%, 2/25/29	295,167
AAA	314	[7]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.634%, 3/25/34	184,019
AAA	983	[7]	Residential Asset Securitization Trust, Ser. A15, Class 1A8, 5.713%, 2/25/36	459,510
AAA	18	[6,7]	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	17,107
AAA	1,044	[7]	Washington Mutual, Ser. 9, Class CP, 5.112%, 11/25/35	782,615

			Total Principal Only Mortgage-Backed Securities	24,019,114

			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	—		Ser. 40, Class R, 580.50%, 4/01/18	372
AAA	—		Ser. 42, Class R, 6,000.00%, 10/01/14	5,135
			Federal Home Loan Mortgage Corp.,
	—		Ser. 19, Class R, 9,427.316%, 3/15/20	1,944
	—		Ser. 75, Class R, 9.50%, 1/15/21	6
	—		Ser. 75, Class RS, 16.721%, 1/15/21	6
	—		Ser. 173, Class R, 9.00%, 11/15/21	26
	—		Ser. 173, Class RS, 9.029%, 11/15/21	26
NR	13		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residual Securities	7,515

			U.S. Government and Agency Securities—24.4%
			Overseas Private Investment Corp.,
	312		4.09%, 5/29/12	286,047
	872	[2]	4.30%, 5/29/12	821,074
	653		4.64%, 5/29/12	623,260
	369		4.68%, 5/29/12	341,863
	2,790		4.87%, 5/29/12	2,690,112
	3,460	[2]	5.40%, 5/29/12	3,511,682
	13,000		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	4,173,377
			Small Business Administration,
	765		Ser. 20C-1, 7.15%, 3/01/17	795,397
	899		Ser. 20E-1, 7.60%, 5/01/16	937,753
	1,128		Ser. 20F-1, 7.55%, 6/01/16	1,177,400
	758		Ser. 20G-1, 7.70%, 7/01/16	793,405
	1,111		Ser. 20H-1, 7.25%, 8/01/16	1,155,328
	1,940		Ser. 20K-1, 6.95%, 11/01/16	2,006,526
			U.S. Treasury Notes,
	21,000[9]		3.75%, 3/31/07	20,885,151
	19,400	[9]	4.00%, 8/31/07	19,246,158
	100,000	[3,9]	U.S. Treasury Strip, Zero Coupon, 11/15/24	41,832,800

			Total U.S. Government and Agency Securities	101,277,333

			Corporate Bond—0.8%
AA+	3,258	[6]	Structured Asset Receivable Trust, 5.114%, 1/21/10	3,257,041

			Total Long-Term Investments (cost $517,692,022)	501,852,258

			SHORT-TERM INVESTMENT—0.2%
			U.S. Government and Agency Discount Note—0.2%
	800	[10]	Federal Home Loan Bank Discount Notes, 5.084%, 11/08/06 (cost $799,212)	799,212

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

Notional Amount (000)	Description	Value

	OUTSTANDING OPTIONS PURCHASED—0.2%
	Interest Rate Swaps,
$5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	$374,961
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	323,899
49,200	Trust pays 5.40%, Trust receives 3-month LIBOR, expires 3/14/08	21,294
49,200	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 3/14/08	1,157

	Total Outstanding Options Purchased (cost $729,050)	721,311

	Total Investments before borrowed bonds, investments sold short, TBA sale commitments and outstanding options written (cost $519,220,28411)	503,372,781

Principal Amount (000)

	BORROWED BONDS—14.6%
31,811 [12]	U.S. Treasury Bonds, 5.15%, 11/01/06	31,811,250
	U.S. Treasury Notes,
2,613 [12]	5.03%, 11/01/06	2,612,500
11,805 [12]	5.08%, 11/01/06	11,805,000
14,174 [12]	5.125%, 11/01/06	14,173,625

	Total Borrowed Bonds (cost $60,402,375)	60,402,375

	INVESTMENTS SOLD SHORT—(14.7)%
	U.S. Treasury Bonds,
(12,930)	5.375%, 2/15/31	(14,038,140)
(15,750)	6.25%, 8/15/23	(18,329,062)
	U.S. Treasury Notes,
(14,900)	4.00%, 2/15/15	(14,289,443)
(12,000)	4.125%, 8/15/10	(11,812,968)
(2,500)	5.125%, 5/15/16	(2,598,827)

	Total Investments Sold Short (proceeds $61,745,381)	(61,068,440)

	TBA SALE COMMITMENTS—(4.0)%
	Federal National Mortgage Assoc. TBA,
(9,500)	5.00%, 11/13/36	(9,170,465)
(7,500)	5.50%, 11/13/36	(7,410,937)

	Total TBA Sale Commitments (proceeds $16,431,406)	(16,581,402)

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	Interest Rate Swaps,
(5,400)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(166,237)
(5,400)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(250,398)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(150,627)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(150,627)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(340,529)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(665,848)
(14,100)	Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(505,062)
(14,100)	Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(82,485)
(98,400)	Trust pays 3-month LIBOR, Trust receives 5.65%, expires 3/14/08	(11,316)

	Total Outstanding Options Written (premium received $3,312,560)	(2,323,129)

	Total Investments net of borrowed bonds, investments sold short, TBA sale commitments and outstanding options written—116.7%	$483,802,185

	Liabilities in excess of other assets—(16.7)%	(69,342,013)

	Net Assets—100%	$414,460,172

See Notes to Financial Statements.

BlackRock Income Trust Inc. (BKT) (continued)

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[3]

Security, or a portion thereof, pledged as collateral with a value of $9,908,132 on 1,806 short Eurodollar futures contracts expiring December 2006 to September 2009, 749 short U.S. Treasury Note futures contracts expiring December 2006 and 696 short U.S. Treasury Bond futures contracts expiring December 2006. The notional value of such contracts on October 31, 2006 was $587,181,063, with an unrealized loss of $1,269,150.

[4]	Represents an investment in an affiliate.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 0.2% of its net assets, with a current market value of $781,314, in securities restricted as to resale.

[6]	Illiquid security. As of October 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $3,274,149, in these securities.
[7]	Rate shown is effective yield as of October 31, 2006 of the underlying collateral.
[8]	Security is fair valued.
[9]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[10]	Rate shown is the yield to maturity as of the date of purchase.
[11]

Cost for federal income tax purposes is $519,896,814. The net unrealized depreciation on a tax basis is $16,524,033, consisting of $16,041,855 gross unrealized appreciation and $32,565,888 gross unrealized depreciation.

[12]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS

LIBOR – London Interbank Offered Rate
TBA — To Be Announced

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006
BlackRock Limited Duration Income Trust (BLW)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—148.9%
			Corporate Bonds—64.3%
			Aerospace & Defense—1.3%
NR	$1,560	[2]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$1,575,600
B	490		Argo-Tech Corp., 9.25%, 6/01/11	508,375
B	5,676		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	5,903,040
			DRS Technologies, Inc.,
B	330		6.875%, 11/01/13	330,000
B	310		7.625%, 2/01/18	316,975
BB	755		Sequa Corp., 9.00%, 8/01/09	796,525

			Total Aerospace & Defense	9,430,515

			Automotive—2.0%
			Autonation, Inc.,
BB+	690		7.00%, 4/15/14	686,550
BB+	690	[3]	7.374%, 4/15/13	695,175
BB-	130	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	127,075
BBB+	7,500	[5]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,333,395
B	1,170		Lear Corp., Ser. B, 8.11%, 5/15/09	1,186,088
CCC+	1,000	[5]	Metaldyne Corp., 11.00%, 11/01/13	1,025,000
BB-	2,629		TRW Automotive, Inc., 9.375%, 2/15/13	2,816,316

			Total Automotive	13,869,599

			Basic Materials—6.4%
B+	1,905		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	1,514,475
B+	2,200		AK Steel Corp., 7.75%, 6/15/12	2,200,000
B-	350	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.874%, 7/15/10	357,000
BB-	670	[3]	Bowater, Inc., 8.39%, 3/15/10	676,700
BB+	120		Chemtura Corp., 6.875%, 6/01/16	117,300
B-	750		CPG Intl. I, Inc., 10.50%, 7/01/13	765,000
			Domtar, Inc.,
B2	300		7.125%, 8/15/15	286,500
B2	880		7.875%, 10/15/11	898,700
B+	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	740,000
			Huntsman LLC,
Ba3	1,950		11.625%, 10/15/10	2,149,875
B2	310		12.00%, 7/15/12	351,075
BB	300		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	323,625
			Ineos Group Holdings PLC, (United Kingdom)
B2	1,490		7.875%, 2/07/16 (EUR)	1,823,242
B2	2,885	[4]	8.50%, 2/15/16	2,776,812
B3	2,625		Innophos, Inc., 8.875%, 8/15/14	2,618,437
Baa3	5,000	[5]	Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,325,000
			Lyondell Chemical Co.,
BB-	1,100		8.00%, 9/15/14	1,124,750
BB-	1,835		8.25%, 9/15/16	1,890,050
BB+	560		10.50%, 6/01/13	616,000
BB+	3,020	[5]	11.125%, 7/15/12	3,269,150
BB	615		Millennium America, Inc., 9.25%, 6/15/08	633,450
B-	215		Nalco Co., 8.875%, 11/15/13	226,288
			NewPage Corp.,
B3	810		10.00%, 5/01/12	848,475
B3	1,500	[3,5]	11.621%, 5/01/12	1,620,000
Caa1	300		12.00%, 5/01/13	313,500
			Nova Chemicals Corp.,
BB	200		6.50%, 1/15/12	188,000
BB	2,690	[3]	8.405%, 11/15/13	2,737,075
CCC+	2,020	[4]	Pregis Corp., 12.375%, 10/15/13	2,141,200
B+	81		Rhodia SA, 10.25%, 6/01/10 (France)	91,733
B	2,412		Rockwood Specialties Group, Inc., 10.625%, 5/15/11	2,586,870
BB	3,250	[5]	US Steel LLC, 10.75%, 8/01/08	3,501,875

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Basic Materials—(cont’d)
B-	$210	[4]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	$213,150

			Total Basic Materials	44,925,307

			Building & Development—1.4%
BBB-	3,000	[5]	DR Horton, Inc., 5.875%, 7/01/13	2,939,418
B	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,778,263
			Goodman Global Holding Co., Inc.,
B-	2,000		7.875%, 12/15/12	1,920,000
B1	269	[3]	8.329%, 6/15/12	273,035
B3	890		Nortek, Inc., 8.50%, 9/01/14	849,950
			North American Energy Partners, Inc.,
Caa1	270		8.75%, 12/01/11	267,300
B1	550		9.00%, 6/01/10	599,500

			Total Building & Development	9,627,466

			Business Equipment & Services—0.1%
Ba2	350	[4]	FTI Consulting, Inc., 7.75%, 10/01/16	357,875

			Conglomerates—1.1%
Baa3	7,500	[5]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,607,220

			Consumer Products—6.1%
B3	300		ALH Finance LLC, 8.50%, 1/15/13	297,750
CCC+	2,085	[3]	Ames True Temper, Inc., 9.374%, 1/15/12	2,105,850
B2	1,050	[4]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	1,076,250
B-	1,108		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	997,200
B	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,455,650
Ba3	5,000	[5]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,143,750
BBB	4,400	[5]	JC Penney Co., Inc., 8.00%, 3/01/10	4,725,692
B2	2,770	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	2,624,575
B-	1,505		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,459,850
B	2,075	[3]	Levi Strauss & Co., 10.122%, 4/01/12	2,139,844
			Michaels Stores, Inc.,
B2	2,210	[4]	10.00%, 11/01/14	2,212,762
Caa1	2,800	[4]	11.375%, 11/01/16	2,831,500
B2	223		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	239,168
B3	210	[3,4]	Nutro Products, Inc., 9.40%, 10/15/13	215,775
BB-	600		Quiksilver, Inc., 6.875%, 4/15/15	577,500
BB+	1,000	[4]	Reynolds American, Inc., 7.625%, 6/01/16	1,061,777
B+	5,000	[5]	Rite Aid Corp., 8.125%, 5/01/10	5,050,000
B1	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,561,250
CCC	1,345		Spectrum Brands, Inc., 7.375%, 2/01/15	1,089,450
			United Rentals NA, Inc.,
B	2,575		7.00%, 2/15/14	2,465,562
B	125		7.75%, 11/15/13	124,688

			Total Consumer Products	42,455,843

			Containers & Packaging—1.0%
			Berry Plastics Holding Corp.,
B2	1,210	[4]	8.875%, 9/15/14	1,222,100
B2	835	[3,4]	9.265%, 9/15/14	844,394
B+	1,385		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	1,421,356
CCC+	585		Graham Packaging Co., Inc., 8.50%, 10/15/12	582,075
B1	870	[3,4]	Impress Holdings BV, 8.512%, 9/15/13	876,863
B+	2,114		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	2,180,063

			Total Containers & Packaging	7,126,851

			Ecological Services & Equipment—0.6%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,100,000
Caa1	2,065		Waste Services, Inc., 9.50%, 4/15/14	2,116,625

			Total Ecological Services & Equipment	4,216,625

			Energy—7.2%
BB+	5,500	[4,5]	AES Corp., 8.75%, 5/15/13	5,905,625
			ANR Pipeline Co.,
Ba1	460		7.375%, 2/15/24	480,842
Ba1	1,780		9.625%, 11/01/21	2,215,304

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
B	$550		Berry Petroleum Co., 8.25%, 11/01/16	$548,625
CCC+	1,210		Chaparral Energy, Inc., 8.50%, 12/01/15	1,206,975
			Chesapeake Energy Corp.,
BB	650		6.375%, 6/15/15	627,250
BB	100		6.875%, 11/15/20	95,000
BB	4,000	[5]	7.50%, 9/15/13	4,095,000
BB-	200		ChipPAC, Inc., 2.50%, 6/01/08	197,000
BB-	150		CMS Energy Corp., 7.50%, 1/15/09	154,125
BB-	750		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	740,625
B	1,615		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	1,530,212
CCC+	1,640	[2]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	1,574,400
BB-	815	[4]	Edison Mission Energy, 7.50%, 6/15/13	837,412
			El Paso Corp.,
B	400		7.80%, 8/01/31	417,000
B	525		9.625%, 5/15/12	582,750
B	225		10.75%, 10/01/10	250,875
Ba1	400		El Paso Natural Gas Co., 8.375%, 6/15/32	462,911
Ba1	168		Elwood Energy LLC, 8.159%, 7/05/26	178,241
			Encore Acquisition Co.,
B1	250		6.00%, 7/15/15	228,125
B1	200		7.25%, 12/01/17	192,500
B-	495		Exco Resources, Inc., 7.25%, 1/15/11	476,438
BB+	380		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	363,375
B	2,434	[4]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	2,610,465
B-	725		KCS Energy, Inc., 7.125%, 4/01/12	696,000
Ba2	4,324	[5]	Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	4,670,206
			Mirant Americas Generation LLC,
Caa1	625		8.30%, 5/01/11	632,813
Caa1	480		8.50%, 10/01/21	472,800
Caa1	295		9.125%, 5/01/31	305,325
BB-	500		Mission Energy Holdings Co., 13.50%, 7/15/08	557,500
			NRG Energy, Inc.,
B+	210		7.25%, 2/01/14	212,363
B+	1,185		7.375%, 2/01/16	1,198,331
B2	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	658,300
			Reliant Energy, Inc.,
BB-	1,035		6.75%, 12/15/14	987,131
BB-	170		9.25%, 7/15/10	175,950
B+	1,240	[4]	SemGroup LP, 8.75%, 11/15/15	1,249,300
B	1,440	[3,4]	Stone Energy Corp., 8.124%, 7/15/10	1,431,000
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,262,500
B3	725	[4]	Targa Resources, Inc., 8.50%, 11/01/13	723,188
BBB-	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	103,500
B+	1,040		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	1,098,260
B1	1,550		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,531,025
			Williams Cos., Inc.,
BB+	1,000		7.125%, 9/01/11	1,032,500
BB+	1,085		8.75%, 3/15/32	1,204,350

			Total Energy	50,173,417

			Entertainment & Leisure—2.0%
			AMC Entertainment, Inc.,
B3	500		9.50%, 2/01/11	501,875
B3	505		11.00%, 2/01/16	558,656
B3	370		Cinemark, Inc., Zero Coupon, 3/15/14	301,088
B3	1,430	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	1,512,225
B+	5,425	[5]	MGM Mirage, 9.75%, 6/01/07	5,533,500
B	660	[4]	Pokagon Gaming Authority, 10.375%, 6/15/14	707,850
B3	250		Poster Financial Group, Inc., 8.75%, 12/01/11	260,625
			Travelport, Inc.,
B-	2,380	[4]	9.875%, 9/01/14	2,347,275
B-	2,180	[4]	11.875%, 9/01/16	2,147,300

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Entertainment & Leisure—(cont’d)
BB-	$100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	$98,000

			Total Entertainment & Leisure	13,968,394

			Financial Institutions—8.2%
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	1,480	[5]	7.125%, 2/15/13	1,476,300
BB+	5,860	[5]	8.125%, 6/01/11	5,991,850
B	1,733		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	1,901,967
BB	3,010	[5]	Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,122,875
			Ford Motor Credit Co.,
BB-	2,800		7.375%, 2/01/11	2,675,347
BB-	60	[3]	9.824%, 4/15/12	62,579
			General Motors Acceptance Corp.,
BB	3,000	[3,5]	6.274%, 1/16/07	2,999,577
BB	5,620	[5]	6.875%, 8/28/12	5,635,084
			iPayment, Inc.,
CCC+	950	[4]	9.75%, 5/15/14	976,125
NR	4,470	[2,3,4]	12.75%, 7/15/14	4,464,412
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	911,250
Baa1	5,000	[4,5]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,097,500
BBB	200	[3,5]	Marsh & McLennan Cos., Inc., 5.513%, 7/13/07	199,963
B+	2,460	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	2,496,900
			Rainbow National Services LLC,
B+	925	[4]	8.75%, 9/01/12	972,406
B+	4,835	[4]	10.375%, 9/01/14	5,378,937
B-	1,915		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,900,638
AA+	5,869	[6]	Structured Asset Receivable Trust, 1.649%, 1/21/10	5,866,699
B-	220	[3]	Universal City Florida Holding Co. I/II, 10.121%, 5/01/10	226,325
Aa3	4,425	[5]	Western Financial Bank, 9.625%, 5/15/12	4,876,080

			Total Financial Institutions	57,232,814

			Health Care—2.7%
B	2,535	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	2,408,250
B-	5,000	[5]	Concentra Operating Corp., 9.50%, 8/15/10	5,225,000
			Healthsouth Corp.,
CCC+	3,335	[4]	10.75%, 6/15/16	3,418,375
CCC+	1,740	[3,4]	11.418%, 6/15/14	1,779,150
B2	3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,180,000
B-	1,145		Tenet Healthcare Corp., 6.875%, 11/15/31	887,375
B-	1,830		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,935,225

			Total Health Care	18,833,375

			Industrials—2.4%
B2	1,700	[4]	AGY Holding Corp., 11.00%, 11/15/14	1,697,875
B-	4,000	[5]	Fasten Tech, Inc., 11.50%, 5/01/11	4,140,000
B	650		Hexcel Corp., 6.75%, 2/01/15	630,500
B3	1,805		Park-Ohio Industries, Inc., 8.375%, 11/15/14	1,678,650
CCC+	950		Polypore, Inc., 8.75%, 5/15/12	928,625
			RBS Global, Inc./Rexnord Corp.,
B3	2,000	[4]	9.50%, 8/01/14	2,070,000
CCC+	1,090	[4]	11.75%, 8/01/16	1,133,600
B3	3,125	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	3,265,625
B3	1,415		Trimas Corp., 9.875%, 6/15/12	1,333,637

			Total Industrials	16,878,512

			Media—9.7%
			Affinion Group, Inc.,
B-	1,975		10.125%, 10/15/13	2,093,500
B-	470		11.50%, 10/15/15	489,975
Caa2	1,870		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	1,776,500
B+	800	[3]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	838,000
B2	3,500		CBD Media Inc., 8.625%, 6/01/11	3,504,375

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	$755		10.25%, 9/15/10	$779,538
CCC	865		Ser. B, 10.25%, 9/15/10	890,950
B3	2,425	[4]	CMP Susquehanna Corp., 9.875%, 5/15/14	2,343,156
BBB+	6,685	[5]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	6,949,840
B+	5,795	[5]	CSC Holdings, Inc., 7.875%, 12/15/07	5,874,681
B	1,650		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,792,312
BB	500		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	518,750
			Echostar DBS Corp.,
BB-	2,800		5.75%, 10/01/08	2,782,500
BB-	1,330	[4]	7.00%, 10/01/13	1,318,363
BB-	200	[4]	7.125%, 2/01/16	195,500
B3	5,000	[5]	Houghton Mifflin Co., 9.875%, 2/01/13	5,356,250
CCC+	300	[4]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	283,500
Ba3	740		LIN Television Corp., 6.50%, 5/15/13	702,075
B	820		Medianews Group, Inc., 6.875%, 10/01/13	761,575
B2	2,105		Network Communications, Inc., 10.75%, 12/01/13	2,118,156
B3	2,790		Nexstar Finance, Inc., 7.00%, 1/15/14	2,570,287
CCC+	4,340	[4,5]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	4,524,450
B1	2,000	[3,4]	Paxson Communications Corp., 8.624%, 1/15/12	2,022,500
			Primedia, Inc.,
B2	1,205		8.00%, 5/15/13	1,123,663
B2	520		8.875%, 5/15/11	518,700
B2	680	[3]	10.78%, 5/15/10	703,800
B	4,260		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	4,393,125
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,020,000
B	460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	415,150
Caa1	465		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	453,375
			Vertis, Inc.,
B1	2,390	[5]	9.75%, 4/01/09	2,440,787
Caa3	210	[4]	13.50%, 12/07/09	190,050
Caa1	865		Ser. B, 10.875%, 6/15/09	860,675
Caa1	4,442		Young Broadcasting, Inc., 10.00%, 3/01/11	4,197,690

			Total Media	67,803,748

			Real Estate—0.2%
BB+	2,000	[5]	Rouse Co., 5.375%, 11/26/13	1,866,760

			Technology—3.1%
BB-	200		Advanced Micro Devices, Inc., 7.75%, 11/01/12	203,500
			Amkor Technology, Inc.,
CCC+	1,693		7.75%, 5/15/13	1,494,073
CCC+	3,345		9.25%, 6/01/16	3,110,850
B+	1,965		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,969,912
B+	430	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	476,225
B+	1,415	[4]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15	1,427,381
B-	815	[4]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	786,475
CCC+	910		SS&C Technologies, Inc., 11.75%, 12/01/13	978,250
			Sungard Data Systems, Inc.,
B-	665		9.125%, 8/15/13	689,938
B-	1,735	[3]	9.973%, 8/15/13	1,804,400
B-	2,430		10.25%, 8/15/15	2,545,425
B	3,765		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,849,712
B-	830	[3,4]	UGS Capital Corp. II, 10.38%, 6/01/11	856,975
B-	1,780		UGS Corp., 10.00%, 6/01/12	1,922,400

			Total Technology	22,115,516

			Telecommunications—8.2%
BB-	1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,462,600
CCC	1,830	[4]	Cricket Communications, Inc., 9.375%, 11/01/14	1,871,175
A-	5,000	[5]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,457,805
B3	860	[3]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	881,500

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Ltd., (Bermuda)
BB-	$1,470		8.625%, 1/15/15	$1,525,125
BB-	1,800	[4]	9.25%, 6/15/16	1,921,500
BB-	815	[3]	10.484%, 1/15/12	826,206
B	630	[4]	11.25%, 6/15/16	685,913
B	2,520	[3,4]	11.64%, 6/15/13	2,671,200
			Lucent Technologies, Inc.,
B1	105		6.45%, 3/15/29	93,975
B1	3,830		6.50%, 1/15/28	3,427,850
B+	3,850	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	4,032,875
B-	200		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	165,000
			Nortel Networks Ltd.,
B-	2,220	[3,4]	9.624%, 7/15/11	2,292,150
B-	465	[4]	10.125%, 7/15/13	492,900
			PanAmSat Corp.,
B	3,517		9.00%, 8/15/14	3,675,265
B	2,495	[4]	9.00%, 6/15/16	2,607,275
NR	3,000	[3,4]	ProtoStar I Ltd., Zero Coupon, 10/15/12 (Bermuda)	3,015,000
BB	4,000	[3]	Qwest Communications Intl., Inc., 8.905%, 2/15/09	4,065,000
			Qwest Corp.,
BB+	1,000		7.875%, 9/01/11	1,058,750
BB+	2,500	[3,5]	8.64%, 6/15/13	2,693,750
BB+	3,675	[5]	8.875%, 3/15/12	4,042,500
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	483,000
			West Corp.,
B-	340	[4]	9.50%, 10/15/14	338,300
B-	1,910	[4]	11.00%, 10/15/16	1,919,550
B+	1,500	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,666,875
			Windstream Corp.,
BB+	2,340	[4]	8.125%, 8/01/13	2,497,950
BB+	1,310	[4]	8.625%, 8/01/16	1,413,162

			Total Telecommunications	57,284,151

			Transportation—0.6%
BB-	520		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	518,700
B1	1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,637,825
B3	111		Horizon Lines LLC, 9.00%, 11/01/12	115,995
BB+	1,650	[5]	Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,767,563

			Total Transportation	4,040,083

			Total Corporate Bonds	449,814,071

			Bank Loans—53.5%
			Aerospace & Defense—0.7%
	975		Arinc, Inc., Loan B, LIBOR + 2.00%, 2/15/11	976,219
	860		Camp Acquisition Co., Loan A, LIBOR + 3.00%, 8/30/11	859,996
	1,970		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	1,977,387
			Primus Intl., Inc.,
	30		Loan B, 0.50%, 6/16/12	29,762
	471		Loan B, LIBOR + 2.50%, 6/16/12	471,488
	500		Wesco Aircraft Hardware Corp., LIBOR, 9/29/13	502,969

			Total Aerospace & Defense	4,817,821

			Automotive—1.9%
	998		Dayco Products LLC, LIBOR + 2.50%, 6/30/11	1,004,565
			Goodyear Tire & Rubber Co.,
	500		LIBOR + 2.75%, 4/01/10	503,393
	2,000		LIBOR + 3.50%, 4/01/11	2,024,166
	744		IAP Worldwide Services, Inc., LIBOR + 3.00%, 12/31/12	742,514
	1,000		Lear Corp., LIBOR + 2.50%, 3/23/12	996,042
	925		Metaldyne Corp., Loan D, LIBOR + 4.50%, 12/31/09	927,420
	1		Precision Parts Intl., Loan B, LIBOR + 3.75%, 10/01/11	616
	1,000		Rent-A-Center, Inc., LIBOR + 1.75%, 6/30/12	1,002,500

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Automotive—(cont’d)
	Reynolds & Reynolds Co.,
$2,000	LIBOR + 2.50%, 10/31/12	$2,012,500
1,250	LIBOR + 5.50%, 10/31/13	1,269,271
517	Tenneco Automotive, Inc., Loan B1, LIBOR + 2.00%, 12/12/10	518,604
2,456	TRW Automotive Acquisitions Corp., Loan B, LIBOR + 1.50%, 6/30/12	2,447,808

	Total Automotive	13,449,399

	Basic Materials—4.3%
	Basell NV,
417	Loan B2, LIBOR + 2.25%, 9/30/13	421,354
83	Loan B4, LIBOR + 2.25%, 8/01/14	84,271
83	Loan C4, LIBOR + 3.00%, 8/01/13	84,271
417	Loan C2, LIBOR + 3.00%, 9/30/14	421,354
810	Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	813,516
500	Brenntag Group, Loan B6, LIBOR + 2.50%, 9/15/14 (EUR)	644,930
2,046	Celanese AG, LIBOR + 2.00%, 6/03/11	2,052,069
3,000	Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	3,054,999
907	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	907,214
4,141	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	4,135,661
	Ineos Group Holdings PLC,
1,500	Loan A4, LIBOR + 2.25%, 12/16/12	1,509,845
1,750	Loan B2, LIBOR + 2.25%, 12/16/14	1,770,052
1,750	Loan C2, LIBOR + 2.75%, 12/16/13	1,770,052
	Invista BV,
1,296	Loan B1, LIBOR + 1.50%, 4/30/11	1,294,849
687	Loan B2, LIBOR + 1.50%, 4/30/11	687,225
696	ISP Chemco, Inc., LIBOR + 2.00%, 2/28/13	697,491
483	John Maneely Co., Loan B, LIBOR + 3.00%, 3/31/13	486,745
2,211	Nalco Co., Loan B, LIBOR + 1.75%, 11/01/10	2,214,890
493	PQ Corp., LIBOR + 2.00%, 2/28/12	493,731
985	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	989,186
	SP Newsprint,
1,611	LIBOR + 2.25%, 1/09/10	1,617,153
188	PRIME + 1.75%, 1/08/10	188,900
	UPC Technology Corp.,
1,000	Loan J2, LIBOR + 2.00%, 3/31/13	999,375
1,000	Loan K2, LIBOR + 2.00%, 12/31/13	999,286
750	Loan K, LIBOR, 3/31/13 (EUR)	956,491
663	Loan J, LIBOR, 12/31/13 (EUR)	845,027

	Total Basic Materials	30,139,937

	Building & Development—1.7%
500	Armstrong World Industries, Inc., LIBOR, 10/02/13	500,469
1,250	Beacon Roofing Supply, Inc., LIBOR + 2.00%, 10/31/13	1,250,000
1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,501,249
250	Euramax Intl., Inc., LIBOR + 7.00%, 7/15/13	250,937
1,250	Harmon Koval, 3.25%, 12/31/06	1,250,000
424	Maxim Crane Works LP, LIBOR + 2.00%, 1/28/10	423,792
499	Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	496,880
490	Nortek, Inc., Loan B, LIBOR, 8/24/11	488,119
1,492	Ply Gem Industries, Inc., LIBOR + 2.25%, 8/15/11	1,488,769
1,496	Pro Build Holdings, Loan B, LIBOR + 1.75%, 6/30/13	1,491,263
900	Rhodes Ranch, LIBOR + 3.25%, 11/15/10	864,000
1,985	United Subcontractors, Inc., LIBOR + 2.75%, 12/31/12	1,925,450

	Total Building & Development	11,930,928

	Conglomerates—2.4%
	Atlantis Plastics, Inc.,
985	LIBOR + 2.75%, 9/22/11	950,525
500	LIBOR + 7.25%, 3/22/12	492,500
900	Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	900,299
1,966	Colfax Corp., Loan B, LIBOR + 2.00%, 5/30/09	1,972,918
3,063	Fidelity National Information Solutions, Inc., Loan B, LIBOR + 1.75%, 3/30/13	3,068,736
419	Gentek, Inc., LIBOR + 4.25%, 3/15/12	421,343

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)		Description	Value

		Conglomerates—(cont’d)
		Invensys PLC,
$1,000		Loan A, LIBOR + 2.00%, 12/15/11	$1,002,500
1,000		Loan B, LIBOR + 2.25%, 12/15/11 (GBP)	1,912,915
		Jarden Corp.,
1,189		LIBOR + 2.00%, 1/24/12	1,187,074
485		Loan B2, LIBOR + 1.75%, 1/15/12	485,015
756		Mueller Group, Inc., Loan B, LIBOR + 2.00%, 9/30/12	759,173
1,470		Securityco, Inc., Loan B, LIBOR + 3.25%, 6/30/10	1,477,382
1,345		Sensus Metering Systems, Inc., Loan B1, LIBOR + 2.00%, 12/30/09	1,341,258
762		St. John Knits Intl., Inc., Loan B, LIBOR + 4.25%, 3/30/12	756,669

		Total Conglomerates	16,728,307

		Consumer Products—8.2%
1,000		Aearo Technologies, Inc., LIBOR + 6.50%, 9/30/13	1,011,250
995		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 3.00%, 6/30/12	1,000,390
750		American Safety Razor Co., LIBOR + 6.25%, 2/15/14	761,250
453		Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	453,658
478		Bare Escentuals Beauty, Inc., LIBOR + 2.75%, 2/15/12	480,108
		Berkline Bench Craft,
108		Loan B, LIBOR + 3.75%, 10/31/11	84,444
1,005		PRIME + 7.00%, 5/03/12	226,136
500		Buffets, Inc., LIBOR + 0.10%, 6/28/09	500,000
1,349		Burger King Corp., Loan B-1, LIBOR + 1.50%, 2/28/13	1,347,546
1,493		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	1,469,880
493		Centerplate, Inc., LIBOR + 3.25%, 10/15/10	495,895
1,193		Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,191,760
998		Cenveo Corp., LIBOR + 2.00%, 6/30/13	999,994
494		Chiquita Brands Intl., Inc., Loan C, LIBOR + 2.25%, 7/15/13	492,979
996		Coinmach Corp., Loan B1, LIBOR + 2.50%, 12/15/12	1,003,952
1,634		Commonwealth Brands, Inc., LIBOR + 2.25%, 12/15/12	1,643,752
2,486		Cracker Barrel, Loan B, LIBOR + 1.50%, 5/15/13	2,477,505
500		Denny’s Corp., LIBOR + 5.13%, 9/25/10	505,000
431		Douglas Dynamics LLC, LIBOR + 1.75%, 12/16/10	428,651
1,166		Eastman Kodak Co., Loan B1, LIBOR + 2.25%, 10/15/12	1,166,900
750		FTD, Inc., LIBOR, 8/15/13	751,875
350		Gold Toe, LIBOR + 6.00%, 4/30/14	355,250
645		Hertz Corp., LIBOR + 2.25%, 12/31/12	649,600
792		Keystone Foods Holdings LLC, LIBOR + 1.75%, 6/30/11	791,564
842		Language Line, Inc., Loan B, LIBOR + 4.25%, 6/14/11	846,213
1,250		Le-Natures, Inc., Loan B, LIBOR + 4.00%, 9/30/11	1,187,500
1,179		Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,177,097
2,731		Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/30/10	2,733,684
643		Movie Gallery, Inc., Loan B, LIBOR + 5.25%, 4/30/11	600,145
1,661		Neiman-Marcus Group, Inc., LIBOR + 2.50%, 4/15/13	1,673,715
1,544		New Page, Loan B, LIBOR + 3.00%, 4/30/12	1,559,764
782		Nice Pak Products, LIBOR + 3.75%, 6/15/10	783,032
		Olympus Cable Holdings LLC,
2,000		Loan A, PRIME + 1.25%, 6/30/10	1,942,500
3,500		Loan B, PRIME + 2.00%, 9/30/10	3,411,954
1,500	[2]	Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,500,000
998		Oriental Trading Co., LIBOR + 2.75%, 1/30/14	998,331
		OSI Group LLC,
1,470		LIBOR + 1.75%, 9/15/11	1,467,243
1,470		Loan B, LIBOR + 1.75%, 9/15/11	1,467,244
602		Pierre Foods, Inc., Loan B, LIBOR + 2.00%, 7/15/10	602,419
750		Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	725,000
1,463		Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	1,467,984
250		Quality Home Brands Holdings LLC, LIBOR + 6.25%, 6/15/13	251,875
1,995		Quiznos Corp., LIBOR + 2.25%, 5/01/12	1,987,876
3,335		RH Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	3,320,530
1,950		Sturm Foods, Inc., LIBOR + 2.25%, 5/31/11	1,952,550
1,493		Supervalu, Inc., Loan B, LIBOR + 1.75%, 6/15/12	1,495,766

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Consumer Products—(cont’d)
$615	Synventive Acquisition, Inc., LIBOR + 14.0%, 1/31/14	$499,444
	Travelcenters of America, Inc.,
248	Loan B, LIBOR + 1.75%, 6/30/11	247,268
249	Loan B, LIBOR + 1.75%, 11/30/11	248,517
905	Tupperware Corp., LIBOR + 1.50%, 11/07/12	898,993
498	Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	494,391
	Waterpik Technologies, Inc.,
451	LIBOR + 2.25%, 4/15/13	450,875
750	LIBOR + 6.50%, 10/15/13	757,500

	Total Consumer Products	57,038,749

	Containers & Packaging—2.0%
	Altivity Packaging LLC,
345	LIBOR + 2.25%, 6/30/13	347,498
1,500	LIBOR + 5.00%, 12/30/13	1,515,937
1,152	Loan B, LIBOR + 2.25%, 6/30/13	1,161,377
200	Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	202,167
	Georgia-Pacific Corp.,
2,488	LIBOR + 2.00%, 2/28/13	2,500,022
994	LIBOR + 3.00%, 2/28/14	1,005,939
	Graham Packaging Co. LP,
1,965	Loan B, LIBOR + 2.25%, 10/01/11	1,973,772
1,429	Loan C, LIBOR + 4.25%, 4/01/12	1,438,393
1,324	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	1,337,894
568	Smurfit-Stone Container Corp., LIBOR + 2.35%, 11/01/10	570,806
1,950	Solo Cup, Inc., LIBOR + 3.25%, 2/27/11	1,958,227

	Total Containers & Packaging	14,012,032

	Ecological Services & Equipment—0.1%
500	Envirosolutions, Inc., LIBOR + 3.50%, 7/15/12	502,812

	Energy—3.6%
429	AES Corp., LIBOR + 1.75%, 4/30/08	428,839
952	Cellnet Technology, Inc., Loan B, LIBOR + 3.00%, 4/30/12	958,039
	Coffeyville Resources LLC,
600	LIBOR + 2.50%, 6/22/11	602,924
889	Loan C, LIBOR + 2.25%, 7/15/12	893,138
	Coleto Creek Power,
127	LIBOR + 2.75%, 7/31/13	126,433
1,868	Loan B, LIBOR, 7/31/13	1,853,921
248	Complete Production Services, Inc., Loan B, LIBOR + 2.50%, 8/31/12	247,887
1,000	Exco Resources, Inc., LIBOR + 6.00%, 10/31/11	1,010,000
1,489	Key Energy Services, Inc., Loan B, LIBOR + 3.25%, 8/15/12	1,495,729
500	Longyear Global Holdings, Inc., LIBOR + 7.00%, 10/06/13	495,000
976	LSP General Finance Co. LLC, LIBOR + 1.75%, 4/15/13	972,869
498	Meg Energy Corp., Loan B, LIBOR + 2.25%, 4/15/13	498,211
	Northeast Energy,
1,500	PRIME + 1.50%, 10/31/13	1,512,750
250	PRIME + 3.50%, 10/31/14	252,125
5,976	NRG Energy, Inc., LIBOR + 2.00%, 1/31/13	6,004,309
346	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	347,428
	Plum Point Energy Associates,
194	LIBOR + 3.75%, 3/14/14	196,229
716	Loan B, LIBOR + 3.25%, 3/14/14	722,834
1,000	Regency Gas, LIBOR, 8/15/13	1,010,625
1,980	Reliant Energy, Inc., LIBOR + 2.38%, 4/30/10	1,978,521
979	Semcrude LP, LIBOR + 2.25%, 2/28/11	982,158
1,492	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,496,231
	Wolf Hollow I LP,
400	LIBOR + 2.25%, 6/15/12	392,000
100	LIBOR + 2.25%, 6/22/12	98,000
477	Loan B, LIBOR + 2.25%, 6/15/12	467,682

	Total Energy	25,043,882

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Entertainment & Leisure—2.7%
$3,221	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	$3,214,107
1,125	Cinemark, Inc., Loan B, LIBOR, 10/05/13	1,131,856
500	Edge Las Vegas, LIBOR + 3.50%, 6/01/09	490,000
1,442	Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	1,449,039
2,000	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,012,500
488	Green Valley Ranch Gaming LLC, Loan B, LIBOR + 1.75%, 12/01/10	487,566
495	Hit Entertainment Ltd., LIBOR + 2.25%, 3/20/12	495,309
4,975	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/15/12	4,909,260
1,481	Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 5/31/12	1,488,110
750	Time Warner, Inc., LIBOR + 2.25%, 10/31/13	755,062
325	Travelport, Inc., LIBOR + 3.00%, 8/31/13	325,871
500	Wembley, Inc., LIBOR + 2.50%, 8/31/11	504,375
1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,104,847
473	Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	464,458

	Total Entertainment & Leisure	18,832,360

	Financial Institutions—5.6%
995	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	990,440
1,500	Alix Partners, LIBOR, 10/30/13	1,507,500
440	Ameritrade, Loan B, LIBOR + 1.50%, 1/31/13	439,148
982	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	947,524
	Asurion Corp.,
1,155	LIBOR + 3.00%, 8/30/12	1,159,107
500	LIBOR + 6.25%, 2/28/13	505,625
1,000	Bankruptcy Management, LIBOR + 2.75%, 6/30/11	1,008,125
975	Billing Services Group, LIBOR + 2.50%, 5/03/12 (EUR)	1,244,392
1,000	BNY Convergex Group LLC, LIBOR, 8/31/13	1,000,313
500	Brock Holdings, LIBOR + 2.50%, 8/30/13	501,875
500	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	501,666
4,000	Century Corp., PRIME + 2.00%, 12/31/09	3,901,428
1,250	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,253,125
750	Conseco, Inc., LIBOR, 9/30/13	751,875
1,244	Global Cash Access LLC, PRIME + 0.75%, 3/15/10	1,242,525
872	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	875,302
877	Lucite Intl. Finance PLC, LIBOR + 9.00%, 7/15/14 (EUR)	1,101,359
748	N.E.W. Holdings I LLC, LIBOR, 8/31/13	751,398
	Nasdaq Stock Market, Inc.,
1,243	Loan B, LIBOR + 1.75%, 4/18/12	1,243,002
721	Loan C, LIBOR + 1.75%, 4/18/12	720,608
6,000	Navistar Financial Corp., LIBOR + 5.00%, 2/28/09	6,060,000
1,178	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	1,179,598
438	Renfro Corp., LIBOR + 3.25%, 10/05/13	436,289
	Riverstone C/R GS Holdings,
91	LIBOR, 5/13/11	90,852
593	LIBOR + 1.75%, 5/12/13	591,110
64	TBD, 5/12/13	63,597
1,122	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.00%, 2/28/13	1,121,691
1,000	Targa Resources, Inc., LIBOR + 2.25%, 10/31/07	999,688
	TPG Springs, (GBP)
997	Loan B, LIBOR, 3/22/13	1,899,697
997	Loan C, LIBOR, 7/22/14	1,908,413
998	Transfirst Holdings, Inc., Loan B, LIBOR + 2.50%, 8/09/12	1,004,981
438	Universal American Financial Corp., LIBOR + 2.25%, 5/25/09	438,594
905	USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	908,515
748	Vertellus, LIBOR + 3.25%, 7/08/13	751,866

	Total Financial Institutions	39,101,228

	Health Care—3.5%
1,137	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	1,092,671
2,940	Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,940,000
2,331	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	2,339,782
1,710	Davita, Inc., Loan B, LIBOR + 2.00%, 6/30/12	1,717,363
523	Duloxetine Royalty, LIBOR + 4.50%, 10/15/13	523,161

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Health Care—(cont’d)
$985	Eye Care Centers of America, Inc., LIBOR + 3.00%, 2/28/12	$985,616
498	Global Healthcare Exchange LLC, Loan B, LIBOR + 1.25%, 3/15/13	497,500
1,995	Healthsouth Corp., Loan B, LIBOR + 3.25%, 3/15/13	2,002,204
978	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	980,921
2,200	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	2,204,748
459	Multiplan, Inc., LIBOR + 2.50%, 4/15/13	459,851
748	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	747,657
	Quintiles Transnational Corp.,
995	LIBOR + 2.00%, 3/31/13	994,502
250	LIBOR + 4.00%, 3/31/14	253,985
496	Radnet Management, Inc., Loan B, LIBOR + 4.00%, 3/15/11	497,491
985	Select Medical Corp., Loan B, LIBOR + 1.75%, 2/28/12	965,054
990	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/30/11	989,729
	Warner Chilcott Corp.,
88	LIBOR + 2.50%, 1/18/11	88,294
439	LIBOR + 2.50%, 1/18/12	440,311
1,896	Loan B, LIBOR + 2.50%, 1/18/11	1,904,918
521	Loan C, LIBOR + 2.50%, 1/18/11	522,995
978	Wellcare Holdings LLC, LIBOR + 2.50%, 5/13/09	977,500

	Total Health Care	24,126,253

	Industrials—1.6%
1,000	Acosta, Inc., LIBOR + 2.75%, 8/15/13	1,008,750
500	Applied Systems, Inc., Loan B, LIBOR, 9/30/13	501,563
993	Bolthouse Farms, Inc., LIBOR + 2.25%, 12/01/12	993,741
	Buhrmann U.S., Inc.,
500	Loan D, LIBOR, 12/23/10	500,000
2,269	Loan D1, LIBOR + 1.75%, 12/30/10	2,269,443
1,900	Drummond Co., Inc., LIBOR + 1.75%, 2/15/12	1,852,500
	Novelis, Inc.,
182	Loan B, LIBOR + 2.25%, 1/13/10	182,210
365	Loan B, LIBOR + 2.25%, 12/30/11	365,849
625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	625,000
	Standard Steel LLC,
83	1.00%, 6/30/12	83,958
416	Loan B, LIBOR + 2.50%, 7/15/12	418,742
1,337	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 8/15/11	1,336,752
	Trimas Corp.,
94	LIBOR + 2.75%, 7/31/11	94,219
406	Loan B, LIBOR, 7/31/13	408,281
473	United Rentals NA, Inc., LIBOR + 2.00%, 2/12/11	473,754
268	Worldspan LP, LIBOR + 2.75%, 6/30/07	267,337

	Total Industrials	11,382,099

	Media—7.4%
	American Lawyers Media, Inc.,
1,711	LIBOR + 2.50%, 3/15/10	1,706,921
2,000	LIBOR + 5.75%, 3/07/11	2,009,584
450	Bresnan Communications Group LLC, LIBOR + 2.00%, 10/15/13	449,156
3,980	Cablevision Systems Corp., LIBOR + 1.75%, 3/31/13	3,976,271
5,500	Cequel Communications LLC, LIBOR + 2.25%, 11/01/13	5,488,877
3,500	Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp.,
	LIBOR + 2.63%, 4/28/13	3,528,329
732	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/12	732,969
	Dex Media West LLC/Dex Media Finance Co.,
817	Loan B1, LIBOR + 1.50%, 9/09/10	813,405
3,249	Loan B2, LIBOR + 1.50%, 9/01/09	3,233,909
1,324	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 3/06/10	1,324,255
1,250	Gatehouse Media Operating, Inc., LIBOR + 2.25%, 12/15/13	1,250,521
4,000	German Media Partners LP, LIBOR, 6/06/13 (EUR)	5,117,962
498	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	499,055
2,000	Mediacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,989,688
1,975	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,968,123

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Principal Amount (000)	Description	Value

	Media—(cont’d)
$1,926	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	$1,919,232
500	NEP Supershooters LP, LIBOR + 8.00%, 8/01/11	505,000
	New Wave Communications/Telecommunications Management LLC,
300	TBD, 6/20/13	300,000
948	LIBOR + 3.25%, 6/20/13	947,625
1,826	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,818,979
	Nielsen Finance LLC/Nielsen Finance Co.,
500	LIBOR + 2.75%, 8/15/13	501,719
3,000	Loan B, LIBOR + 2.75%, 8/15/13	3,010,314
500	NTL Investment Holding Ltd., Loan B4, PRIME, 9/03/12	502,344
748	PAETEC Communications, Inc., Loan B, LIBOR + 3.50%, 6/30/12	751,866
1,000	Persona Communications, Inc., LIBOR, 4/30/14	1,003,750
497	Prism Business Media, Inc., Loan B, LIBOR + 2.25%, 10/15/12	497,074
750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	753,750
500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	499,732
1,945	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,951,336
	Yell Group PLC,
1,000	Loan B, LIBOR + 2.00%, 2/10/13	1,004,229
1,500	Loan B, LIBOR + 2.00%, 2/21/13 (EUR)	1,929,658

	Total Media	51,985,633

	Real Estate—0.8%
2,250	Foster Wheeler Ltd., LIBOR - 0.10%, 10/13/11	2,255,625
	Kyle Acquisition Group LLC,
270	Loan B, PRIME, 7/31/08	268,828
50	PRIME, 7/31/10	49,937
1,000	Landsource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	978,333
492	Masonite Intl. Corp., LIBOR + 2.00%, 3/31/13	480,919
602	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	601,478
1,000	Williams Scotsman, Inc., Loan B, LIBOR + 1.50%, 6/30/10	993,750

	Total Real Estate	5,628,870

	Technology—1.8%
744	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	745,364
375	Coinstar, Inc., LIBOR + 2.25%, 7/15/11	376,183
748	Crown Castle Intl. Corp., Loan B, LIBOR + 2.25%, 6/15/13	750,663
500	Electrical Components Intl. Holdings Co., LIBOR + 6.50%, 5/19/14	501,250
493	Federal IT Systems, Inc., LIBOR + 2.50%, 4/30/11	491,889
995	Nuance Communications, Inc., LIBOR + 2.00%, 12/29/13	988,159
2,494	Sensata Technologies BV, Loan B, LIBOR + 1.75%, 4/30/13	2,477,775
2,469	Sungard Data Systems, Inc., Loan B, LIBOR + 2.50%, 1/05/13	2,490,147
	Verifone, Inc.,
2,000	LIBOR + 1.75%, 2/28/13	2,000,000
1,427	Loan B, LIBOR + 1.75%, 6/30/11	1,424,831
204	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	204,092

	Total Technology	12,450,353

	Telecommunications—4.4%
	American Cellular Corp.,
375	1.00%, 8/15/07	375,703
125	LIBOR + 2.25%, 8/15/07	125,547
995	Atlantic Broadband Finance LLC, Loan B1, LIBOR + 2.75%, 1/30/11	1,007,438
	BCM Luxembourg Ltd., (EUR)
2,000	Loan B, LIBOR + 2.38%, 9/15/15	2,564,201
2,000	Loan C, LIBOR + 3.08%, 9/15/14	2,546,999
448	Cavalier Telecom, Loan B, LIBOR + 4.50%, 3/31/12	452,787
527	Centennial Cellular Operating Co., LIBOR + 2.25%, 2/09/11	530,818
	Communication Supply Corp.,
96	Loan B, PRIME + 1.75%, 2/28/12	96,154
403	PRIME + 1.75%, 2/28/12	402,837
1,481	Consolidated Communications, Inc., Loan D, LIBOR + 2.00%, 4/07/12	1,483,102
500	Country Road Communications LLC, LIBOR + 7.75%, 7/15/13	505,000
750	Fairpoint Communications, Inc., LIBOR + 1.75%, 2/15/12	748,594

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Rating[1] (unaudited)		Principal Amount (000)		Description	Value

				Telecommunications—(cont’d)
				Insight Midwest Holdings LLC,
		$3,000		Loan B, LIBOR + 2.25%, 4/03/14	$3,018,984
		1,000		Loan B, LIBOR + 2.25%, 4/06/14	1,006,328
		2,000		Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	2,000,416
		750		IPC Acquisition Corp., LIBOR, 9/30/13	754,063
		990		Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	994,190
		1,734		NTELOS, Inc., LIBOR + 2.25%, 2/24/10	1,739,786
				NTL, Inc., (GBP)
		968		Loan B2, LIBOR + 2.13%, 9/03/12	1,840,887
		2,000		Loan C, LIBOR + 2.75%, 3/03/13	3,855,633
		748		Nuvox Communications, LIBOR + 5.00%, 5/15/12	749,060
		3,000		West Corp., LIBOR + 2.75%, 10/31/13	2,999,463
				Wind Acquisition Finance SA (EUR),
		861		Loan A1, LIBOR + 2.25%, 5/25/12	1,095,569
		139		Loan A2, LIBOR + 2.25%, 12/31/10	177,380

				Total Telecommunications	31,070,939

				Transportation—0.8%
		875		Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 3/16/08	882,193
		655		Sirva Worldwide, Inc., LIBOR + 6.00%, 11/30/10	600,079
		603		Transport Industries LP, Loan B, LIBOR + 2.50%, 9/30/11	604,650
		995		UAL Corp., LIBOR + 3.75%, 1/31/12	1,009,935
		2,338		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	2,352,694

				Total Transportation	5,449,551

				Total Bank Loans	373,691,153

				Mortgage Pass-Through Securities—21.0%
				Federal National Mortgage Assoc.,
		1,338		5.50%, 12/01/28-11/01/33	1,327,329
		8,270	[5]	5.50%, 2/01/32-10/01/33	8,197,006
		17,000	[5]	7.25%, 1/15/10	18,185,699
		121,000		TBA, 5.00%, 11/16/21	119,147,248

				Total Mortgage Pass-Through Securities	146,857,282

				Non-Agency Multiple Class Mortgage Pass-Through Securities—1.9%
				GSR Mortgage Loan Trust,
	AAA	6,748	[3,5]	Ser. 10, Class 2A1, 4.474%, 10/25/33	6,457,229
	AAA	6,752	[3,5]	Ser. 13, Class 1A1, 4.502%, 10/25/33	6,491,258

				Total Non Agency Multiple Class Mortgage Pass-Through Securities	12,948,487

				Interest Only Asset-Backed Securities—0.4%
				Sterling Coofs Trust,
	NR	37,113		Ser. 1, 2.362%, 4/15/29	1,670,072
	AAA	32,152	[3]	Ser. 2, 2.418%, 3/30/30	1,406,660

				Total Interest Only Asset-Backed Securities	3,076,732

				U.S. Government and Agency Securities—5.4%
				U.S. Treasury Notes,
		20,425	[5]	3.375%, 12/15/08-9/15/09	19,878,320
		10,000	[5]	3.75%, 3/31/07	9,945,310
		6,000	[5]	3.875%, 5/15/09	5,892,654
		1,815	[5]	4.25%, 8/15/15	1,769,342

				Total U.S. Government and Agency Securities	37,485,626

				Foreign Government Bonds—2.4%
	BB-	714		Bolivarian Republic of Venezuela, 6.438%, 12/18/07	711,724
	BB	5,000	[5]	Republic of Colombia, 9.75%, 4/23/09	5,470,000
	BB+	5,000	[5]	Republic of Peru, 9.125%, 2/21/12	5,775,000
	BB-	5,093	[5]	Turkey, 7.00%, 9/26/16	5,118,465

				Total Foreign Government Bonds	17,075,189

See Notes to Financial Statements.

BlackRock Limited Duration Income Trust (BLW) (continued)

Units (000)		Description	Value

		Warrants—0.0%
10	[2,7]	Reliant Resources, Inc., expires 8/25/08, strike price $0.001, 1 share for 1 warrant	$76,105

Shares

		Common Stock—0.0%
7,579	[2,7]	Critical Care Systems Intl., Inc.	60,632

		Preferred Security—0.0%
125,000		Superior Essex Holding Corp., Ser. A, 9.50%	100,000

		Total Investments—148.9% (cost $1,038,785,2888)	$1,041,185,277
		Liabilities in excess of other assets—(48.9)%	(341,979,177)

		Net Assets—100%	$699,206,100

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Security is fair valued.
[3]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 16.5% of its net assets, with a current market value of $115,420,303, in securities restricted as to resale.

[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[6]	Illiquid security. As of October 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $5,866,699, in these securities.
[7]	Non-income producing security.
[8]

Cost for federal income tax purposes is $1,038,986,573. The net unrealized appreciation on a tax basis is $2,198,704, consisting of $14,069,191 gross unrealized appreciation and $11,870,487 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR	—	Euro
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
PRIME	—	Prime Rate
TBA	—	To Be Announced
TBD	—	To Be Determined

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2006
BlackRock Strategic Bond Trust (BHD)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			LONG-TERM INVESTMENTS—112.5%
			Corporate Bonds—107.6%
			Aerospace & Defense—6.8%
NR	$250	[2]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$252,500
B	80		Argo-Tech Corp., 9.25%, 6/01/11	83,000
B	1,164		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,210,560
			DRS Technologies, Inc.,
B	50		6.875%, 11/01/13	50,000
B	80		7.625%, 2/01/18	81,800
A-	2,000	[3]	Lockheed Martin Corp., 6.15%, 9/01/36	2,125,172
BBB+	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,070,837
BBB	650		Raytheon Co., 4.85%, 1/15/11	639,824
BB	50		Sequa Corp., 9.00%, 8/01/09	52,750
A+	1,000		United Technologies Corp., 6.35%, 3/01/11	1,045,147

			Total Aerospace & Defense	6,611,590

			Automotive—2.3%
B	45	[3]	Ashtead Capital, Inc., 9.00%, 8/15/16	47,362
			Autonation, Inc.,
BB+	110		7.00%, 4/15/14	109,450
BB+	110	[4]	7.374%, 4/15/13	110,825
BB-	20	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	19,550
BBB+	1,000	[5]	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,067,041
B	145		Lear Corp., Ser. B, 8.11%, 5/15/09	146,994
CCC+	200		Metaldyne Corp., 10.00%, 11/01/13	205,000
BB-	492		TRW Automotive, Inc., 9.375%, 2/15/13	527,055

			Total Automotive	2,233,277

			Basic Materials—5.9%
B+	320		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	254,400
B+	320		AK Steel Corp., 7.75%, 6/15/12	320,000
B-	80	[3,4]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.874%, 7/15/10	81,600
BB-	60	[4]	Bowater, Inc., 8.39%, 3/15/10	60,600
BB+	20		Chemtura Corp., 6.875%, 6/01/16	19,550
B-	150		CPG Intl. I, Inc., 10.50%, 7/01/13	153,000
			Domtar, Inc.,
B2	40		7.125%, 8/15/15	38,200
B2	140		7.875%, 10/15/11	142,975
B+	120		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	120,000
			Huntsman LLC,
Ba3	50		11.625%, 10/15/10	55,125
B2	99		12.00%, 7/15/12	112,118
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	75,513
B2	595	[3]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	572,687
B3	1,155		Innophos, Inc., 8.875%, 8/15/14	1,152,112
			Lyondell Chemical Co.,
BB-	170		8.00%, 9/15/14	173,825
BB-	290		8.25%, 9/15/16	298,700
BB+	177		9.50%, 12/15/08	181,646
BB+	130		10.50%, 6/01/13	143,000
BB	150		Millennium America, Inc., 9.25%, 6/15/08	154,500
B-	55		Nalco Co., 8.875%, 11/15/13	57,888
B3	280		NewPage Corp., 10.00%, 5/01/12	293,300
			Nova Chemicals Corp.,
BB	40		6.50%, 1/15/12	37,600
BB	475	[4]	8.405%, 11/15/13	483,312
CCC+	565	[3]	Pregis Corp., 12.375%, 10/15/13	598,900
B+	20		Rhodia SA, 10.25%, 6/01/10 (France)	22,650
B-	30	[3]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	30,450
BBB	169		Weyerhaeuser Co., 6.125%, 3/15/07	169,080

			Total Basic Materials	5,802,731

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Building & Development—2.6%
BB+	$1,000		Beazer Homes USA, Inc., 8.625%, 5/15/11	$1,020,000
B	595		ERICO Intl. Corp., 8.875%, 3/01/12	620,288
B-	465		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	446,400
B3	140		Nortek, Inc., 8.50%, 9/01/14	133,700
			North American Energy Partners, Inc.,
Caa1	125		8.75%, 12/01/11	123,750
B1	200		9.00%, 6/01/10	218,000

			Total Building & Development	2,562,138

			Conglomerates—0.4%
A+	325		Honeywell Intl., Inc., 7.50%, 3/01/10	348,223

			Consumer Products—7.5%
B3	90		ALH Finance LLC, 8.50%, 1/15/13	89,325
CCC+	350	[4]	Ames True Temper, Inc., 9.374%, 1/15/12	353,500
B2	120	[3]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	123,000
B-	215		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	193,500
BBB+	1,000		General Mills, Inc., 5.125%, 2/15/07	998,966
B	320		Gold Kist, Inc., 10.25%, 3/15/14	367,200
B2	480	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	454,800
B-	369		Lazydays RV Center, Inc., 11.75%, 5/15/12	357,930
B	270	[4]	Levi Strauss & Co., 10.122%, 4/01/12	278,438
			Michaels Stores, Inc.,
B2	340	[3]	10.00%, 11/01/14	340,425
Caa1	430	[3]	11.375%, 11/01/16	434,837
B3	30	[3,4]	Nutro Products, Inc., 9.40%, 10/15/13	30,825
B	500		Pantry, Inc., 7.75%, 2/15/14	506,250
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	96,250
BB+	200	[3]	Reynolds American, Inc., 7.625%, 6/01/16	212,355
B1	1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,424,500
CCC	200		Spectrum Brands, Inc., 7.375%, 2/01/15	162,000
			United Rentals NA, Inc.,
B	875		7.00%, 2/15/14	837,812
B	25		7.75%, 11/15/13	24,938

			Total Consumer Products	7,286,851

			Containers & Packaging—1.3%
			Berry Plastics Holding Corp.,
B2	190	[3]	8.875%, 9/15/14	191,900
B2	130	[3,4]	9.265%, 9/15/14	131,462
B+	400		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	410,500
CCC+	55		Graham Packaging Co., Inc., 8.50%, 10/15/12	54,725
B1	130	[3,4]	Impress Holdings BV, 8.512%, 9/15/13	131,026
B+	301		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	310,406

			Total Containers & Packaging	1,230,019

			Ecological Services & Equipment—2.2%
B	1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,575,000
Caa1	550		Waste Services, Inc., 9.50%, 4/15/14	563,750

			Total Ecological Services & Equipment	2,138,750

			Energy—13.5%
			ANR Pipeline Co.,
Ba1	185		7.375%, 2/15/24	193,382
Ba1	655		9.625%, 11/01/21	815,182
B	100		Berry Petroleum Co., 8.25%, 11/01/16	99,750
CCC+	250		Chaparral Energy, Inc., 8.50%, 12/01/15	249,375
			Chesapeake Energy Corp.,
BB	130		6.375%, 6/15/15	125,450
BB	20		6.875%, 11/15/20	19,000
BB-	35		ChipPAC, Inc., 2.50%, 6/01/08	34,475
BB-	95		CMS Energy Corp., 7.50%, 1/15/09	97,613
BB-	190		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	187,625
B	450		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	426,375
A1	1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,154,368

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Energy—(cont’d)
BBB+	$1,000		Dominion Resources, Inc., 5.70%, 9/17/12	$1,012,948
BBB	250		DTE Energy Co., 7.05%, 6/01/11	265,397
BB-	150	[3]	Edison Mission Energy, 7.50%, 6/15/13	154,125
			El Paso Corp.,
B	165		7.75%, 1/15/32	172,012
B	205		7.80%, 8/01/31	213,712
B	165		9.625%, 5/15/12	183,150
B	100		10.75%, 10/01/10	111,500
Ba1	175		El Paso Natural Gas Co., 8.375%, 6/15/32	202,524
Ba1	33		Elwood Energy LLC, 8.159%, 7/05/26	34,779
			Encore Acquisition Co.,
B1	30		6.00%, 7/15/15	27,375
B1	40		7.25%, 12/01/17	38,500
B-	275		Exco Resources, Inc., 7.25%, 1/15/11	264,687
BBB-	1,075		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,257,446
BB+	60		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	57,375
B	97	[3]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	104,033
B-	195		KCS Energy, Inc., 7.125%, 4/01/12	187,200
			Midwest Generation LLC,
BB+	370		8.75%, 5/01/34	400,062
Ba2	426		Ser. B, 8.56%, 1/02/16	459,809
			Mirant Americas Generation LLC,
Caa1	185		8.30%, 5/01/11	187,312
Caa1	110		8.50%, 10/01/21	108,350
Caa1	90		9.125%, 5/01/31	93,150
BB-	120		Mission Energy Holdings Co., 13.50%, 7/15/08	133,800
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	50,563
B+	285		7.375%, 2/01/16	288,206
A-	250		Occidental Petroleum Corp., 6.75%, 1/15/12	267,218
B2	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	158,900
Baa2	1,000		Progress Energy, Inc., 7.75%, 3/01/31	1,217,886
			Reliant Energy, Inc.,
BB-	285		6.75%, 12/15/14	271,819
BB-	130		9.25%, 7/15/10	134,550
B+	275	[3]	SemGroup LP, 8.75%, 11/15/15	277,062
B	190	[3,4]	Stone Energy Corp., 8.124%, 7/15/10	188,812
B3	400	[3]	Targa Resources, Inc., 8.50%, 11/01/13	399,000
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	31,050
B+	245		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	258,725
B1	330		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	325,950
			Williams Cos., Inc.,
BB+	100		7.125%, 9/01/11	103,250
BB+	135		8.75%, 3/15/32	149,850

			Total Energy	13,194,682

			Entertainment & Leisure—3.6%
			AMC Entertainment, Inc.,
B3	120		9.50%, 2/01/11	120,450
B3	200		11.00%, 2/01/16	221,250
B3	60		Cinemark, Inc., Zero Coupon, 3/15/14	48,825
B3	225	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	237,937
B	100	[3]	Pokagon Gaming Authority, 10.375%, 6/15/14	107,250
B3	55		Poster Financial Group, Inc., 8.75%, 12/01/11	57,338
Ba1	1,500		Royal Caribbean Cruises Ltd., 8.75%, 2/02/11 (Liberia)	1,637,583
BB	190		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	191,188
			Travelport, Inc.,
B-	370	[3]	9.875%, 9/01/14	364,912
B-	365	[3]	11.875%, 9/01/16	359,525
BB-	140		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	137,200

			Total Entertainment & Leisure	3,483,458

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Financial Institutions—19.9%
B+	$106		AES Ironwood LLC, 8.857%, 11/30/25	$115,523
AA	185	[3]	Allstate Financial Global Funding LLC, 5.25%, 2/01/07	184,941
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	230		7.125%, 2/15/13	229,425
BB+	860		8.125%, 6/01/11	879,350
Aa3	650	[3,4,5]	Barclays Bank PLC, 8.55%, 9/29/49 (United Kingdom)	732,463
B	190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	208,525
B2	2,000		Bluewater Finance Ltd., 10.25%, 2/15/12 (Cayman Islands)	2,040,000
BB	495		Crum & Forster Holdings Corp., 10.375%, 6/15/13	513,562
BB	95		Fairfax Financial Holdings Ltd., 6.875%, 4/15/08 (Canada)	93,338
BB-	1,600	[4]	Ford Motor Credit Co., 6.944%, 1/15/10	1,522,018
AAA	2,000	[5]	General Electric Capital Corp., 3.45%, 7/16/07	1,974,496
BB	330		General Motors Acceptance Corp., 6.875%, 8/28/12	330,886
AA	1,500	[5]	HSBC Bank, Inc., 3.875%, 9/15/09	1,453,827
			iPayment, Inc.,
CCC+	175	[3]	9.75%, 5/15/14	179,813
NR	690	[2,3,4]	12.75%, 7/15/14	689,137
B-	225		K&F Acquisition, Inc., 7.75%, 11/15/14	227,812
A	325		MetLife, Inc., 6.125%, 12/01/11	337,793
B+	565	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	573,475
			Rainbow National Services LLC,
B+	210	[3]	8.75%, 9/01/12	220,763
B+	2,245	[3]	10.375%, 9/01/14	2,497,562
B-	605		Standard Aero Holdings, Inc., 8.25%, 9/01/14	600,462
AA+	759	[6]	Structured Asset Receivable Trust, 1.649%, 1/21/10	758,784
AAA	1,000	[3,5]	TIAA Global Markets, Inc., 3.875%, 1/22/08	982,852
B-	50	[4]	Universal City Florida Holding Co. I/II, 10.121%, 5/01/10	51,438
Aa1	2,000	[5]	Wells Fargo & Co., 3.50%, 4/04/08	1,955,186
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,097

			Total Financial Institutions	19,408,528

			Health Care—4.6%
B	355	[3]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	337,250
			Healthsouth Corp.,
CCC+	485	[3]	10.75%, 6/15/16	497,125
CCC+	225	[3,4]	11.418%, 6/15/14	230,063
AA	1,000	[5]	Merck & Co., Inc., 4.375%, 2/15/13	952,488
B-	150		Tenet Healthcare Corp., 6.875%, 11/15/31	116,250
B-	290		Universal Hospital Services, Inc., 10.125%, 11/01/11	306,675
A-	1,000		WellPoint, Inc., 5.95%, 12/15/34	994,514
A	1,000		Wyeth, 6.50%, 2/01/34	1,095,154

			Total Health Care	4,529,519

			Industrials—2.7%
B2	260	[3]	AGY Holding Corp., 11.00%, 11/15/14	259,675
B	100		Hexcel Corp., 6.75%, 2/01/15	97,000
B3	650		Park-Ohio Industries, Inc., 8.375%, 11/15/14	604,500
CCC+	200		Polypore, Inc., 8.75%, 5/15/12	195,500
			RBS Global, Inc./Rexnord Corp.,
B3	350	[3]	9.50%, 8/01/14	362,250
CCC+	175	[3]	11.75%, 8/01/16	182,000
B3	470	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	491,150
B3	440		Trimas Corp., 9.875%, 6/15/12	414,700

			Total Industrials	2,606,775

			Media—14.9%
NR	400	[7]	Adelphia Communications Corp., Ser. B, 10.50%, 7/15/04	312,000
			Affinion Group, Inc.,
B-	435		10.125%, 10/15/13	461,100
B-	70		11.50%, 10/15/15	72,975
Caa2	475		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	451,250
BBB+	1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	1,138,892
B+	120	[4]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	125,700

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Media—(cont’d)
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	$315		10.25%, 9/15/10	$325,237
CCC	105		Ser. B, 10.25%, 9/15/10	108,150
B3	500	[3]	CMP Susquehanna Corp., 9.875%, 5/15/14	483,125
BBB+	1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,039,617
B+	200		CSC Holdings, Inc., 7.875%, 12/15/07	202,750
B	50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	54,313
BB	100		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	103,750
			Echostar DBS Corp.,
BB-	550		5.75%, 10/01/08	546,562
BB-	210	[3]	7.00%, 10/01/13	208,163
BB-	45	[3]	7.125%, 2/01/16	43,988
CCC+	75	[3]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	70,875
Ba3	165		LIN Television Corp., 6.50%, 5/15/13	156,544
B	130		Medianews Group, Inc., 6.875%, 10/01/13	120,738
B2	405		Network Communications, Inc., 10.75%, 12/01/13	407,531
BBB	1,500	[5]	News America, Inc., 6.20%, 12/15/34	1,464,787
B3	560		Nexstar Finance, Inc., 7.00%, 1/15/14	515,900
CCC+	710	[3]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	740,175
B1	500	[3,4]	Paxson Communications Corp., 8.624%, 1/15/12	505,625
			Primedia, Inc.,
B2	210		8.00%, 5/15/13	195,825
B2	120		8.875%, 5/15/11	119,700
B2	150	[4]	10.78%, 5/15/10	155,250
B	945		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	974,531
B	70		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	63,175
Caa1	175		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	170,625
BBB+	1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,143,759
			Vertis, Inc.,
B1	445		9.75%, 4/01/09	454,456
Caa3	40	[3]	13.50%, 12/07/09	36,200
Caa1	370		Ser. B, 10.875%, 6/15/09	368,150
BBB	85		Viacom, Inc., 6.625%, 5/15/11	88,512
Caa1	1,160		Young Broadcasting, Inc., 10.00%, 3/01/11	1,096,200

			Total Media	14,526,130

			Real Estate—0.5%
A	500		ERP Operating LP, 6.95%, 3/02/11	531,965

			Technology—4.8%
BB-	30		Advanced Micro Devices, Inc., 7.75%, 11/01/12	30,525
CCC+	570		Amkor Technology, Inc., 9.25%, 6/01/16	530,100
B+	565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	566,413
B+	100	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	110,750
B+	235	[3]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15	237,056
B-	130	[3]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	125,450
CCC+	295		SS&C Technologies, Inc., 11.75%, 12/01/13	317,125
			Sungard Data Systems, Inc.,
B-	160		9.125%, 8/15/13	166,000
B-	410	[4]	9.973%, 8/15/13	426,400
B-	580		10.25%, 8/15/15	607,550
B	1,010		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	1,032,725
B-	130	[3,4]	UGS Capital Corp. II, 10.38%, 6/01/11	134,225
B-	410		UGS Corp., 10.00%, 6/01/12	442,800

			Total Technology	4,727,119

			Telecommunications—12.6%
BB-	190		Cincinnati Bell, Inc., 7.25%, 7/15/13	195,700
CCC	280	[3]	Cricket Communications, Inc., 9.375%, 11/01/14	286,300
B3	130	[4]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	133,250

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Rating[1] (unaudited)	Principal Amount (000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Ltd., (Bermuda)
BB-	$240		8.625%, 1/15/15	$249,000
BB-	300	[3]	9.25%, 6/15/16	320,250
BB-	95	[4]	10.484%, 1/15/12	96,306
B	170	[3]	11.25%, 6/15/16	185,088
B	680	[3,4]	11.64%, 6/15/13	720,800
			Lucent Technologies, Inc.,
B1	25		6.45%, 3/15/29	22,375
B1	905		6.50%, 1/15/28	809,975
B+	500	[3]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	523,750
B-	160		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	132,000
			Nortel Networks Ltd.,
B-	390	[3,4]	9.624%, 7/15/11	402,675
B-	135	[3]	10.125%, 7/15/13	143,100
			PanAmSat Corp.,
B	125		9.00%, 8/15/14	130,625
B	355	[3]	9.00%, 6/15/16	370,975
			Qwest Corp.,
BB+	200		7.875%, 9/01/11	211,750
BB+	340	[4]	8.64%, 6/15/13	366,350
BB+	85		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	89,250
A	1,500	[5]	SBC Communications, Inc., 6.45%, 6/15/34	1,551,172
BBB+	1,000		Telecom Italia Capital SA, 4.95%, 9/30/14 (Luxembourg)	927,570
A+	2,000	[5]	Verizon New England, Inc., 6.50%, 9/15/11	2,061,178
A-	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,073,199
			West Corp.,
B-	45	[3]	9.50%, 10/15/14	44,775
B-	320	[3]	11.00%, 10/15/16	321,600
B+	250	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	277,813
			Windstream Corp.,
BB+	360	[3]	8.125%, 8/01/13	384,300
BB+	220	[3]	8.625%, 8/01/16	237,325

			Total Telecommunications	12,268,451

			Transportation—1.5%
BB-	125		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	124,688
A-	500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	576,856
B1	475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	453,625
B3	39		Horizon Lines LLC, 9.00%, 11/01/12	40,755
BB+	300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	315,000

			Total Transportation	1,510,924

			Total Corporate Bonds	105,001,130

			U.S. Government and Agency Securities—4.6%
	410	[5]	U.S. Treasury Bonds, 5.375%, 2/15/31	445,138
			U.S. Treasury Notes,
	933	[5]	2.625%, 11/15/06	932,052
	810	[5]	4.125%, 8/15/10	797,375
	1,075	[5]	4.25%, 8/15/13-8/15/15	1,053,738
	710	[5]	4.75%, 5/15/14	717,100
AAA	550	[5]	4.875%, 8/15/16	561,430

			Total U.S. Government and Agency Securities	4,506,833

			Foreign Government Bond—0.3%
Baa1	230		United Mexican States, 8.30%, 8/15/31	292,445

See Notes to Financial Statements.

BlackRock Strategic Bond Trust (BHD) (continued)

Shares		Description	Value

		Common Stocks—0.0%
947	[2,8]	Critical Care Systems Intl., Inc.	$7,576

		Preferred Security—0.0%
50,000		Superior Essex Holding Corp., Ser. A, 9.50%	40,000

		Total Investments—112.5%(cost $109,152,1469)	$109,847,984
		Liabilities in excess of other assets—(12.5)%	(12,234,372)

		Net Assets—100%	$97,613,612

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.
[2]	Security is fair valued.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2006, the Trust held 23.6% of its net assets, with a current market value of $23,053,909, in securities restricted as to resale.

[4]	Variable rate security. Rate shown is interest rate as of October 31, 2006.
[5]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[6]	Illiquid security. As of October 31, 2006, the Trust held 0.8% of its net assets, with a current market value of $758,784, in these securities.
[7]	Issuer is in default and/or bankruptcy.
[8]	Non-income producing security.
[9]

Cost for federal income tax purposes is $109,227,844. The net unrealized appreciation on a tax basis is $620,140, consisting of $2,146,296 gross unrealized appreciation and $1,526,156 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES October 31, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Assets
Investments at value[2]	$40,546,379	$377,198,556
Investments in affiliates[3]	—	1,509,838
Affiliated investments	21,282	79,736
Cash	111,325	819,918
Foreign currency at value[4]	—	3,742,495
Receivable from investments sold	—	395,818
Variation margin receivable	—	633,338
Deposits with brokers as collateral for borrowed bonds	—	—
Unrealized gain on foreign currency exchange contracts	—	83,487
Interest receivable	347,920	5,352,688
Unrealized appreciation on interest rate swaps	—	2,436,084
Other assets	2,450	22,336

	41,029,356	392,274,294

Liabilities
Reverse repurchase agreement	—	3,911,088
Foreign currency payable to custodian	—	—
Payable for investments purchased	—	10,965,788
Payable for dollar rolls	—	—
Variation margin payable	—	—
Unrealized loss on foreign currency exchange contracts	—	—
Loan payable	—	—
Investments sold short at value[5]	—	—
Outstanding options written at value[6]	—	2,127,772
TBA sale commitments[7]	—	—
Unrealized depreciation on credit default swaps	—	44,927
Interest payable	—	682,737
Interest rate floors at value	—	—
Cash with brokers as collateral	—	600,000
Investment advisory fee payable	19,341	147,136
Administration fee payable	5,275	—
Deferred Trustees’fees	21,282	79,736
Payable to affiliates	7,954	17,839
Other accrued expenses	194,186	179,147

	248,038	18,756,170

Net Assets	$40,781,318	$373,518,124

Composition of Net Assets
Par value	$29,571	$27,019
Paid-in capital in excess of par	38,447,104	386,089,643
Cost of shares held in treasury[8]	—	—
Undistributed (distributions in excess of) net investment income	5,833,604	(5,693,238)
Accumulated net realized loss	(3,239,231)	(9,537,812)
Net unrealized appreciation (depreciation)	(289,730)	2,632,512

Net assets, October 31, 2006	$40,781,318	$373,518,124

Net asset value[9]	$13.79	$13.82

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$40,836,109	$380,294,928
[3] Cost of affiliates	—	1,509,548
[4] Foreign currency at cost	—	3,878,971
[5] Proceeds received	—	—
[6] Premium received	—	3,059,631
[7] Proceeds for TBA sale commitments	—	—
[8] Shares held in treasury	—	—
[9] Common shares outstanding	2,957,093	27,018,774

See Notes to Financial Statements.

	High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

Assets
Investments at value[2]	$68,955,459	$424,905,689	$503,320,986	$1,041,185,277	$109,847,984
Investments in affiliates[3]	—	1,857,565	51,795	—	—
Affiliated investments	30,559	149,968	179,222	73,680	16,366
Cash	162,231	540,788	108,401	160,756	522,891
Foreign currency at value[4]	—	—	—	—	—
Receivable from investments sold	221,719	26,538,398	16,463,994	3,275,224	276,351
Variation margin receivable	—	810,094	—	—	—
Deposits with brokers as collateral for borrowed bonds	—	—	60,402,375	—	—
Unrealized gain on foreign currency exchange contracts	—	—	—	—	—
Interest receivable	1,564,454	5,550,226	4,294,472	15,471,361	2,163,819
Unrealized appreciation on interest rate swaps	—	2,807,676	1,083,508	—	—
Other assets	4,007	29,575	27,936	58,533	6,383

	70,938,429	463,189,979	585,932,689	1,060,224,831	112,833,794

Liabilities
Reverse repurchase agreement	—	34,326,158	70,690,625	219,999,531	14,951,135
Foreign currency payable to custodian	—	—	—	1,100	—
Payable for investments purchased	60,632	13,590,349	—	139,565,749	80,843
Payable for dollar rolls	—	—	15,527,433	—	—
Variation margin payable	—	—	1,068,671	—	—
Unrealized loss on foreign currency exchange contracts	—	—	—	36,980	—
Loan payable	20,250,000	—	—	—	—
Investments sold short at value[5]	—	—	61,068,440	—	—
Outstanding options written at value[6]	—	2,322,554	2,323,129	—	—
TBA sale commitments[7]	—	25,987,687	16,581,402	—	—
Unrealized depreciation on credit default swaps	—	49,972	—	—	—
Interest payable	86,900	877,171	1,603,236	675,238	25,249
Interest rate floors at value	—	—	1,894,856	—	—
Cash with brokers as collateral	—	600,000	—	—	—
Investment advisory fee payable	44,607	193,988	227,740	422,874	51,716
Administration fee payable	2,157	65,820	96,249	—	—
Deferred Trustees’fees	30,559	149,968	179,222	73,680	16,366
Payable to affiliates	980	5,805	47,752	18,508	5,770
Other accrued expenses	77,357	170,208	163,762	225,071	89,103

	20,553,192	78,339,680	171,472,517	361,018,731	15,220,182

Net Assets	$50,385,237	$384,850,299	$414,460,172	$699,206,100	$97,613,612

Composition of Net Assets
Par value	$6,417	$344,497	$639,425	$36,782	$7,058
Paid-in capital in excess of par	92,987,168	404,369,870	518,124,907	700,322,623	98,443,594
Cost of shares held in treasury[8]	—	(17,377,850)	—	—	—
Undistributed (distributions in excess of) net investment income	10,204	(900,730)	(519,359)	(36,700)	(16,366)
Accumulated net realized loss	(36,635,402)	(6,096,797)	(91,060,940)	(3,477,620)	(1,516,512)
Net unrealized appreciation (depreciation)	(5,983,150)	4,511,309	(12,723,861)	2,361,015	695,838

Net assets, October 31, 2006	$50,385,237	$384,850,299	$414,460,172	$699,206,100	$97,613,612

Net asset value[9]	$7.85	$11.17	$6.48	$19.01	$13.83

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$74,938,609	$427,244,788	$519,165,867	$1,038,785,288	$109,152,146
[3] Cost of affiliates	—	1,868,783	54,417	—	—
[4] Foreign currency at cost	—	—	—	(1,091)	—
[5] Proceeds received	—	—	61,745,381	—	—
[6] Premium received	—	3,321,623	3,312,560	—	—
[7] Proceeds for TBA sale commitments	—	25,774,000	16,431,406	—	—
[8] Shares held in treasury	—	1,757,400	—	—	—
[9] Common shares outstanding	6,417,363	34,449,693	63,942,536	36,782,283	7,058,402

STATEMENTS OF OPERATIONS For the year ended October 31, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Investment Income
Interest income	$2,405,515	$21,587,538
Income from affiliates	941	104,365

Total investment income	2,406,456	21,691,903

Expenses
Investment advisory	234,437	2,199,983
Administration	63,937	—
Transfer agent	10,579	14,788
Custodian	71,905	238,500
Reports to shareholders	33,083	104,269
Directors/Trustees	14,402	43,256
Registration	1,825	21,243
Independent accountants	30,479	69,992
Legal	11,866	84,304
Insurance	2,548	25,137
Deferred Trustees’fees	941	4,848
Miscellaneous	11,656	49,371

Total expenses excluding interest expense	487,658	2,855,691
Interest expense	—	1,149,965

Total expenses	487,658	4,005,656
Less fees waived by Advisor	—	—
Less fees paid indirectly	—	(14,200)

Net expenses	487,658	3,991,456

Net investment income	1,918,798	17,700,447

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(493,395)	(7,280,220)
Investments in affiliates	—	—
Foreign currency	—	(248,242)
Futures and Swaps	—	(713,181)
Options written	—	(43,430)
Short sales	—	—

	(493,395)	(8,285,073)

Net change in unrealized appreciation/depreciation on:
Investments	341,182	7,820,242
Foreign currency	—	16,542
Futures and Swaps	(177)	2,958,582
Interest rate floors	—	—
Options written	—	756,176
Short sales	—	—

	341,005	11,551,542

Net gain (loss)	(152,390)	3,266,469

Net Increase in Net Assets Resulting from Operations	$1,766,408	$20,966,619

[1]	Consolidated Statement of Operations

See Notes to Financial Statements.

	High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

Investment Income
Interest income	$6,372,658	$25,515,608	$29,079,814	$64,850,597	$8,885,695
Income from affiliates	1,940	130,830	15,712	4,998	825

Total investment income	6,374,598	25,646,438	29,095,526	64,855,595	8,886,520

Expenses
Investment advisory	724,170	2,290,356	2,688,382	5,293,699	880,402
Administration	68,969	381,726	620,396	—	—
Transfer agent	15,715	27,901	73,310	17,254	14,723
Custodian	110,636	272,501	276,129	493,509	97,481
Reports to shareholders	37,763	115,410	159,102	185,730	31,726
Directors/Trustees	14,343	48,065	43,668	68,550	15,214
Registration	21,243	25,612	44,530	27,459	21,243
Independent accountants	40,717	76,567	72,942	52,750	39,075
Legal	10,530	75,822	76,292	114,858	21,090
Insurance	4,131	29,027	30,941	59,109	6,977
Deferred Trustees’fees	1,940	5,372	11,858	4,998	825
Miscellaneous	11,772	51,883	68,969	124,334	15,688

Total expenses excluding interest expense	1,061,929	3,400,242	4,166,519	6,442,250	1,144,444
Interest expense	1,106,179	2,741,131	4,603,103	8,900,833	1,020,195

Total expenses	2,168,108	6,141,373	8,769,622	15,343,083	2,164,639
Less fees waived by Advisor	—	—	—	—	(234,774)
Less fees paid indirectly	(5,181)	(9,729)	(26,140)	(83,543)	(8,883)

Net expenses	2,162,927	6,131,644	8,743,482	15,259,540	1,920,982

Net investment income	4,211,671	19,514,794	20,352,044	49,596,055	6,965,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,067,969)	(4,856,599)	(4,883,743)	(1,590,127)	(759,640)
Investments in affiliates	—	—	(59,731)	—	—
Foreign currency	—	—	—	(331,171)	—
Futures and Swaps	—	(2,764,912)	6,522,072	4,040	—
Options written	—	—	—	327,353	—
Short sales	—	291,133	359,076	—	—

	(2,067,969)	(7,330,378)	1,937,674	(1,589,905)	(759,640)

Net change in unrealized appreciation/depreciation on:
Investments	4,444,627	3,042,311	6,074,193	2,593,098	2,082,388
Foreign currency	—	—	—	(115,958)	—
Futures and Swaps	—	5,199,875	(6,629,728)	(4,008)	—
Interest rate floors	—	—	1,789,308	—	—
Options written	—	810,300	801,246	—	—
Short sales	—	(1,087,240)	(767,708)	—	—

	4,444,627	7,965,246	1,267,311	2,473,132	2,082,388

Net gain (loss)	2,376,658	634,868	3,204,985	883,227	1,322,748

Net Increase in Net Assets Resulting from Operations	$6,588,329	$20,149,662	$23,557,029	$50,479,282	$8,288,286

STATEMENTS OF CASH FLOWS
For the year ended October 31, 2006

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	Core Bond Trust (BHK)

Net Increase in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities
Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,766,408	$20,966,916

Purchases of long-term investments	(3,161,603)	(1,208,218,010)
Proceeds from sales of long-term investments	20,467,520	1,317,417,917
Net proceeds (purchases) of short-term investments	(15,452,608)	(544,199)
Decrease in deposits with brokers as collateral for borrowed bonds	—	—
Amortization of premium and discount on investments	537,223	4,457,162
Net realized loss on investments	493,395	7,280,220
Increase in unrealized appreciation/depreciation on investments	(341,182)	(7,820,242)
Net effect of exchange rates on foreign currency	—	248,242
Decrease in investments sold short	—	—
Decrease in outstanding options written	—	(413,298)
Decrease in TBA sale commitments	—	—
Increase in interest rate floor	—	—
Decrease (Increase) in unrealized appreciation on interest rate swaps	176	(590,466)
Decrease in credit default swaps	—	47,167
Increase in investments in affiliates	(2,441)	(19,452)
Decrease (Increase) in receivable for investments sold	—	31,361,149
Decrease (Increase) in unrealized gain on foreign currency exchange contracts	—	(34,210)
Decrease (Increase) in variation margin receivable	—	(561,182)
Decrease (Increase) in interest receivable	161,690	2,669,650
Decrease (Increase) in other assets	1,352	1,667
Increase in foreign currency payable to custodian	—	—
Increase (Decrease) in payable for investments purchased	—	(42,583,640)
Increase (Decrease) in payable for dollar rolls	—	(7,284,443)
Increase in unrealized loss on foreign currency exchange contracts	—	—
Increase in variation margin payable	—	—
Increase (Decrease) in interest payable	(4,386)	(463,614)
Increase (Decrease) in investment advisory fee payable	(1,148)	(54,827)
Increase in cash with brokers as collateral	—	599,273
Increase (Decrease) in administration fee payable	(313)	—
Increase in deferred Directors/Trustees’ fees	2,441	19,452
Increase (Decrease) in payable to affiliates	(109)	(3,557)
Increase (Decrease) in accrued expenses	(175,744)	20,833

Total adjustments	2,524,263	95,531,592

Net cash provided by operating activities	$4,290,671	$116,498,508

Cash from financing activities:
Capital contributions	—	—
Increase (Decrease) in reverse repurchase agreements	—	(82,964,968)
Decrease in loan payable	—	—
Cash dividends paid	(4,261,094)	(32,962,581)

Net cash used for financing activities:	(4,261,094)	(115,927,549)

Net increase (decrease) in cash	29,577	570,959
Cash and foreign currency at beginning of year	81,748	3,991,454

Cash and foreign currency at end of year	$111,325	$4,562,413

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

	High Yield Trust (BHY)	Income Opportunity Trust (BNA)	Income Trust Inc. (BKT)	Limited Duration Income Trust (BLW)	Strategic Bond Trust (BHD)

Net Increase in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities
Cash flows from operating activities:
Net increase in net assets resulting from operations	$6,588,329	$20,149,662	$23,557,029	$50,479,282	$8,288,286

Purchases of long-term investments	(55,870,951)	(1,886,550,246)	(703,940,487)	(2,116,360,671)	(64,776,313)
Proceeds from sales of long-term investments	56,576,912	2,064,778,891	777,064,810	2,048,916,653	81,537,775
Net proceeds (purchases) of short-term investments	(279,574)	(2,482,005)	25,134	4,078,363	726,362
Decrease in deposits with brokers as collateral for borrowed bonds	—	—	12,694,650	8,670,825	—
Amortization of premium and discount on investments	(35,414)	4,124,503	14,322,806	4,852,069	165,829
Net realized loss on investments	2,067,969	4,856,599	4,943,474	1,590,127	759,640
Increase in unrealized appreciation/depreciation on investments	(4,444,627)	(3,042,311)	(6,074,193)	(2,593,098)	(2,082,388)
Net effect of exchange rates on foreign currency	—	—	—	331,171	—
Decrease in investments sold short	—	—	(11,033,743)	—	—
Decrease in outstanding options written	—	(406,075)	(357,154)	—	—
Decrease in TBA sale commitments	—	(96,108,174)	(4,923,602)	—	—
Increase in interest rate floor	—	—	1,894,856	—	—
Decrease (Increase) in unrealized appreciation on interest rate swaps	—	(740,498)	215,922	4,008	—
Decrease in credit default swaps	—	52,329	—	—	—
Increase in investments in affiliates	(4,324)	(21,542)	(30,420)	(27,779)	(3,566)
Decrease (Increase) in receivable for investments sold	156,449	168,714,804	29,800,157	(1,426,149)	(211,616)
Decrease (Increase) in unrealized gain on foreign currency exchange contracts	—	—	—	77,712	—
Decrease (Increase) in variation margin receivable	—	(693,241)	—	—	—
Decrease (Increase) in interest receivable	131,949	2,553,972	1,101,610	(907,002)	403,618
Decrease (Increase) in other assets	2,734	(4,271)	(3,493)	(10,786)	3,318
Increase in foreign currency payable to custodian	—	—	—	1,100	—
Increase (Decrease) in payable for investments purchased	(222,394)	(155,650,910)	(48,947,681)	132,211,888	(172,676)
Increase (Decrease) in payable for dollar rolls	—	—	15,527,433	(119,709,882)	—
Increase in unrealized loss on foreign currency exchange contracts	—	—	—	36,980	—
Increase in variation margin payable	—	—	935,970	—	—
Increase (Decrease) in interest payable	9,725	(412,918)	(413,315)	324,956	(20,216)
Increase (Decrease) in investment advisory fee payable	827	(11,025)	(3,739)	(47,703)	(8,837)
Increase in cash with brokers as collateral	—	600,000	—	—	—
Increase (Decrease) in administration fee payable	79	(1,838)	(863)	—	—
Increase in deferred Directors/Trustees’ fees	4,324	21,542	30,420	27,779	3,566
Increase (Decrease) in payable to affiliates	(33)	(8,372)	(9,474)	18,508	(932)
Increase (Decrease) in accrued expenses	9,219	(25,735)	(1,134)	90,132	(4,326)

Total adjustments	(1,897,130)	99,543,479	82,817,944	(39,850,799)	16,319,238

Net cash provided by operating activities	$4,691,199	$119,693,141	$106,374,973	$10,628,483	$24,607,524

Cash from financing activities:
Capital contributions	48,307	—	—	251,427	—
Increase (Decrease) in reverse repurchase agreements	—	(85,853,042)	(78,867,625)	43,989,269	(16,931,413)
Decrease in loan payable	(500,000)	—	—	—	—
Cash dividends paid	(4,175,232)	(33,377,416)	(27,486,981)	(56,486,026)	(7,220,745)

Net cash used for financing activities:	(4,626,925)	(119,230,458)	(106,354,606)	(12,245,330)	(24,152,158)

Net increase (decrease) in cash	64,274	462,683	20,367	(1,616,847)	455,366
Cash and foreign currency at beginning of year	97,957	78,105	88,034	1,777,603	67,525

Cash and foreign currency at end of year	$162,231	$540,788	$108,401	$160,756	$522,891

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended October 31, 2006 and 2005

	Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		Core Bond Trust (BHK)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,918,798	$2,365,140	$17,700,447	$20,946,361
Net realized gain (loss)	(493,395)	785,483	(8,285,073)	17,026,631
Net change in unrealized appreciation/depreciation	341,005	(3,333,736)	11,551,542	(26,925,832)

Net increase (decrease) in net assets resulting from operations	1,766,408	(183,113)	20,966,916	11,047,160

Dividends and Distributions:
Net investment income	(4,191,834)	(3,053,790)	(25,048,230)	(27,245,732)
Net realized gains	(69,260)	(742,526)	(7,914,351)	(9,450,897)
Tax return of capital	—	—	—	—

Total dividends and distributions	(4,261,094)	(3,796,316)	(32,962,581)	(36,696,629)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(2,494,686)	(3,979,429)	(11,995,665)	(25,649,469)

Net Assets
Beginning of year	43,276,004	47,255,433	385,513,789	411,163,258

End of year	$40,781,318	$43,276,004	$373,518,124	$385,513,789

End of year undistributed (distribution in excess of) net investment income	$5,833,604	$4,778,322	$(5,693,238)	$515,459

[1]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

	High Yield Trust (BHY)		Income Opportunity Trust (BNA)		Income Trust Inc. (BKT)

	2006	2005	2006	2005	2006	2005

Increase (Decrease) in Net Assets

Operations:
Net investment income	$4,211,671	$4,365,000	$19,514,794	$24,695,470	$20,352,044	$28,144,451
Net realized gain (loss)	(2,067,969)	863,475	(7,330,378)	14,315,363	1,937,674	(15,436,336)
Net change in unrealized appreciation/depreciation	4,444,627	(3,198,856)	7,965,246	(30,139,747)	1,267,311	(3,057,050)

Net increase (decrease) in net assets resulting from operations	6,588,329	2,029,619	20,149,662	8,871,086	23,557,029	9,651,065

Dividends and Distributions:
Net investment income	(4,175,232)	(5,087,371)	(22,238,524)	(27,821,573)	(21,910,288)	(30,667,298)
Net realized gains	—	—	(8,976,694)	(9,614,909)	—	—
Tax return of capital	—	—	(2,162,198)	—	(5,576,693)	(4,798,184)

Total dividends and distributions	(4,175,232)	(5,087,371)	(33,377,416)	(37,436,482)	(27,486,981)	(35,465,482)

Capital Share Transactions:
Reinvestment of common dividends	48,307	67,545	—	—	—	1,569,925

Total increase (decrease)	2,461,404	(2,990,207)	(13,227,754)	(28,565,396)	(3,929,952)	(24,244,492)

Net Assets
Beginning of year	47,923,833	50,914,040	398,078,053	426,643,449	418,390,124	442,634,616

End of year	$50,385,237	$47,923,833	$384,850,299	$398,078,053	$414,460,172	$418,390,124

End of year undistributed (distribution in excess of) net investment income	$10,204	$(26,235)	$(900,730)	$2,180,817	$(519,359)	$(595,003)

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the year ended October 31, 2006 and 2005

	Limited Duration Income Trust (BLW)		Strategic Bond Trust (BHD)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets

Operations:
Net investment income	$49,596,055	$53,638,295	$6,965,538	$7,734,392
Net realized loss	(1,589,905)	(2,199,531)	(759,640)	(324,159)
Net change in unrealized appreciation/depreciation	2,473,132	(32,007,565)	2,082,388	(7,608,367)

Net increase (decrease) in net assets resulting from operations	50,479,282	19,431,199	8,288,286	(198,134)

Dividends and Distributions:
Dividends from net investment income	(55,725,066)	(49,020,501)	(6,969,104)	(7,935,935)
Net realized gains	—	(5,497,247)	—	—
Tax return of capital	(760,960)	—	(251,641)	(1,898,203)

Total dividends and distributions	(56,486,026)	(54,517,748)	(7,220,745)	(9,834,138)

Capital Share Transactions:
Reinvestment of common dividends	251,427	822,572	—	145,218

Total increase (decrease)	(5,755,317)	(34,263,977)	1,067,541	(9,887,054)

Net Assets
Beginning of year	704,961,417	739,225,394	96,546,071	106,433,125

End of year	$699,206,100	$704,961,417	$97,613,612	$96,546,071

End of year undistributed (distribution in excess of) net investment income	$(36,700)	$6,419,573	$(16,366)	$(12,800)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.63	$15.98	$16.02	$17.33	$16.05

Investment operations:
Net investment income	0.65	0.80	0.61	1.28	2.01
Net realized and unrealized gain (loss)	(0.05)	(0.87)	0.25	(1.40)	0.04

Net increase (decrease) from investment operations	0.60	(0.07)	0.86	(0.12)	2.05

Dividends and distributions from:
Net investment income	(1.42)	(1.03)	(0.90)	(1.19)	(0.77)
Net realized gains	(0.02)	(0.25)	—	—	—

Total dividends and distributions	(1.44)	(1.28)	(0.90)	(1.19)	(0.77)

Net asset value, end of year	$13.79	$14.63	$15.98	$16.02	$17.33

Market price, end of year	$15.08	$15.86	$15.80	$15.85	$16.18

TOTAL INVESTMENT RETURN[1]	4.44%	8.74%	5.45%	5.32%	18.34%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.14%	2.37%	2.48%	2.43%	2.50%
Net expenses	1.14%	2.37%	2.48%	2.43%	2.50%
Net expenses excluding interest expense	1.14%	1.19%	1.11%	1.18%	1.16%
Net investment income	4.50%	5.23%	3.83%	7.54%	12.22%
SUPPLEMENTAL DATA:
Average net assets (000)	$42,625	$45,264	$47,191	$49,882	$48,731
Portfolio turnover	8%	116%	20%	39%	35%
Net assets, end of year (000)	$40,781	$43,276	$47,255	$47,381	$51,244
Reverse repurchase agreements outstanding, end of year (000)	$—	$—	$19,263	$19,953	$23,669
Asset coverage, end of year[2]	$—	$—	$3,453	$3,375	$3,165
Reverse repurchase agreements average daily balance (000)	$—	$7,865	$22,055	$19,409	$18,388
Reverse repurchase agreements weighted average interest rate	—%	2.32%	1.20%	1.21%	1.82%

[1]

Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Core Bond Trust (BHK)

	Year Ended October 31,				For the period November 30, 2001[1] through October 31, 2002

	2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.27	$15.22	$14.75	$14.33	$14.33 [2]

Investment operations:
Net investment income	0.66	0.78	0.92	0.83	0.99
Net realized and unrealized gain (loss)	0.11	(0.37)	0.66	0.77	0.04

Net increase from investment operations	0.77	0.41	1.58	1.60	1.03

Dividends and distributions from:
Net investment income	(0.93)	(1.01)	(0.86)	(1.00)	(1.00)
Net realized gains	(0.29)	(0.35)	(0.25)	(0.18)	—

Total dividends and distributions	(1.22)	(1.36)	(1.11)	(1.18)	(1.00)

Capital charges with respect to issuance of shares	—	—	—	—	(0.03)

Net asset value, end of year	$13.82	$14.27	$15.22	$14.75	$14.33

Market price, end of year	$12.86	$13.69	$14.02	$13.57	$13.82

TOTAL INVESTMENT RETURN[3]	3.07%	7.46%	11.93%	6.62%	(1.02)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.08%	1.50%	1.32%	1.05%	1.04%[4]
Net expenses	1.08%	1.50%	1.32%	1.05%	1.04%[4]
Net expenses excluding interest expense	0.77%	0.85%	0.92%	0.87%	0.93%[4]
Net investment income	4.78%	5.20%	6.20%	5.58%	7.67%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$370,219	$402,783	$401,212	$401,049	$380,277
Portfolio turnover	88%	220%	398%	161%	73%
Net assets, end of year (000)	$373,518	$385,514	$411,163	$398,540	$387,238
Reverse repurchase agreements outstanding, end of year (000)	$3,911	$86,876	$102,474	$91,668	$165,215
Asset coverage, end of year[5]	$96,502	$5,438	$5,012	$5,348	$3,342
Reverse repurchase agreements average daily balance (000)	$25,340	$91,130	$145,094	$67,591	$35,207
Reverse repurchase agreements weighted average interest rate	4.54%	2.86%	1.11%	1.05%	1.04%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock High Yield Trust (BHY)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$7.48	$7.95	$6.96	$6.13	$7.20

Investment operations:
Net investment income	0.66	0.68	0.92	1.06	1.20
Net realized and unrealized gain (loss)	0.36	(0.36)	1.02	0.89	(0.98)

Net increase from investment operations	1.02	0.32	1.94	1.95	0.22

Dividends and distributions from:
Net investment income	(0.65)	(0.79)	(0.92)	(1.07)	(1.20)
Tax return of capital	—	—	(0.03)	(0.05)	(0.09)

Total dividends and distributions	(0.65)	(0.79)	(0.95)	(1.12)	(1.29)

Net asset value, end of year	$7.85	$7.48	$7.95	$6.96	$6.13

Market price, end of year	$7.77	$7.36	$9.30	$10.25	$8.68

TOTAL INVESTMENT RETURN[1]	14.93%	(13.49)%	0.28%	32.87%	7.97%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	4.50%	3.52%	2.69%	3.07%	3.45%
Net expenses	4.49%	3.51%	2.68%	3.07%	3.45%
Net expenses excluding interest expense	2.19%	2.10%	1.96%	2.22%	2.20%
Net investment income	8.74%	8.71%	12.16%	16.37%	16.29%
SUPPLEMENTAL DATA:
Average net assets (000)	$48,176	$50,104	$48,186	$41,326	$46,751
Portfolio turnover	85%	102%	156%	30%	147%
Net assets, end of year (000)	$50,385	$47,924	$50,914	$44,438	$38,953
Loan outstanding, end of year (000)	$20,250	$20,750	$19,250	$19,250	$19,250
Asset coverage, end of year[2]	$3,488	$3,310	$3,645	$3,308	$3,024
Loan average daily balance (000)	$20,621	$20,425	$19,250	$19,250	$22,664
Loan weighted average interest rate	4.75%	2.87%	1.80%	1.96%	2.65%

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Opportunity Trust (BNA)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$11.56	$12.38	$11.93	$11.83	$11.47

Investment operations:
Net investment income	0.57	0.72	0.76	0.84	1.15
Net realized and unrealized gain (loss)	0.01	(0.45)	0.53	0.31	(0.05)

Net increase from investment operations	0.58	0.27	1.29	1.15	1.10

Dividends and distributions from:
Net investment income	(0.65)	(0.81)	(0.84)	(0.81)	(0.75)
Net realized gains	(0.26)	(0.28)	—	(0.24)	—
Tax return of capital	(0.06)	—	—	—	—

Total dividends and distributions	(0.97)	(1.09)	(0.84)	(1.05)	(0.75)

Increase resulting from Trust shares repurchased	—	—	—	—	0.01

Net asset value, end of year	$11.17	$11.56	$12.38	$11.93	$11.83

Market price, end of year	$10.58	$10.90	$11.38	$10.95	$10.50

TOTAL INVESTMENT RETURN[1]	6.27%	5.53%	12.04%	14.71%	8.44%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.61%	1.72%	1.11%	1.29%	1.40%
Net expenses	1.61%	1.72%	1.11%	1.29%	1.40%
Net expenses excluding interest expense	0.89%	0.87%	0.84%	0.89%	0.93%
Net investment income	5.11%	5.97%	6.29%	6.99%	10.04%
SUPPLEMENTAL DATA:
Average net assets (000)	$381,726	$413,777	$415,131	$413,543	$394,495
Portfolio turnover	131%	396%	300%	46%	153%
Net assets, end of year (000)	$384,850	$398,078	$426,643	$410,981	$407,480
Reverse repurchase agreements outstanding, end of year (000)	$34,326	$120,179	$94,644	$103,378	$85,704
Asset coverage, end of year[2]	$12,212	$4,312	$5,508	$4,976	$5,755
Reverse repurchase agreements average daily balance (000)	$59,691	$122,457	$97,264	$136,172	$36,153
Reverse repurchase agreements weighted average interest rate	4.59%	2.87%	1.14%	1.22%	1.93%

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Income Trust Inc. (BKT)

	Year Ended October 31,

	2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$6.54	$6.95	$7.21	$8.13	$8.06

Investment operations:
Net investment income	0.32	0.44	0.51	0.61	0.99
Net realized and unrealized gain (loss)	0.05	(0.30)	(0.16)	(0.52)	(0.35)

Net increase from investment operations	0.37	0.14	0.35	0.09	0.64

Dividends and distributions from:
Net investment income	(0.34)	(0.48)	(0.61)	(1.01)	(0.57)
Tax return of capital	(0.09)	(0.07)	—	—	—

Total dividends and distributions	(0.43)	(0.55)	(0.61)	(1.01)	(0.57)

Net asset value, end of year	$6.48	$6.54	$6.95	$7.21	$8.13

Market price, end of year	$6.07	$5.90	$7.50	$7.71	$8.07

TOTAL INVESTMENT RETURN[1]	10.18%	(14.63)%	5.97%	15.41%	15.35%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.12%	2.80%	1.37%	1.36%	2.05%
Net expenses	2.11%	2.79%	1.37%	1.36%	2.05%
Net expenses excluding interest expense	1.00%	0.99%	0.97%	1.02%	1.03%
Net investment income	4.92%	6.54%	7.13%	8.18%	12.28%
SUPPLEMENTAL DATA:
Average net assets (000)	$413,597	$430,035	$447,984	$472,676	$506,533
Portfolio turnover	80%	60%	120%	64%	125%
Net assets, end of year (000)	$414,460	$418,390	$442,635	$457,301	$511,385
Reverse repurchase agreements outstanding, end of year (000)	$70,691	$149,558	$223,736	$121,767	$205,792
Asset coverage, end of year[2]	$6,863	$3,798	$2,978	$4,756	$3,485
Reverse repurchase agreements average daily balance (000)	$104,393	$180,553	$158,278	$135,804	$173,501
Reverse repurchase agreements weighted average interest rate	4.54%	2.81%	1.12%	1.17%	1.81%

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Limited Duration Income Trust (BLW)

				For the period July 30, 2003[1] through October 31, 2003
	Year Ended October 31,

	2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$19.17	$20.13	$19.74	$19.10 [2]

Investment operations:
Net investment income	1.35	1.46	1.46	0.33
Net realized and unrealized gain (loss)	0.03	(0.94)	0.43	0.60

Net increase from investment operations	1.38	0.52	1.89	0.93

Dividends and distributions from:
Net investment income	(1.52)	(1.33)	(1.49)	(0.25)
Net realized gains	—	(0.15)	(0.01)	—
Tax return of capital	(0.02)	—	—	—

Total dividends and distributions	(1.54)	(1.48)	(1.50)	(0.25)

Capital charges with respect to issuance of shares	—	—	—	(0.04)

Net asset value, end of year	$19.01	$19.17	$20.13	$19.74

Market price, end of year	$18.85	$17.48	$19.95	$18.80

TOTAL INVESTMENT RETURN[3]	17.31%	(5.30)%	14.64%	(4.77)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.20%	1.71%	1.26%	0.82%[4]
Net expenses	2.19%	1.71%	1.25%	0.82%[4]
Net expenses excluding interest expense	0.91%	0.92%	0.90%	0.79%[4]
Net investment income	7.10%	7.42%	7.34%	6.87%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$698,382	$722,668	$730,369	$686,655
Portfolio turnover	132%	70%	215%	127%
Net assets, end of year (000)	$699,206	$704,961	$739,225	$724,747
Reverse repurchase agreements outstanding, end of year (000)	$220,000	$176,010	$159,416	$118,993
Asset coverage, end of year[5]	$4,178	$5,005	$5,637	$7,091
Reverse repurchase agreements average daily balance (000)	$179,366	$186,660	$195,845	$26,591
Reverse repurchase agreements weighted average interest rate	4.96%	3.08%	1.32%	0.76%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Bond Trust (BHD)

					For the period February 28, 2002[1] through October 31, 2002
	Year Ended October 31,

	2006	2005	2004	2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$13.68	$15.10	$15.07	$12.63	$14.33 [2]

Investment operations:
Net investment income	0.99	1.10	1.39	1.59	0.98
Net realized and unrealized gain (loss)	0.18	(1.13)	0.25	2.34	(1.77)

Net increase (decrease) from investment operations	1.17	(0.03)	1.64	3.93	(0.79)

Dividends and distributions from:
Net investment income	(0.98)	(1.12)	(1.61)	(1.49)	(0.84)
Tax return of capital	(0.04)	(0.27)	—	—	—

Total dividends and distributions	(1.02)	(1.39)	(1.61)	(1.49)	(0.84)

Capital charges with respect to issuance of shares	—	—	—	—	(0.07)

Net asset value, end of year	$13.83	$13.68	$15.10	$15.07	$12.63

Market price, end of year	$12.85	$12.45	$16.70	$15.27	$12.35

TOTAL INVESTMENT RETURN[3]	11.87%	(18.11)%	21.54%	37.36%	(12.34)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	2.25%	2.14%	1.49%	2.01%	2.57%[4]
Net expenses	2.00%	1.87%	1.23%	1.71%	2.26%[4]
Net expenses excluding interest expense	0.94%	0.92%	0.89%	1.01%	1.25%[4]
Net investment income	7.26%	7.58%	9.23%	11.32%	10.68%[4]
SUPPLEMENTAL DATA:
Average net assets (000)	$96,003	$101,990	$106,330	$98,498	$95,675
Portfolio turnover	56%	51%	31%	32%	22%
Net assets, end of year (000)	$97,614	$96,546	$106,433	$106,045	$88,594
Reverse repurchase agreements outstanding, end of year (000)	$14,951	$31,883	$13,188	$45,872	$44,223
Asset coverage, end of year[5]	$7,529	$4,028	$9,071	$3,312	$3,003
Reverse repurchase agreements average daily balance (000)	$21,104	$30,406	$27,562	$46,036	$44,889
Reverse repurchase agreements weighted average interest rate	4.81%	3.20%	1.33%	1.51%	1.45%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) (collectively, the “Trusts”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts.

          On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned registered investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

          On September 29, 2006, BlackRock, Inc., the parent of BlackRock Advisors, LLC (formerly BlackRock Advisors, Inc.), and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers (“MLIM”), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

          Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

          In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trusts’ financial statements has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

          Each Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by Merrill Lynch, PNC Bank or their affiliates, each of which may be presumed to be an affiliate of BlackRock Advisors, LLC. It is possible, under certain circumstances, that Merrill Lynch’s Global Markets and Investment Banking Group, PNC Mortgage Securities Corp. or their affiliates, could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against Merrill Lynch’s Global Markets and Investment Banking Group, PNC Mortgage Securities Corp. or their affiliates.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest expense paid by the Trusts on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 331/3% of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are included in the purchase price and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. These fees are amortized as premium and/or accretes discount over the term of the loan. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

          A Trust may invest in multiple series or tranches of an issuer. A different series or tranch may have varying terms and carry different associated risks.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

          A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Inverse Floating Rate Securities: The Trusts may invest in inverse floating rate securities that pay interest at a rate that varies inversely with interest rates. As interest rates rise, inverse floating rates decline. The market value of such securities is more volatile than comparable fixed rate securities.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

          The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

          Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

          Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

          Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

          Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, assets and liabilities at the current rate of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities, which would be included in interest expense in the Statement of Operations. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements, swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded. As part of a tax planning strategy, Broad Investment Grade has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

          On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to deter-

mine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryfor-wards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment and swap valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of the other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Affiliated Investments”. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration and Strategic Bond. BlackRock, Inc. may be presumed to be an affiliate of Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc.

          Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration and Strategic Bond covers both investment advisory and administration services.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average weekly managed assets. “Net assets” means the toal assets of the Trust minus the sum of accrued liabilities. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations from 2002 through 2007, 0.15% in 2008, 0.10% in 2009 and 0.05% in 2010.

          The Advisor pays BFM fees for its sub-advisory services.

          The administration fee paid to the Advisor by Broad Investment Grade, High Yield, Income Opportunity and Income Trust is computed weekly and payable monthly based on an annual rate of 0.15%, 0.10%, 0.10%, and 0.15%, respectively of the Trusts’ average weekly managed assets.

          Pursuant to the Investment Management and Administration Agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance services provided to each Trust. For the year ended October 31, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount

Broad Investment Grade	$3,650
Core Bond	24,820
High Yield	2,500
Income Opportunity	25,652

Trust	Amount

Income Trust	$31,087
Limited Duration	91,820
Strategic Bond	6,198

          Pursuant to the terms of their custody agreements, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

          During the year ended October 31, 2006, Merrill Lynch & Co., Inc., through its affiliated broker dealer Merrill Lynch, Pierce, Fenner & Smith, Inc., earned commissions on transactions of securities as follows:

Trust	Commission Amount

Core Bond	$51,942
Income Opportunity	60,362
Income Trust	30,922

          Investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Beginning Principal Amount	Purchases	Sales	Ending Principal Amount	Net Realized Loss	Dividend/ Interest Income	Market Value of Affiliates at October 31, 2006

Core Bond	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A	$—	$2,925,000	$1,415,452	$1,509,548	$—	$99,517	$1,509,838
Income Opportunity	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A	—	3,200,000	1,548,529	1,651,471	—	109,155	1,651,789
	Merrill Projects, Ser. 29	157,733	—	5,408	152,325	—	11,480	153,837
	Merrill Projects, Ser. 42	230,458	—	179,060	51,398	—	4,823	51,939
Income Trust	Merrill Lynch Mortgage Investors, Inc., Ser. C2	2,055,258	—	2,055,258	—	(59,731)	—	—
	Merrill Projects, Ser. 54	52,851	—	1,601	51,250	—	3,855	51,795

Note 3. Portfolio Securities

          Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended October 31, 2006 were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$3,161,603	$8,767,520	Income Trust	$171,866,685	$433,349,706
Core Bond	233,060,016	208,830,241	Limited Duration	1,405,244,885	1,337,948,590
High Yield	55,870,951	56,576,912	Strategic Bond	57,922,011	74,222,016
Income Opportunity	476,873,405	427,093,810

          Purchases and sales of U.S. government securities for the year ended October 31, 2006, aggregated as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Broad Investment Grade	$—	$11,700,000	Income Trust	$258,366,922	$69,184,243
Core Bond	135,017,135	268,311,645	Strategic Bond	6,854,302	7,315,759
Income Opportunity	148,497,169	299,648,887

          Details of open foreign currency exchange contracts at October 31, 2006 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Purchase / Receive	Value at Settlement Date	Value at October 31, 2006	Unrealized Appreciation (Depreciation)

Core Bond	Bought:
	Euro	1/10/07	$3,983,300	$5,042,698	$5,102,113	$59,415

	Sold:
	Euro	1/10/07	4,190,867	5,392,053	5,367,981	24,072

						$83,487

Limited Duration	Sold:
	Euro	1/10/07	16,753,550	21,523,286	21,474,717	$48,569
	Euro	1/10/07	500,000	633,187	640,900	(7,713)
	British Pounds	1/10/07	5,963,875	11,309,271	11,387,107	(77,836)

						$(36,980)

          Income Trust held interest rate floors at October 31, 2006. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received transaction fees for the floors. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floors held at October 31, 2006 were as follows:

Notional Amount (000)	Variable Rate	Counter Party	Floating Rate	Termination Date	Amortized Cost	Value at October 31, 2006	Unrealized Appreciation

$185,000	4.80%	Goldman Sachs	3-month LIBOR	3/25/11	$(2,075,000)	$(1,196,567)	$878,433
146,000	4.95	JP Morgan	3-month LIBOR	3/25/11	(1,609,164)	(698,289)	910,875

					$(3,684,164)	$(1,894,856)	$1,789,308

          Details of open interest rate swaps at October 31, 2006 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Counter Party	Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	5,600	4.415	%(a)	Union Bank of Switzerland	3-month LIBOR	09/27/08	$(75,880)
	41,200	4.510	(b)	CitiBank	3-month LIBOR	10/29/14	1,571,998
	50,000	3.000	(b)	Union Bank of Switzerland	3-month LIBOR	04/16/07	596,890
	14,100	4.305	(a)	Morgan Stanley	3-month LIBOR	06/17/10	(200,178)
	20,000	4.458	(b)	Morgan Stanley	3-month LIBOR	04/18/10	(361,070)
	2,800	4.500	(b)	JP Morgan	3-month LIBOR	05/26/15	88,722
	4,800	4.372	(a)	Union Bank of Switzerland	3-month LIBOR	06/30/15	(202,080)
	6,200	4.725	(a)	Morgan Stanley	3-month LIBOR	08/02/15	(180,335)
	7,200	5.160	(a)	Deutsche Bank	3-month LIBOR	09/12/09	19,896
	4,600	5.000	(a)	Deutsche Bank	3-month LIBOR	11/07/10	44,909
	5,000	4.870	(a)	Goldman Sachs	3-month LIBOR	01/25/16	(30,767)
	4,800	5.723	(a)	JP Morgan	3-month LIBOR	07/14/16	285,761
	25,100	5.496	(a)	Bank of America	3-month LIBOR	07/28/11	837,085
	8,900	5.410	(a)	Deutsche Bank	3-month LIBOR	08/15/08	41,133

							$2,436,084

Income Opportunity Trust	7,800	4.415	%(a)	Union Bank of Switzerland	3-month LIBOR	09/27/08	$(105,690)
	50,000	3.000	(b)	Union Bank of Switzerland	3-month LIBOR	04/16/07	596,890
	27,500	4.399	(b)	Deutsche Bank	3-month LIBOR	10/25/14	1,267,076
	13,800	4.510	(b)	CitiBank	3-month LIBOR	10/29/14	526,543
	13,300	4.305	(a)	Morgan Stanley	3-month LIBOR	06/17/10	(188,820)
	10,000	4.458	(b)	Morgan Stanley	3-month LIBOR	04/18/10	(180,535)
	3,000	4.500	(b)	JP Morgan	3-month LIBOR	05/26/15	95,060
	5,200	4.372	(a)	Union Bank of Switzerland	3-month LIBOR	06/30/15	(218,920)
	9,600	5.410	(a)	Deutsche Bank	3-month LIBOR	08/15/08	44,368
	8,000	4.670	(a)	Goldman Sachs	3-month LIBOR	09/20/15	(257,895)
	5,000	5.000	(a)	Deutsche Bank	3-month LIBOR	11/07/10	48,815
	5,200	5.723	(a)	JP Morgan	3-month LIBOR	07/14/16	309,574
	27,900	5.496	(a)	Bank of America	3-month LIBOR	07/28/11	930,465
	6,600	5.160	(a)	Deutsche Bank	3-month LIBOR	09/12/09	18,238
	25,000	5.011	(a)	Lehman Brothers	3-month LIBOR	10/10/10	(77,493)

							$2,807,676

Income Trust	11,000	4.415	%(a)	Union Bank of Switzerland	3-month LIBOR	09/27/08	$(149,050)
	2,800	5.940	(a)	Union Bank of Switzerland	3-month LIBOR	12/07/15	207,312
	50,000	3.000	(b)	Union Bank of Switzerland	3-month LIBOR	04/16/07	596,890
	19,000	4.889	(b)	Goldman Sachs	3-month LIBOR	04/22/14	231,918
	12,500	4.399	(b)	Deutsche Bank	3-month LIBOR	10/25/14	575,944
	25,000	4.883	(a)	Union Bank of Switzerland	3-month LIBOR	03/21/15	(411,500)
	16,000	4.925	(b)	Deutsche Bank	3-month LIBOR	03/22/15	210,693
	3,000	4.500	(b)	JP Morgan	3-month LIBOR	05/26/15	95,059
	4,500	4.442	(a)	Morgan Stanley	3-month LIBOR	07/11/15	(161,389)
	12,000	4.320	(a)	Union Bank of Switzerland	3-month LIBOR	09/08/10	(319,000)
	5,500	4.870	(a)	Goldman Sachs	3-month LIBOR	01/25/16	(33,844)
	5,400	5.723	(a)	JP Morgan	3-month LIBOR	07/14/16	321,481
	9,300	5.410	(a)	Deutsche Bank	3-month LIBOR	08/15/08	42,982
	40,000	5.011	(a)	Lehman Brothers	3-month LIBOR	10/10/10	(123,988)

							$1,083,508

(a)	Trust pays floating interest rate and receives fixed rate.
(b)	Trust pays fixed interest rate and receives floating rate.

          The terms of the open credit default swap agreements at October 31, 2006 were to receive the quarterly notional amount multiplied by the fixed rate and pay the counterparty, upon default event of Dow Jones CDX, the par value of the notional amount of Dow Jones CDX. Details of open credit default swaps at October 31, 2006 were as follows:

Trust	Notional Amount (000)	Fixed Rate	Counter Party	Termination Date	Unrealized Depreciation

Core Bond	6,000	0.650%	Barclays Bank	6/20/16	$17,794
	13,130	0.075	Deutsche Bank	6/20/11	27,133

					$44,927

Income Opportunity Trust	6,750	0.650%	Barclays Bank	6/20/16	$20,018
	14,495	0.075	Deutsche Bank	6/20/11	29,954

					$49,972

          Transaction in options written during the year ended October 31, 2006 were as follows:

	Calls		Puts

Trust	Contracts/ Notional Amount	Premium Received	Contracts/ Notional Amount	Premium Received

Core Bond
Options outstanding at October 31, 2005	$16,800,035	$841,809	$43,400,035	$1,874,944
Options written	4,500,069	202,007	91,700,106	248,033
Options expired	(69)	(33,369)	(37)	(15,553)
Options closed	(35)	(19,100)	(67)	(39,140)

Options outstanding at October 31, 2006	$21,300,000	$991,347	$135,100,037	$2,068,284

Income Opportunity Trust
Options outstanding at October 31, 2005	$18,100,038	$907,168	$46,500,038	$2,010,230
Options written	5,300,074	234,520	101,700,115	285,355
Options expired	(74)	(35,902)	(39)	(16,298)
Options closed	(38)	(20,717)	(73)	(42,733)

Options outstanding at October 31, 2006	$23,400,000	$1,085,069	$148,200,041	$2,236,554

Income Trust
Options outstanding at October 31, 2005	$18,100,000	$886,450	$46,300,000	$1,982,018
Options written	5,400,074	238,267	103,800,074	280,317
Options expired	(74)	(35,902)	(39)	(16,297)
Options closed	—	—	(35)	(22,293)

Options outstanding at October 31, 2006	$23,500,000	$1,088,815	$150,100,000	$2,223,745

Note 4. Borrowings

Details of open reverse repurchase agreements at October 31, 2006 were as follows (please see Corresponding Underlying Collateral Chart):

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Core Bond
Credit Suisse First Boston LLC	5.320%	10/24/06	11/13/06	$203,821	$203,250

Lehman Brothers	5.300	10/04/06	11/03/06	2,247,392	2,237,838
	5.280	10/11/06	11/03/06	1,474,743	1,470,000

					$3,707,838

Income Opportunity
Credit Suisse First Boston LLC	5.300	10/02/06	11/02/06	1,400,910	1,394,750
	5.320	10/24/06	11/13/06	1,528,655	2,497,500

					$3,892,250

Lehman Brothers	5.300	10/04/06	11/03/06	2,486,226	2,475,656
	5.270	10/12/06	11/13/06	3,166,608	3,151,844
	5.290	10/12/06	11/14/06	24,926,699	24,806,408

					$30,433,908

Income Trust
Credit Suisse First Boston LLC	5.260	10/30/06	11/20/06	3,568,648	3,558,250
	5.270	10/31/06	11/20/06	1,825,830	1,820,500

					$5,378,750

Lehman Brothers	5.240	10/19/06	11/10/06	39,754,635	39,650,750
	5.270	10/19/06	11/10/06	17,107,460	17,062,500
	5.270	10/27/06	11/20/06	8,044,028	8,019,375
	5.260	10/30/06	11/20/06	581,027	579,250

					$65,311,875

Trust/Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par

Limited Duration
Credit Suisse First Boston LLC	5.500%	10/03/06	11/03/06	$68,580,435	$68,257,162
	5.400	10/10/06	11/06/06	34,696,178	34,556,226
	5.500	10/10/06	11/06/06	15,879,897	15,814,662
	5.280	10/10/06	11/07/06	18,518,042	18,445,000
	5.500	10/12/06	11/06/06	3,305,577	3,293,000
	5.500	10/16/06	11/13/06	2,832,456	2,821,000
	5.200	10/19/06	11/13/06	37,821,604	37,707,225
	5.400	10/19/06	11/13/06	3,882,491	3,870,300
	5.400	10/24/06	11/13/06	885,649	883,000
	5.450	10/24/06	11/06/06	3,639,600	3,633,000
	5.450	10/26/06	11/16/06	850,568	848,000
	5.500	10/27/06	11/16/06	596,818	595,000
	5.450	10/30/06	12/04/06	2,438,487	2,426,000
	5.500	10/31/06	12/01/06	4,336,730	4,316,287

					$197,465,862

Lehman Brothers	3.250	01/09/06	TBD	1,384,000	1,384,000
	1.500	09/06/06	TBD	888,000	888,000
	5.290	10/12/06	11/14/06	7,930,942	7,892,669
	5.280	10/26/06	11/16/06	12,405,282	12,369,000

					$22,533,669

Strategic Bond
Credit Suisse First Boston LLC	5.400	10/12/06	11/10/06	6,208,308	6,182,342
	5.400	10/17/06	11/10/06	902,143	899,000
	5.400	10/25/06	12/04/06	2,239,022	2,226,000
	5.400	10/30/06	12/04/06	1,137,773	1,132,000
	4.830	10/31/06	11/15/06	566,262	565,125

					$11,004,467

Lehman Brothers	5.250	10/25/06	11/15/06	3,958,179	$3,946,668

          Details of underlying collateral for open reverse repurchase agreements at October 31, 2006 were as follows:

Trust/Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Core Bond
Credit Suisse First Boston LLC	Tennessee Valley Authority	4.875%	12/15/16	$200,000	$200,000	$199,789

Lehman Brothers	Federal Home Loan Mortgage Corp.	5.500	11/01/18	2,200,000	1,129,662	1,132,744
	Federal Home Loan Mortgage Corp.	3.010	04/19/07	1,135,000	1,135,000	1,123,089
	Federal National Mortgage Assoc.	2.350	04/05/07	1,500,000	1,500,000	1,481,178

						$3,737,011

Income Opportunity
Credit Suisse First Boston LLC	Tennessee Valley Authority	4.875	12/15/16	2,900,000	2,900,000	2,896,949
	Tennessee Valley Authority	5.880	04/01/36	1,800,000	1,800,000	2,005,450

						$4,902,399

Lehman Brothers	Federal Home Loan Mortgage Corp.	5.149	01/01/35	2,042,400	1,871,302	1,843,811
	Federal Home Loan Mortgage Corp.	4.363	01/01/35	1,360,100	1,077,640	1,084,331
	Federal National Mortgage Assoc.	5.500	01/01/33	3,429,659	689,059	682,986
	Federal National Mortgage Assoc.	7.250	01/15/10	2,915,000	2,915,000	3,118,313
	Federal National Mortgage Assoc.	5.500	02/01/33	17,464,674	6,999,589	6,937,896
	Federal National Mortgage Assoc.	5.500	01/01/33	11,231,919	5,668,494	5,618,533
	Federal National Mortgage Assoc.	5.500	02/01/35	5,014,015	3,520,154	3,488,073
	Federal National Mortgage Assoc.	5.500	06/01/36	1,001,094	977,871	966,507
	Federal National Mortgage Assoc.	5.500	10/01/20	810,190	774,726	775,830
	Federal National Mortgage Assoc.	5.500	10/01/20	833,871	755,664	756,740
	Federal National Mortgage Assoc.	5.500	10/01/20	807,941	754,353	755,427
	Federal National Mortgage Assoc.	5.500	03/01/21	677,502	643,156	643,866

Trust/Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Income Opportunity (cont’d)
Lehman Brothers (cont’d)	Federal National Mortgage Assoc.	5.500%	03/01/21	$654,254	$621,683	$622,370
	Federal National Mortgage Assoc.	5.500	03/01/18	1,483,364	580,987	582,714
	Federal National Mortgage Assoc.	5.500	03/01/18	1,539,074	577,555	579,271
	Federal National Mortgage Assoc.	5.500	07/01/16	5,601,876	563,376	565,518
	Federal National Mortgage Assoc.	5.500	08/01/17	3,217,577	543,934	545,738
	Resolution Funding Corp.	0.000	04/15/30	5,555,000	5,555,000	1,783,316

						$31,351,240

Income Trust
Credit Suisse First Boston LLC	U.S. Treasury Strip	0.000	11/15/24	13,000,000	13,000,000	$5,438,264

Lehman Brothers	U.S. Treasury Notes	3.750	03/31/07	20,400,000	20,400,000	20,288,432
	U.S. Treasury Notes	4.000	08/31/07	19,400,000	19,400,000	19,246,158
	U.S. Treasury Strip	0.000	11/15/24	62,900,000	62,900,000	26,312,957

						$65,847,547

Limited Duration
Credit Suisse First Boston LLC	AES Corp.	8.750	05/15/13	5,000,000	5,000,000	5,368,750
	American Real Estate Partners LP	8.125	06/01/11	5,860,000	5,860,000	5,991,850
	CSC Holdings, Inc.	7.875	12/15/07	5,795,000	5,795,000	5,874,681
	Republic of Colombia	9.750	04/23/09	5,000,000	5,000,000	5,470,000
	MGM Mirage	9.750	06/01/07	5,425,000	5,425,000	5,533,500
	Midwest Generation LLC	8.560	01/02/16	4,800,000	4,007,041	4,327,604
	Ipsco, Inc.	8.750	06/01/13	5,000,000	5,000,000	5,325,000
	Fasten Tech, Inc.	11.50	05/01/11	2,500,000	2,500,000	2,587,500
	Houghton Mifflin Co.	9.875	02/01/13	5,000,000	5,000,000	5,356,250
	Group 1 Automotive, Inc.	8.250	08/15/13	5,000,000	5,000,000	5,143,750
	Concentra Operating Corp.	9.500	08/15/10	5,000,000	5,000,000	5,225,000
	Vertis, Inc.	9.750	04/01/09	500,000	500,000	510,625
	General Motors Acceptance Corp.	6.274	01/16/07	2,700,000	2,700,000	2,699,619
	General Motors Acceptance Corp.	6.875	08/28/12	5,620,000	5,620,000	5,635,084
	Nielsen Finance LLC	10.00	08/01/14	4,340,000	4,340,000	4,524,450
	US Steel LLC	10.75	08/01/18	500,000	500,000	538,750
	Turkey	7.000	09/26/16	4,431,000	4,431,000	4,453,155
	Rite Aid Corp.	8.125	05/01/10	3,800,000	3,800,000	3,838,000
	Lyondell Chemical Co.	11.125	07/15/12	3,020,000	3,020,000	3,269,150
	Deutsche Telekom Intl. Finance BV	8.000	06/15/10	5,000,000	5,000,000	5,457,805
	DaimlerChrysler NA Holding Corp.	4.050	06/04/08	7,500,000	7,500,000	7,333,395
	Marsh & McLennan Cos., Inc.	5.513	07/13/07	200,000	200,000	199,963
	Tyco Intl. Group SA	6.125	11/01/08	7,500,000	7,500,000	7,607,220
	Comcast Cable Communications, Inc.	6.875	06/15/09	6,685,000	6,685,000	6,949,840
	JC Penney Co., Inc.	8.000	03/01/10	4,400,000	4,400,000	4,725,692
	DR Horton, Inc.	5.875	07/01/13	3,000,000	3,000,000	2,939,418
	Republic of Peru	9.125	02/21/12	5,000,000	5,000,000	5,775,000
	Chesapeake Energy Corp.	7.500	09/15/13	4,000,000	4,000,000	4,095,000
	Qwest Corp.	7.741	06/15/13	1,900,000	1,900,000	2,047,250
	Qwest Corp.	9.125	03/15/12	3,675,000	3,675,000	4,042,500
	Crum & Forster Holdings Corp.	10.375	06/15/13	3,010,000	3,010,000	3,122,875
	Federal National Mortgage Assoc.	7.250	01/15/10	17,000,000	17,000,000	18,185,699
	American Real Estate Partners LP	7.125	02/15/13	1,480,000	1,480,000	1,476,300
	Overseas Shipholding Group, Inc.	8.750	12/01/13	1,650,000	1,650,000	1,767,563
	Rouse Co.	5.375	11/26/13	2,300,000	2,300,000	2,146,774
	US Steel LLC	10.750	08/01/08	2,750,000	2,750,000	2,963,125
	U.S. Treasury Notes	3.375	12/15/08	17,000,000	17,000,000	16,565,701
	U.S. Treasury Notes	3.750	03/31/07	10,000,000	10,000,000	9,945,310
	U.S. Treasury Notes	3.875	05/15/09	6,000,000	6,000,000	5,892,654
	U.S. Treasury Notes	3.375	09/15/09	3,425,000	3,425,000	3,312,619
	U.S. Treasury Notes	4.250	08/15/15	1,815,000	1,815,000	1,769,342
	Western Financial Bank	9.625	05/15/12	4,300,000	4,300,000	4,738,337
	Kazkommerts Intl. BV	10.125	05/08/07	4,000,000	4,000,000	4,078,000

						$208,810,100

Trust/Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Limited Duration (cont’d.)
Lehman Brothers	NewPage Corp.	11.739%	05/01/12	$1,500,000	$1,500,000	$1,620,000
	Metaldyne Corp.	11.000	11/01/13	1,000,000	1,000,000	1,025,000
	Federal National Mortgage Assoc.	5.500	02/01/32	397,360	129,080	127,942
	Federal National Mortgage Assoc.	5.500	03/01/32	1,100,000	397,232	394,779
	Federal National Mortgage Assoc.	5.500	03/01/33	1,006,453	295,594	292,900
	Federal National Mortgage Assoc.	5.500	06/01/33	800,952	412,890	409,128
	Federal National Mortgage Assoc.	5.500	07/01/33	2,207,045	1,206,934	1,195,934
	Federal National Mortgage Assoc.	5.500	08/01/33	2,113,543	955,902	947,190
	Federal National Mortgage Assoc.	5.500	09/01/33	5,852,429	3,304,045	3,273,934
	Federal National Mortgage Assoc.	5.500	10/01/33	3,182,952	1,569,503	1,555,199
	GSR Mortgage Loan Trust	4.506	10/25/33	10,000,000	6,748,247	6,457,229
	GSR Mortgage Loan Trust	4.531	10/25/33	10,000,000	6,752,162	6,491,258

						$23,790,493

Strategic Bond
Credit Suisse First Boston LLC	DaimlerChrysler NA Holding Corp.	7.300	01/15/12	600,000	600,000	640,225
	Wells Fargo & Co.	3.500	04/04/08	2,000,000	2,000,000	1,955,186
	HSBC Bank, Inc.	3.875	09/15/09	1,500,000	1,500,000	1,453,827
	TIAA Global Markets, Inc.	3.875	01/22/08	1,000,000	1,000,000	982,852
	Barclays Bank PLC	8.550	09/29/49	650,000	650,000	732,463
	News America, Inc.	6.200	12/15/34	1,300,000	1,300,000	1,269,483
	Merck & Co., Inc.	4.375	02/15/13	300,000	300,000	285,746
	General Electric Capital Corp.	3.450	07/16/07	2,000,000	2,000,000	1,974,496
	SBC Communications, Inc.	6.450	06/15/34	300,000	300,000	310,235
	Verizon New England, Inc.	6.500	09/15/11	1,130,000	1,130,000	1,164,565
	U.S. Treasury Notes	4.875	08/15/16	550,000	550,000	561,430

						$11,330,508

Lehman Brothers	U.S. Treasury Bonds	5.375	02/15/31	410,000	410,000	445,138
	U.S. Treasury Notes	4.250	08/15/13	1,000,000	1,000,000	980,625
	U.S. Treasury Notes	2.625	11/15/06	933,000	933,000	932,052
	U.S. Treasury Notes	4.750	05/15/14	710,000	710,000	717,100
	U.S. Treasury Notes	4.125	08/15/10	810,000	810,000	797,375
	U.S. Treasury Notes	4.250	08/15/15	75,000	75,000	73,114

						$3,945,404

Note 5. Commitments

Bridge Debt Commitments: At October 31, 2006, High Yield and Limited Duration had $90,000 and $740,000, respectively, in commitments outstanding to fund high yield bridge debt. The Trusts are entitled to a fee upon the expiration of the commitment period, generally within six months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Note 6. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2006 and 2005 were as follows:

	Year ended October 31, 2006

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$4,241,016	$—	$20,078	$4,261,094
Core Bond	25,048,230	—	7,914,351	32,962,581
High Yield	4,175,232	—	—	4,175,232
Income Opportunity	22,238,533	2,162,198	8,976,685	33,377,416
Income Trust	21,910,288	5,576,693	—	27,486,981
Limited Duration	55,725,066	760,960	—	56,486,026
Strategic Bond	6,969,104	251,641	—	7,220,745

	Year ended October 31, 2005

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$3,271,251	$—	$525,065	$3,796,316
Core Bond	27,245,722	—	9,450,907	36,696,629
High Yield	5,087,371	—	—	5,087,371
Income Opportunity	28,509,597	—	8,926,885	37,436,482
Income Trust	30,667,298	4,798,184	—	35,465,482
Limited Duration	52,882,982	—	1,634,766	54,517,748
Strategic Bond	7,935,935	1,898,203	—	9,834,138

          As of October 31, 2006 the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Net Appreciation

Broad Investment Grade	$5,852,444	$—	$—
Core Bond	—	—	—
High Yield	40,763	—	1,392,602
Income Opportunity	—	—	—
Income Trust	—	—	—
Limited Duration	—	—	—
Strategic Bond	—	—	—

          For federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,061,303	2011	Income Trust	$33,107,952	2007
	684,360	2012		1,352,206	2008
	493,567	2014		13,940,898	2009
				21,960,613	2011
	$3,239,230			10,100,201	2012
				3,861,222	2013
				6,952,429	2014
High Yield	$2,558,868	2007
	3,270,311	2008		$91,275,521
	15,159,280	2009
	8,468,860	2010
	4,771,417	2011
	316,410	2012	Limited Duration	$2,008,113	2013
	2,060,533	2014		1,268,222	2014

	$36,605,679			$3,276,335

Income Opportunity	$2,451,628	2014	Strategic Bond	$432,713	2011
				318,492	2013
				689,609	2014

				$1,440,814

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in-capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	PIC

Broad Investment Grade	$3,328,318	$(172)	$(3,328,146)
Core Bond	1,629,245	(1,523,247)	(105,998)
Income Opportunity	1,804,381	357,817	(2,162,198)
Income Trust	7,210,581	188,004	(7,398,585)
Limited Duration	433,698	327,262	(760,960)
Strategic Bond	251,641	—	(251,641)

Note 7. Capital

There are 200 million of $0.01 par value common shares authorized for each of the Broad Investment Grade, Income Opportunity and Income Trusts. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration and Strategic Bond. At April 30, 2006, the shares owned by affiliates of the Advisor of Limited Duration were 6,021.

          During the years ended October 31, 2006 and 2005, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	October 31, 2006	October 31, 2005

High Yield	6,259	7,498
Income Trust	—	227,068
Limited Duration	13,785	41,211
Strategic Bond	—	9,684

Note 8. Dividends

Subsequent to October 31, 2006, the Board of each of the Trusts declared and paid dividends per common share payable November 30, 2006, to shareholders of record on November 15, 2006. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Broad Investment Grade	$0.075
Core Bond	0.067
High Yield	0.051
Income Opportunity	0.055
Income Trust	0.031
Limited Duration	0.125
Strategic Bond	0.077

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees/Directors and Shareholders of:

BlackRock Broad Investment Grade 2009 Term Trust Inc.
BlackRock Core Bond Trust
BlackRock High Yield Trust
BlackRock Income Opportunity Trust
BlackRock Income Trust Inc.
BlackRock Limited Duration Income Trust
BlackRock Strategic Bond Trust
(Collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2006, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 29, 2006

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios over- seen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 55	Chairman of the Board[3]	3 years4/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Co-head of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	68

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a Trustee of the American Museum of Natural History, a Trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a Trustee of New Visions for Public Education of The Public Theater in New York City and the James Baird Foundation. Formerly, a director of Pulte Corporation, the nation’s largest home-builder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 49	President and Trustee	3 years4/since August 22, 2002	Director, since 2006, and Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Management Committee, the Investment Strategy Group, the Fixed Income and Global Operating Committees and the Equity Investment Strategy Group. Responsible for the portfolio man- agement of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.	58	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Directors/Trustees

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 80	Lead Trustee Audit Committee Chairman[5]	3 years4/since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	58

Former Director of CarrAmerica Realty Corporation and Borg-Warner Automotive, Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 60	Trustee Audit Committee Member	3 years4/since inception[6]	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co-author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	58

Trustee: Aircraft Finance Trust (AFT) and Chairman of the Board of Trustees, Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 69	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	58	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 58	Trustee Audit Committee Member[5]	3 years4/since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management.	58	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex[1]

Independent Directors/Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 65	Trustee	3 years4/since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	58

Director of BellSouth Inc. and McClatchy Company; Trustee of the Museum of Fine Arts, Boston, and of the Committee for Economic Development; Corporation Member, Partners HealthCare and Sherrill House; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 48	Trustee	3 years4/since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994-1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991-1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				58

Director of ADP, R.H. Donnelly, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	For Broad Investment Grade, Income Opportunity and Income Trust appointed Director on 8/11/94.

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After Broad Investment Grade declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

          After Core Bond, High Yield, Income Trust, Limited Duration and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          At a meeting of the Board of Trustees of the Income Opportunity Trust on November 21, 2006, the Board approved an amendment to the Dividend Reinvestment Plan of the Income Opportunity Trust. The Plan previously operated in a manner similar to Broad Investment Grade’s Plan, and permitted shares to be purchased only on the open market. As a result of the amendment, the Plan will permit purchases of newly issued shares on terms similar to the Plans described in the next paragraph. This amendment will take effect on April 1, 2007.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

          We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the federal tax status of dividends paid by the Trusts1 during such tax year. Shareholders, however, must report distributions on a calendar year basis for income tax purposes. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January 2007. Please consult your tax advisor for proper treatment of this information.

60 Day Notice

          The following information is provided with respect to the distributions paid by the BlackRock Closed-End Funds for the fiscal year ended October 31, 2006:

	Payable Date	Federal Obligation Interest[1]	Interest Related Dividends for Non- U.S. Residents[2]	Long-Term Capital Gains Per Share ($)

Broad Investment Grade 2009 Term Trust (BCT)	6/30/06	—	—	0.006790
High Yield Trust (BHY)	11/30/05 – 10/31/06	2.02%	84.90%	—
Income Opportunity Trust (BNA)	11/30/05	10.91%	28.68%	—
	12/30/05	10.91%	84.39%	—
	12/30/05	—	—	0.274779
	1/31/06 – 10/31/06	10.91%	74.25%	—
Income Trust (BKT)	11/30/05 – 12/31/05	5.96%	82.10%	—
	1/31/06 – 10/31/06	5.96%	59.69%	—
Limited Duration Income Trust (BLW)	11/30/05	2.49%	—	—
	12/30/05	2.49%	83.23%	—
	1/31/06 – 10/31/06	2.49%	83.10%	—
Strategic Bond Trust (BHD)	11/30/05 – 12/31/05	2.16%	85.36%	—
	1/31/06 – 10/31/06	2.16%	81.77%	—

1

The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

2	Represents the portion of the distributions paid that are exempt from U.S withholding tax for nonresident aliens and foreign corporations.

          In January 2007, a form 1099-DIV will be sent to shareholders which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

Shareholder Meetings

          The Joint Annual Meeting of Shareholders was held on August 23, 2006 for shareholders of record as of June 5, 2006, to approve a New Investment Management Agreement and Sub-Advisory Agreement for each of the following Trusts:

          Approved the Investment Management Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Broad Investment Grade	1,559,461	78,270	79,709
Core Bond	13,817,341	697,113	842,421
High Yield	3,191,192	219,850	237,255
Income Opportunity	18,405,320	1,007,469	988,120
Income Trust	31,116,585	1,710,010	1,955,880
Limited Duration Income	17,973,594	666,163	1,056,610
Strategic Bond	3,742,105	159,104	229,833

          Approved the Sub-Advisory Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Broad Investment Grade	1,556,229	76,465	84,746
Core Bond	13,810,209	706,768	839,898
High Yield	3,204,388	212,481	231,428
Income Opportunity	18,431,772	1,002,369	966,768
Income Trust	31,018,460	1,764,993	1,999,022
Limited Duration Income	17,928,908	695,024	1,072,435
Strategic Bond	3,760,701	157,713	212,628

          The Joint Annual Meeting of Shareholders was held on May 23, 2006 for shareholders of record as of February 28, 2006, to elect a certain number of Trustees for each of the following Trusts to three-year terms expiring in 2009:

          Elected the Class I Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld

High Yield	5,952,601	240,631	5,953,361	239,871

          Elected the Class II Directors/Trustees as follows:

	Frank J. Fabozzi		Kathleen F. Feldstein		Ralph L. Schlosstein

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Core Bond	24,846,702	295,420	24,858,451	283,671	24,861,522	280,600
Income Opportunity	30,998,611	1,320,709	30,946,385	1,372,935	30,973,958	1,345,362
Income Trust	57,527,905	1,354,832	57,445,814	1,436,923	57,504,994	1,377,743
Strategic Bond	6,563,416	120,207	6,565,086	118,537	6,565,891	117,732

          Elected the Class III Directors/Trustees as follows:

	Andrew F. Brimmer		Kent Dixon		Robert S. Kapito

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Broad Investment Grade	2,762,104	53,009	2,764,286	50,827	2,764,186	50,927
Limited Duration	34,352,553	565,108	34,377,362	540,299	34,400,110	517,551

          The following Trust had an additional proposal (Proposal #2) to amend its Declaration of Trust to expand the authority of the executive committee of the Board of Trustees:

	Votes For	Votes Against	Votes Withheld

High Yield	5,851,448	204,367	137,417

          Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, James Kong—Managing Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Annual Investor Update

          The Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www1.black-rock.com. The Update provides information on the fixed income markets and summaries of certain BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding certain BlackRock Closed-End Funds.

          Historically, BlackRock provided this information in materials mailed with the Trusts’Annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Trusts’ shareholders.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Annual Investor Update, please call (800) 699-1BFM.

INVESTMENT MANAGEMENT AGREEMENTS

          Under the 1940 Act, the continuation of each Trust’s investment management agreement generally is required to be approved annually by the Boards, including the Independent Trustees. At a meeting held on May 23, 2006, the Board of each Trust, including the Independent Trustees, met to consider the annual continuation of each management agreement in effect prior to such date (the “Old Management Agreements”). The Boards first considered the annual continuation of each Old Management Agreement without considering the impending acquisition by BlackRock, Inc. of the investment management business of Merrill Lynch & Co., Inc. (the “Transaction”) because the Old Management Agreements needed to be reapproved whether or not the Transaction closes. Accordingly, it was appropriate to review each Old Management Agreement without considering the impending Transaction, and then to separately consider the impact of the Transaction on the Old Management Agreements.

          At the meeting on May 23, 2006, the Board of each Trust, including these trustees/directors of each trust who are not interested persons of the Trusts for purposes of the Investment Company Act of 1940, as amended (the “Independent Trustee”), unanimously approved the continuance of each Old Management Agreement for each Trust with a contract considered for renewal and then approved a new management agreement for each Trust to take effect following the completion of the Transaction (the “New Management Agreements”).

Information Received by the Boards

          To assist each Board in its evaluation of the Old Management Agreements, the Independent Trustees received information from BlackRock on or about April 22, 2006, which detailed, among other things: the organization, business lines and capabilities of BlackRock Advisors, LLC (formerly BlackRock Advisors, Inc., “BlackRock”) the sub-advisors, if any, for each trust (collectively, the “Advisors”), including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, PNC and each Trust; the advisory and/or administrative fees paid by each Trust to the Advisors, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, and each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of each Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties as well as factors to be considered by the boards in voting on advisory agreements.

          The Independent Trustees reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion, each Board considered each Old Management Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Old Management Agreements.

Matters Considered by the Boards

The Old Management Agreements

          In connection with their deliberations with respect to the Old Management Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, each Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, including narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. Each Board further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped each Board to continue to improve their understanding of BlackRock’s organization, operations and personnel.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operation of the respective Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

          Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ median performance).

          The Boards reviewed a narrative analysis of the third-party Peer rankings, prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers.

          With respect to BHK, BNA and BKT, the Boards noted that each of these Trusts had under-performed its benchmark by no more than one of the one-, three- and five-year periods. The Boards further noted the Advisor believes that each of these Trusts may have under-performed their Peers in one of the three periods because they may have a shorter duration than their respective Lipper Peers. In a rising interest rate environment experienced in the one-year period, the Advisor would anticipate that the shorter duration funds would under-perform longer duration funds because the one-year period yield-curve is flattening.

          With respect to each of BHY, BLW and BHD, the Boards noted that each of these Trusts had under-performed its benchmark by no more than one of the one-, three- and five-year periods. The Boards noted that the Advisor believes that each of these entities may have been investing in higher quality debt than their Lipper Peers or their benchmark and that higher quality debt under-performed lower-quality debt during 2005. The Boards noted that BHY had out-performed its benchmark for the one- and three-year periods.

          With respect to BCT, the Board noted that BCT is a Trust with a finite term and that its performance is not comparable to its Peers because its performance is affected by the duration of its portfolio. The duration of BCT’s portfolio is very different from the portfolio duration of funds without a finite life such as the Peers selected by Lipper.

          After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Old Management Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, each Board, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards, noted that, of the seven Trusts with Old Management Agreements subject to annual continuation, BHK, BKT and BLW pay fees lower than or equal to the median fees paid by their Peers in each of (i) contractual management fees payable by a Trust prior to any expense reimbursements or fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration expense reimbursements and fee waivers (“actual management fees”) and (iii) total expenses. The remaining four Trusts are worse than the median of their Peers in at least one of (a) contractual management fees, (b) actual management fees or (c) total expenses. The Board noted the following reasons why these four Trusts have contractual or actual management fees or total expenses higher than the median of their Peers:

•

Small Trust. The Board of BCT noted that Trust incurs total expenses that are worse than median of its Peers. The Boards noted that because BCT is small relative to its Peers, the fixed costs associated with operating BCT adversely affects its relative expense ratios. BCT pays contractual and actual management fees that are better than or equal to the median of its Peers.

•

Advisor Incurred Additional Risk. The Board noted that BHY pays actual management fees, incurs total expenses and has contractual management fees worse than the median of its Peers. In this connection, the Board noted that the Advisor incurred substantially greater business risk in connection with the initial offering of BHY’s common shares, as BlackRock reimbursed about $4.3 million in underwriting commissions at the time of BHY’s initial offering.

•

Other Explanation. The Board of BNA noted that it pays actual management fees and incurs total expenses that are better than or equal to the median of its Peers, but that its contractual management fees are worse than the median of its Peers.

•

Fee Waivers. The Board of BHD noted that this Trust has contractual fees that are higher than the median of their respective Peers. Nevertheless, this Trust pays actual management fees and incurs total expenses that are lower than the median, as it has a fee waiver structure in place until 2010.

          The Boards also compared the management fees charged to the Trusts by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Old Management Agreements supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the fifteen companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

          In evaluating the reasonableness of the Advisors’ compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards also noted that the one registered closed-end investment company managed by BlackRock has a breakpoint in its fee structure, but that fund that was inherited by BlackRock when it took over managing the fund from another manager and that BlackRock simply retained the structure it inherited. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trusts’ complex.

          The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Old Management Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

          Conclusion with respect to the Old Management Agreements. In reviewing the Old Management Agreements without considering the impending Transaction, the Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Old Management Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Old Management Agreement should be approved.

The Transaction

          On September 29, 2006, Merrill Lynch contributed its investment management business, MLIM, to BlackRock, one of the largest publicly traded investment management firms in the United States and the parent company of the Advisor, to form a new asset management company that is one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. The new company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. It has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch owns no more than 49.8% of the total capital stock of the new company on a fully diluted basis and it owns no more than 45% of the new company’s voting power, and The PNC Financial Services Group, LLC. (“PNC”), which previously held a majority interest in BlackRock, retains approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board of directors.

The New Management Agreements

          Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006 members of BlackRock management made presentations on the Transaction to the Trustees and the Trustees discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The Independent Trustees also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

          At the Board meeting on May 23, 2006, after considering and approving the Old Management Agreements, the Boards (including the Independent Trustees) then considered the information received at or prior to the meeting and the consequences of the Transaction to each Trust, including, among other things:

          (i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the completion of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, these combination processes will result in changes to the portfolio management teams for each of the Trusts;.

          (ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

(iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

          (iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

(v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

(vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction;

(vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees payable under the New Management Agreements and the Old Management Agreements are identical;

(viii) the terms of the New Management Agreements, including the differences from the Old Management Agreements (see “Comparison of Old Management Agreements to the New Management Agreements” above);

(ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Management Agreements; and

          (x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Management Agreements are the same as under the Old Management Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

          The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances, that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

          The Board considered that BlackRock portfolio managers for the Trusts would remain the same following completion of the Transaction.

          Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Management Agreements.

          Fees. The Boards noted that the fees payable by the Trusts under the New Management Agreements are identical to the fees payable under the Old Management Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Old Management Agreements at the May 23, 2006 meeting, (ii) the fact that no change to the fees paid by any Trust was proposed solely as a result of the Transaction, and (iii) the Boards’ earlier conclusion with respect to the services expected to be provided to the Trusts under the New Management Agreements, the Boards concluded that the fee structure under the New Management Agreements was reasonable.

          Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be realized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

          Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Management Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisor by virtue of the Old Management Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Old Management Agreement earlier at the May 23, 2006 meetings of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

          Conclusion with respect to the New Management Agreements. The Trustees did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards determined that all of the factors referred to in their evaluation of the Old Management Agreements described above under “Matters Considered by the Boards – The Old Management Agreements” are applicable to the evaluation of the New Management Agreements and concluded that these factors, in light of all the other factors and all of the facts and circumstances applicable to each Trust, were acceptable for each Trust and supported the Trustees’ conclusion that the terms of each New Management Agreement were fair and reasonable, that the fees in each New Management Agreement are fair and reasonable in light of the services provided to the respective Trust and that each New Management Agreement should be approved.

Shareholder Meeting

          At the shareholder meeting for each Trust held on August 23, 2006, the shareholders of each Trust approved the New Management Agreement for each Trust.

SECTION 19 NOTICES

          Set forth below is a summary of distributions which required each Trust, if any, to notify shareholders of the type of distributions paid pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

	Date of Distribution	Total Distributions	Net Investment Income	Distributions from proceeds from the sale of securities	Distributions from return of capital

Core Bond
	February 2006	$0.07710	$0.06140	$—	$0.01570
	March 2006	$0.07710	$0.06370	$—	$0.01340
	April 2006	$0.07710	$0.05880	$—	$0.01830
	May 2006	$0.07710	$0.06000	$—	$0.01710
	June 2006	$0.06700	$0.05762	$—	$0.00938
	July 2006	$0.06700	$0.05956	$—	$0.00744
	August 2006	$0.06700	$0.00593	$0.01814	$—
	September 2006	$0.06700	$0.06700	$—	$0.02607
	October 2006	$0.06700	$0.06700	$—	$0.02040

High Yield
	February 2006	$0.05533	$0.05533	$—	$—
	May 2006	$0.05533	$0.05533	$—	$—

Income Opportunity
	May 2006	$0.06190	$0.05870	$—	$0.00320
	June 2006	$0.06190	$0.05765	$—	$0.00425
	July 2006	$0.06190	$0.04811	$—	$0.01379
	August 2006	$0.06190	$0.05342	$—	$0.00848
	September 2006	$0.06190	$0.02780	$—	$0.03410
	October 2006	$0.06190	$0.04744	$—	$0.01446

Income Trust
	April 2006	$0.03679	$0.03109	$—	$0.00570
	May 2006	$0.03679	$0.03149	$—	$0.00530
	June 2006	$0.03679	$0.02999	$—	$0.00680
	July 2006	$0.03679	$0.00079	$—	$0.03600
	August 2006	$0.03679	$0.03339	$—	$0.00340
	September 2006	$0.03100	$0.00140	$—	$0.02960
	October 2006	$0.03100	$0.02790	$—	$0.00310

Strategic Bond
	February 2006	$0.08800	$0.06370	$—	$0.02430
	March 2006	$0.08800	$0.08100	$—	$0.00700
	May 2006	$0.08800	$0.08570	$—	$0.00230
	June 2006	$0.08800	$0.08610	$—	$0.00190
	July 2006	$0.08800	$0.08690	$—	$0.00110

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BlackRock Closed-End Funds

Directors/Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen Feldstein
R. Glenn Hubbard
Robert S. Kapito

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor[1]
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Directors/Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For Core Bond, Limited Duration and Strategic Bond.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-3-1006

Item 2. Code of Ethics.
(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is available without charge at www.blackrock.com.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 4. Principal Accountant Fees and Services.
(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $64,000 for the fiscal year ended October 31, 2006 and $69,900 for the fiscal year ended October 31, 2005.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ended October 31, 2006 and $0 for the fiscal year ended October 31, 2005. The nature of the service includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $8,000 for the fiscal year ended October 31, 2006 and $7,500 for the fiscal year ended October 31, 2005. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $2,900 for the fiscal year ended October 31, 2006 and $2,900 for the fiscal year ended October 31, 2005. The nature of the service includes a review of compliance procedures and provided an attestation regarding such review.

(e)      Audit Committee Pre-Approval Policies and Procedures.

          (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

          For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

          In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

          Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

          The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

          In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent

Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

          (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable.

(g)      The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s investment advisrr (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $286,200 for the fiscal year ended October 31, 2006 and $286,200 for the fiscal year ended October 31, 2005.

(h)      The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank J. Fabozzi. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, LLC (the "Advisor"), and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) BlackRock’s fund management team involved with the Registrant is led by a team of investment professionals, including the following individuals who have day-to-day responsibility: Robert S. Kapito.

     Robert S. Kapito, Vice Chairman and a Director of BlackRock, is head of Portfolio Management and a member of the Executive and Management Committees and Investment Strategy Groups. Mr. Kapito oversees all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito also serves as President and a Director for BlackRock's family of closed-end mutual funds. Mr. Kapito has been a portfolio manager with BlackRock since 1988.

(a)(2) As of October 31, 2006, Robert S. Kapito managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee

Registered	2	$418,515,006	0	0
Investment
Companies

Pooled Investment	3	$1,024,435,179	1	$1,024,435,179
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	4	$800,000	0	0

          BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that portfolio management team may manage certain accounts that are subject to performance fees. In addition, the portfolio management team may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

          As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

          Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

          Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

          Long-Term Retention and Incentive Plan (LTIP) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

          Deferred Compensation Program —A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers was paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

          Options and Restricted Stock Awards —While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.

          Incentive Savings Plans —BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the 50% employee’s pre-tax contribution of up to 6% of the employee’s salary, limited to $4,000 per year. BlackRock also offers a Company Retirement Contribution equal to 3% to 5% of eligible compensation, depending on BlackRock, Inc.’s overall net operating income. The company match is made in cash. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

          Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns and income generation, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Registrant, these benchmarks are the same as the benchmark or benchmarks against which the investment performance, including risk-adjusted returns and income generation, of the Registrant or other accounts are measured. These benchmarks include customized benchmarks, Lipper peer groups and a subset of other closed-end taxable debt funds. A group of BlackRock, Inc.’s officers determines which benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Registrant, such benchmarks include Customized Index and standard list.

          The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. This determination may take into consideration the fact that a benchmark may not perfectly correlate to the way the Registrant or other accounts are managed, even if it is the benchmark that is most appropriate for the Registrant or other account. For example, a benchmark’s return may be based on the total return of the securities comprising the benchmark, but the Registrant or other account may be managed to maximize income and not total return. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

(a)(4) As of October 31, 2006, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

Robert S. Kapito: $10,001-$50,000

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant’s Governance Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's fourth fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (2) Certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Income Trust, Inc.

By:   /s/ Donald C. Burke
Name: Donald C. Burke
Title:    Treasurer and Principal Financial Officer
Date: January 12, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert S. Kapito
Name: Robert S. Kapito
Title:    President and Principal Executive Officer
Date: January 12, 2007

By:   /s/ Donald C. Burke
Name: Donald C. Burke
Title:    Treasurer and Principal Financial Officer
Date: January 12, 2007